As filed with the Securities and Exchange Commission on May 20, 2016

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         -----------------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No. ___ Post-Effective Amendment No. ___

                         -----------------------------

                               AB BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672
                         -----------------------------

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on June 20, 2016 pursuant to Rule 488. Title of Securities Being Registered: Class Z shares of beneficial interest, par value $.001 per share, of the following series of the Registrant:
AB High Yield Portfolio.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                          THE AB POOLING PORTFOLIOS
                         1345 Avenue of the Americas
                           New York, New York 10105
                           Toll Free (800) 324-5060
June [__], 2016

Dear Shareholder:

      The Board of Trustees (the "Trustees") of The AB Pooling Portfolios (the "Trust"), a Massachusetts business trust and an open-end management investment company, is asking the shareholders of AB High-Yield Portfolio, a series of the Trust (the "Portfolio"), to approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") providing for the acquisition of the assets and assumption of the liabilities of the Portfolio by AB High Yield Portfolio (the "Acquiring Portfolio"), a series of AB Bond Fund, Inc. (the "Company"), a Maryland corporation and an open-end management investment company. The Trustees are soliciting your written consent for the Portfolio to enter into the Plan and to effectuate the acquisition. A form that requests your consent is enclosed with the attached Information Statement/Prospectus.

      The proposed acquisition is described in more detail in the attached Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference. After reviewing the Information Statement/Prospectus and the Plan, please complete and return the consent form. If the shareholders of the Portfolio approve the Plan providing for the acquisition by the Acquiring Portfolio, the acquisition is expected to be completed in July 2016.

      The Adviser and Trustees believe the reorganization will benefit shareholders of both Portfolios by consolidating management and result in efficiencies for the Portfolios. The acquisition is expected to be tax-free to the shareholders of the Portfolio for federal income tax purposes.

      The Portfolio and the Acquiring Portfolio have substantially similar investment objectives. The Acquiring Portfolio's investment objective is to seek to maximize total return consistent with prudent investment management, and the Portfolio's investment objective is to seek to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. Like the Portfolio, the Acquiring Portfolio normally invests at least 80% of its net assets in high-yield debt securities. Each of the Portfolio and the Acquiring Portfolio invests in debt securities with a range of maturities from short- to long-term and may invest in fixed-income securities of foreign issuers (though the Acquiring Portfolio's prospectus provides that it will most often invest in securities of U.S. issuers). Each of the Portfolio and the Acquiring Portfolio may also use derivatives and effectively leverage its assets by creating aggregate market exposure in excess of its net assets. Disclosure differences between the objectives and strategies for the Acquiring Portfolio and Portfolio have not resulted, and are not expected to result, in differences in the actual management of the Portfolios. The day-to-day management of, and investment decisions for, the Portfolio are made by Gershon M. Distenfeld, Douglas J. Peebles and Ashish C. Shah. The day-to-day management of, and investment decisions for, the Acquiring Portfolio are made by Mr. Distenfeld, Mr. Shah. Sherif M. Hamid and Ivan Rudolph-Shabinsky. If the Plan is approved, Mr. Peebles will join the portfolio management team of the Acquiring Portfolio.

      The Acquiring Portfolio's gross expenses are significantly higher than the Portfolio's expenses. The Portfolio currently pays no investment advisory or transfer agency fees, because the Portfolio is offered exclusively to mutual funds advised by, and certain other institutional clients of, the Adviser and such fees are effectively paid at the level of the funds investing in the Portfolio, while the Acquiring Portfolio pays such fees as a fund that is offered and sold to the public. The Adviser has agreed to waive fees and/or reimburse expenses borne by the AB Fund that is currently invested in the Portfolio in an amount equal to that Fund's share of the advisory fees in the Acquiring Portfolio until December 31, 2017.

      If the Plan is approved by the Portfolio's shareholders, each shareholder will receive Class Z shares of the Acquiring Portfolio. These shares of the Acquiring Portfolio will have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's holding in the Portfolio. The Portfolio would then cease operations and terminate. Shareholders of the Portfolio will not be assessed any sales charges or other individual shareholder fees in connection with the acquisition.

      The Trustees have given careful consideration to the proposed Plan and the acquisition and have concluded that the acquisition is in the best interests of the Portfolio. The Trustees unanimously recommend that you approve the proposed Plan providing for the acquisition of the Portfolio by the Acquiring Portfolio by providing your written consent.


Sincerely,

Robert M. Keith
President

                       INFORMATION STATEMENT/PROSPECTUS

                               June [__], 2016

                            FOR THE ACQUISITION OF

                           AB High-Yield Portfolio
                    a series of The AB Pooling Portfolios
                         1345 Avenue of the Americas
                           New York, New York 10105

                                      BY

                           AB High Yield Portfolio
                        a series of AB Bond Fund, Inc.
                         1345 Avenue of the Americas
                           New York, New York l0105
                                (800) 324-5060

      This Combined Information Statement and Prospectus (the "Information Statement/Prospectus") relates to the solicitation of shareholder approval of the acquisition of the assets and assumption of the liabilities (the "Acquisition") of the AB High-Yield Portfolio (the "Portfolio"), a series of The AB Pooling Portfolios, a Massachusetts business trust (the "Trust"), by AB High Yield Portfolio (the "Acquiring Portfolio"), a series of AB Bond Fund, Inc., a Maryland corporation (the "Company"), pursuant to an Agreement and Plan of Acquisition and Liquidation (the "Plan").

      Each of the Trust and the Company is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC").

      This Information Statement/Prospectus sets forth the basic information you should know before approving the Plan (the "Proposal") by returning the enclosed written consent. You should read it and keep it for future reference. If the Proposal is approved, the Acquisition will be accomplished through the transfer of all of the assets of the Portfolio to the Acquiring Portfolio in exchange for Class Z shares of the Acquiring Portfolio, which will be distributed to shareholders of the Portfolio, and the assumption by the Acquiring Portfolio of the Portfolio's liabilities. The shares of the Acquiring Portfolio that a Portfolio shareholder receives will have a total net asset value ("NAV") equal to the NAV of shares held by the shareholder in the Portfolio as of the time that the shares of the Portfolio and Acquiring Portfolio (each, a "Portfolio" and together, the "Portfolios") are valued for determining NAV for the Acquisition (4:00 p.m. Eastern time, on the day before the date of the closing of the Acquisition (the "Closing Date"), or such other date and time as may be agreed upon by the parties to the Plan (the "Valuation Time")). Because Portfolio shareholders will receive Acquiring Portfolio shares, this Prospectus/Information Statement also serves as a prospectus for the offering of Class Z shares of the Acquiring Portfolio in connection with the Acquisition. The Portfolio expects that this Information Statement/Prospectus will be distributed on or about June [__], 2016.

      Additional information relating to the Portfolios and this Information Statement/Prospectus is set forth in the Statement of Additional Information to this Information Statement/Prospectus dated June [__], 2016 (the "Acquisition SAI"), which is incorporated herein by reference. Additional information about the Portfolios has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by writing to the applicable Portfolio or by calling (800) 324-5060.

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
   INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
PROPOSAL: APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND
      LIQUIDATION............................................................4

SUMMARY......................................................................4

      COMPARISON OF INVESTMENT ADVISORY FEES.................................5

      COMPARISON OF EXPENSES.................................................5

      COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
            STRATEGIES.......................................................7

      FEDERAL INCOME TAX CONSEQUENCES........................................9

      COMPARISON OF PORTFOLIO SHARES.........................................9

      COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES.......................9

      SERVICE PROVIDERS.....................................................10

      COMPARISON OF BUSINESS STRUCTURES.....................................10

PRINCIPAL RISKS.............................................................10

INFORMATION ABOUT THE ACQUISITION...........................................11

      INTRODUCTION..........................................................11

      DESCRIPTION OF THE PLAN...............................................12

      REASONS FOR THE ACQUISITION...........................................12

      DESCRIPTION OF THE SECURITIES TO BE ISSUED............................14

      DIVIDENDS AND OTHER DISTRIBUTIONS.....................................14

      SHARE CERTIFICATES....................................................14

      FEDERAL INCOME TAX CONSEQUENCES.......................................14

      CAPITALIZATION INFORMATION............................................15

INFORMATION ABOUT THE PORTFOLIOS............................................15

      MANAGEMENT OF THE PORTFOLIOS..........................................16

      ADVISORY AGREEMENTS AND FEES..........................................20

      ACQUIRING PORTFOLIO DISTRIBUTION ARRANGEMENTS.........................21

      ADMINISTRATIVE AND TRANSFER AGENCY ARRANGEMENTS.......................22

VOTING INFORMATION..........................................................22

LEGAL MATTERS...............................................................22

FINANCIAL HIGHLIGHTS........................................................22

INFORMATION FILED WITH THE SEC..............................................23

Appendix A: FORM OF AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION......A-1

Appendix B: PORTFOLIO PERFORMANCE..........................................B-1

Appendix C: COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES...............C-1

Appendix D: CERTAIN INFORMATION APPLICABLE TO SHARES OF THE ACQUIRING
            PORTFOLIO .....................................................D-1

Appendix E: COMPARISON OF BUSINESS STRUCTURE AND ORGANIZATION .............E-1

Appendix F: CAPITALIZATION ................................................F-1

Appendix G: SHARE OWNERSHIP INFORMATION....................................G-1

                                    PROPOSAL

        APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION

      The Board of Trustees (the "Board" or the "Trustees") of the Trust approved the Plan at a meeting of the Board held on May 3-5, 2016. Subject to the approval of the shareholders of the Portfolio, the Plan provides for:

            o the transfer of all of the assets of the Portfolio to the Acquiring Portfolio in exchange for Class Z shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Portfolio;

            o the distribution of Class Z shares of the Acquiring Portfolio to the shareholders of the Portfolio; and

            o     the liquidation and termination of the Portfolio.

      Each shareholder of the Portfolio will become the owner of the number of full and fractional Class Z shares of the Acquiring Portfolio having an NAV equal to the aggregate NAV of the shareholder's Portfolio shares as of the Valuation Time. It is expected that shareholders of the Portfolio will recognize no gain or loss for federal income tax purposes in connection with the Acquisition. If the Proposal is approved by the shareholders of the Portfolio, the Acquisition is expected to occur in July 2016.

      The shareholders of the Portfolio must approve the Proposal in order for the Acquisition to occur. Approval of the Proposal requires the affirmative vote of the holders of a majority of the Portfolio's outstanding voting securities as defined in the 1940 Act, which means (a) 67% or more of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio, whichever is less. The Acquisition does not require approval of the shareholders of the Acquiring Portfolio.

      Based on their consideration of, among other factors, the benefits expected to be received by shareholders of the Portfolio in becoming shareholders of the Acquiring Portfolio, the Trustees of the Trust concluded that the Acquisition is in the best interests of the Portfolio. In reaching this conclusion, the Trustees considered: the similarity between the investment policies and strategies of the Acquiring Portfolio and the Portfolio, and related risks; marketing benefits and the potential for growth of assets that could result from the Acquisition; the different advisory fee arrangements of the Acquiring Portfolio and the Portfolio and the Adviser's agreement to waive certain advisory fees/reimburse certain expenses of the Acquiring Portfolio and the AB Fund invested in the Portfolio; that the Adviser serves as investment adviser to both the Portfolio and the Acquiring Portfolio; that the portfolio managers of the Portfolio will be part of the portfolio management team of the Acquiring Portfolio.

      The Trustees unanimously recommend that shareholders of the Portfolio vote "FOR" the Plan.

      For a more complete discussion of the factors considered by the Trustees in approving the Acquisition, see "Information about the Acquisition - Reasons for the Acquisition."

                                    SUMMARY

      The following summary highlights differences between the Portfolios. This summary is not complete and does not contain all of the information that you should consider before voting on the Plan. This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Plan, a form of which is attached to this Information Statement/Prospectus as Appendix A. Shareholders of the Portfolio should read this entire Information Statement/Prospectus carefully. For additional information about the Acquiring Portfolio, please read the prospectus of the Acquiring Portfolio. This Information Statement/Prospectus is being distributed to shareholders of the Portfolio on or about June [__], 2016.

      The Portfolio is a series of the Trust, an open-end management investment company that is organized as a Massachusetts business trust. The Acquiring Portfolio is a series of the Company, an open-end management investment company that is organized as a Maryland corporation. The investment objective of the Portfolio is to seek primarily to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The investment objective of the Acquiring Portfolio is to seek to maximize total return consistent with prudent investment management. The Portfolio is a diversified investment company, and the Acquiring Portfolio is a non-diversified investment company.

      The Portfolio will be the accounting survivor in the Acquisition, which means, among other things, that the performance record of the Portfolio will become the performance record of the Acquiring Portfolio upon closing of the Acquisition. Performance information of the Portfolio is included in Appendix B.

Comparison of Investment Advisory Fees

      Because the Portfolio is offered exclusively to mutual funds advised by, and certain other institutional clients of the Adviser, the Portfolio does not pay an advisory fee, with such fees effectively being paid at the level of the funds investing in the Portfolio.

      In contrast to the Portfolio, the Acquiring Portfolio is offered and sold to the public. The Acquiring Portfolio pays the Adviser a fee at an annualized rate of 0.60% of the first $2.5 billion of the Acquiring Portfolio's average daily net assets; 0.55% of the excess of $2.5 billion up to $5 billion; and 0.50% of the excess over $5 billion, which fee will accrue daily and be paid monthly. The Adviser has contractually agreed to waive its advisory fees and/or to bear expenses of the Acquiring Portfolio through January 31, 2018 to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Acquiring Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis from exceeding 0.80% of the average daily net assets for Class Z shares (the "Acquiring Portfolio Limitation"). Any fees waived and expenses borne by the Adviser prior to July 15, 2015 under the Acquiring Portfolio Limitation may be reimbursed by the Acquiring Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Acquiring Portfolio's total annual fund operating expenses to exceed the Acquiring Portfolio Limitation. In connection with the Acquisition, the Adviser has agreed to waive fees and/or reimburse the expenses payable to the Adviser by the AB Fund acquiring Class Z shares of the Acquiring Portfolio in the Acquisition (the "Investing AB Fund") in an amount equal to its share of the advisory fees of the Acquiring Portfolio until December 31, 2017 (the "Investing AB Fund Limitation"). The Portfolio and the Acquiring Portfolio reimburse the Adviser for the costs of providing administrative and accounting services to the Portfolios.

Comparison of Expenses

      The Acquiring Portfolio currently has higher gross expenses than the Portfolio due primarily to differences in assets and structure of the Portfolios. For example, the Acquiring Portfolio pays transfer agency fees, while the Portfolio does not pay a transfer agency fee. The Acquiring Portfolio's gross expenses for Class Z shares were 3.86% for its fiscal year ended October 31, 2015 as compared to expenses of the Portfolio of 0.17% for the Portfolio's semi-annual period ended February 29, 2016 and 0.66% as of May 20, 2016.

      As noted above, pursuant to the Investing AB Fund Limitation, the Adviser has agreed to waive fees and/or reimburse the expenses payable by holders of Class Z shares received by the Portfolio's shareholders in an amount equal to their share of the advisory fees of the Acquiring Portfolio until December 31, 2017. As a result of the Investing AB Fund Limitation and Acquiring Portfolio Limitation, the net operating expenses for Class Z shares of the Acquiring Portfolio that would effectively be borne by the Investing AB Fund after the Acquisition are expected to be approximately 0.46% lower than the expenses of the Portfolio borne by the Investing AB Fund as of May 20, 2016 in connection with its investing in the Portfolio. Without these limitations, the cost to the Investing AB Fund of investing in the Acquiring Portfolio would be considerably higher than the cost of its investing in the Portfolio More detailed information about the Portfolios' fees is included in the tables below.

Fee Table

      The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Portfolios. The tables allow you to compare any sales charges and expenses of the Portfolio and (pro forma) estimates for the Acquiring Portfolio in its first year following the Acquisition. Under the Plan, shares of beneficial interest in the Portfolio will be exchanged for Class Z shares of the Acquiring Portfolio. The tables also include Annual Portfolio Operating Expenses and Expense Examples on a pro forma combined basis.

      The fees and expenses of the Portfolio shown below are based on the fees and expenses of the Portfolio incurred during its semi-annual fiscal period ended February 29, 2016. The fees and expenses of the Acquiring Portfolio shown below are based on the fees and expenses of the Acquiring Portfolio incurred during its fiscal year ended October 31, 2015. Pro forma fees and expenses are based on the estimated fees and expenses of the Acquiring Portfolio for its first fiscal period ending after the Acquisition. Pro forma numbers reflect the reduction in Portfolio assets that occurred between February 29, 2016 and the date of this Information Statement/Prospectus. Pro forma numbers are estimated in good faith and are hypothetical.

Shareholder Fees (fees paid directly from your investment)

                                                Acquiring Portfolio
                                   Portfolio     - Class Z Shares
-------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases                 None           None
-------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)                               None           None
-------------------------------------------------------------------


Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

                                                Acquiring    Acquiring Portfolio
                                                Portfolio -       - Class Z
                                    Portfolio     Class Z        (pro forma)
--------------------------------------------------------------------------------
Management Fees                         0%         0.60%*          0.60%*
Distribution and/or Service
(12b-1) Fees                            0%          None            None

Other Expenses:
   Transfer Agent                       0%          .02%            .02%
   Other Expenses(a)                   .17%        3.24%            .69%
                                       ----       ------          --------
Total Other Expenses                   .17%        3.26%            .71%
                                       ----       ------          --------
Total Annual Portfolio Operating
Expenses Before Waiver, If
Applicable                             .17%        3.86%            1.31%
                                       ====       ======          ========
Fee Waiver and/or Expense
Reimbursement                           N/A       (3.06)%(b)        (.51)%(b)
                                       ----       -------         --------
Total Annual Portfolio Operating
Expenses After Fee Waiver and/or
Expense Reimbursement, If
Applicable                             .17%         .80%            .80%
                                       ====       =======         ========

--------------------------------------------------------------------------------
* The advisory fee of the Acquiring Portfolio is equal to an annualized rate of 0.60% of the first $2.5 billion of the Acquiring Portfolio's average daily net assets; 0.55% of the excess of $2.5 billion up to $5 billion; and 0.50% of the excess over $5 billion.

(a) Other expenses do not include the projected costs and expenses of the Acquisition to be borne by the Portfolio. The basis point impact of such costs and expenses is projected to be approximately .06% based on current Portfolio assets.

(b) The Adviser has contractually agreed to waive its investment advisory fees and/or to bear expenses of the Acquiring Portfolio through January 31, 2018 to the extent necessary to prevent total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Acquiring Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis, from exceeding 0.80% of the average daily net assets for Class Z shares.

Examples

      The following examples are intended to help you compare the costs of investing in each of the Portfolio and the Acquiring Portfolio. The examples assume that you invest $10,000 in each of the Portfolio and the Acquiring Portfolio after the Acquisition for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested, that each Portfolio's operating expenses remain the same and that the fee waiver, if applicable, is in effect for the time period indicated in the fee table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
Portfolio                                   $17     $ 55     $ 96     $  217
Acquiring Portfolio - Class Z (pro forma)   $82     $365     $669     $1,534


Portfolio Turnover

      Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the examples, affect the Portfolio's performance. During its most recent fiscal year ended August 31, 2015, the Portfolio's portfolio turnover rate was 51% of the average value of its portfolio. During its most recent fiscal year ended October 31, 2015, the Acquiring Portfolio's portfolio turnover rate was 56% of the average value of its portfolio.

Comparison of Investment Objectives and Principal Investment Strategies

      The Portfolio and the Acquiring Portfolio have substantially similar investment objectives and strategies. Disclosure differences between the objectives and strategies for the Acquiring Portfolio and Portfolio have not resulted, and are not expected to result, in differences in the actual management of the Portfolios. While the Acquiring Portfolio's investment objective to seek to maximize total return consistent with prudent investment management reflects the Adviser's current practice to use concise investment objectives, the Portfolio's investment objective has not resulted in differences in the actual management of the Portfolio's portfolio. Like the Portfolio, the Acquiring Portfolio will normally invest at least 80% of its net assets in high-yield debt securities. Each of the Portfolio and the Acquiring Portfolio invests in debt securities with a range of maturities from short- to long-term and may invest in fixed-income securities of foreign issuers (though the Acquiring Portfolio will most often invest in securities of U.S. issuers). Each of the Portfolio and the Acquiring Portfolio may also use derivatives and effectively leverage its assets by creating aggregate market exposure in excess of its net assets.

      The following table shows the investment objective and principal investment strategies of each Portfolio:

              The AB Pooling Portfolios--AB    AB Bond Fund, Inc.--AB High Yield
                  High-Yield Portfolio                   Portfolio
                      (Portfolio)                  (Acquiring Portfolio)
--------------------------------------------------------------------------------

Investment  The investment objective of the   The investment objective of the
Objective   Portfolio is to seek primarily    Acquiring Portfolio is to seek to
            to achieve high total return by   maximize total return consistent
            maximizing current income and,    with prudent investment
            to the extent consistent with     management.
            that objective, capital
            appreciation.

--------------------------------------------------------------------------------

Principal   The Portfolio invests, under      At least 80% of the Acquiring
Investment  normal circumstances, at least    Portfolio's net assets will under
Strategies  80% of its net assets in          normal circumstances be invested
            high-yield debt securities.       in fixed-income securities rated
            The Portfolio invests in a        Ba1 or lower by Moody's Investors
            diversified mix of high yield,    Service ("Moody's") or BB+ or
            below investment grade debt       lower by Standard & Poor's Ratings
            securities, known as "junk        Services ("S&P") or Fitch Ratings
            bonds." These securities involve  ("Fitch") (commonly known as "junk
            greater volatility of price and   bonds"), unrated securities
            risk of principal and income      considered by the Adviser to be of
            than higher quality debt          comparable quality, and related
            securities. The Portfolio is      derivatives. The Acquiring
            managed to maximize current       Portfolio may invest in
            income by taking advantage of     fixed-income securities with a
            market developments, yield        range of maturities from short- to
            disparities, and variations in    long-term. The Acquiring Portfolio
            the creditworthiness of issuers.  may also invest in equity
            The Portfolio uses various        securities.
            strategies in attempting to
            achieve its objective. The        In selecting securities for
            Portfolio may invest in debt      purchase or sale by the Acquiring
            securities with a range of        Portfolio, the Adviser attempts to
            maturities from short- to         take advantage of inefficiencies
            long-term.                        that it believes exist in the
                                              global debt markets. These
            The Portfolio may invest in U.S.  inefficiencies arise from investor
            Dollar-denominated and non-U.S.   behavior, market complexity, and
            Dollar-denominated foreign        the investment limitations to
            fixed-income securities. The      which investors are subject. The
            Portfolio also may invest in      Adviser combines quantitative
            mortgage-related and other        analysis with fundamental credit
            asset-backed securities, loan     and economic research in seeking
            participations,                   to exploit these inefficiencies.
            inflation-indexed securities,
            structured securities and         The Acquiring Portfolio will most
            preferred stocks. The Portfolio   often invest in securities of U.S.
            may use leverage for investment   issuers, but may also purchase
            purposes by entering into         fixed-income securities of foreign
            transactions such as reverse      issuers, including securities
            repurchase agreements and dollar  denominated in foreign currencies.
            rolls.                            Fluctuations in currency exchange
                                              rates can have a dramatic impact
            The Portfolio may invest in       on the returns of fixed-income
            variable, floating, and inverse   securities denominated in foreign
            floating-rate investments.  The   currencies. The Adviser may or may
            Portfolio may also invest in      not hedge any foreign currency
            zero-coupon and interest-only or  exposure through the use of
            principal-only securities.  The   currency-related derivatives.
            Portfolio may enter into
            derivatives transactions, such    The Acquiring Portfolio expects to
            as options, futures contracts,    use derivatives, such as options,
            forwards, and swaps.              futures, forwards and swaps, to a
                                              significant extent. Derivatives
                                              may provide a more efficient and
                                              economical exposure to market
                                              segments than direct investments,
                                              and may also be more efficient way
                                              to alter the Acquiring Portfolio's
                                              exposure. The Acquiring Portfolio
                                              may, for example, use credit
                                              default and interest rate swaps to
                                              gain exposure to the fixed-income
                                              markets or particular fixed-income
                                              securities and, as noted above,
                                              may use currency derivatives. The
                                              Adviser may use derivatives to
                                              effectively leverage the Acquiring
                                              Portfolio by creating aggregate
                                              market exposure substantially in
                                              excess of the Acquiring
                                              Portfolio's net assets.

      Additional information about the Portfolios' investment objectives, strategies and policies is contained in Appendix C.

      Fundamental and Non-Fundamental Policies. Fundamental policies are policies that, under the Investment Company Act of 1940, as amended (the "1940 Act"), may not be changed without a shareholder vote. Please refer to Appendix C for additional information about the fundamental and non-fundamental policies of the Portfolio and the Acquiring Portfolio.

Federal Income Tax Consequences

      The Portfolios expect that the Acquisition will constitute a "reorganization" within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"), with substantially the following results: No gain or loss will be recognized by the Portfolio or its shareholders or the Acquiring Portfolio or its shareholders as a result of the Acquisition. The aggregate tax basis of the shares of the Acquiring Portfolio received by a shareholder of the Portfolio (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of the Portfolio. The holding period of the shares of the Acquiring Portfolio received by a shareholder of the Portfolio (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Portfolio held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Portfolio at the time of the Acquisition. The holding period and tax basis of each asset of the Portfolio in the hands of the Acquiring Portfolio as a result of the Acquisition will generally be the same as the holding period and tax basis of each such asset in the hands of the Portfolio prior to the Acquisition. It is a condition to the closing of the Acquisition that both the Portfolio and Acquiring Portfolio receive an opinion of Seward & Kissel LLP confirming these consequences, as further discussed below under "Information About the Acquisition--Federal Income Tax Consequences." An opinion of counsel is not binding on the Internal Revenue Service.

      Additional tax considerations are discussed below under "Information About the Acquisition--Federal Income Tax Consequences."

Comparison of Portfolio Shares

      The Portfolio offers one class of shares. In contrast, the Acquiring Portfolio offers multiple share classes, which, in addition to Class Z shares, include Class A, Class C, Advisor Class, Class R, Class K and Class I shares (such other classes collectively, the "Share Classes"). Information regarding the Share Classes, including the expenses of the Share Classes, is available in the Acquiring Portfolio's prospectus.

Comparison of Purchase and Redemption Procedures

      As a result of the Acquisition, holders of Portfolio shares will receive Class Z shares of the Acquiring Portfolio. Because the Portfolio is offered exclusively to mutual funds advised by, and certain other institutional clients of the Adviser, and the Acquiring Portfolio is offered and sold to the public, the distribution and purchase procedures of the Portfolio and the Class Z shares of the Acquiring Portfolio are different.

      The Portfolio's shares are offered at net asset value ("NAV") without a sales charge or other fee. The Acquiring Portfolio's Class Z shares are offered at NAV, without a sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Acquired Portfolio. Class Z shares are also available to certain AllianceBernstein-sponsored group retirement plans and to certain institutional clients of the Adviser who invest at least $2,000,000 in the Acquiring Portfolio. Class Z shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

      The Class Z shares of the Acquiring Portfolio may be exchanged for shares of the same class of other AB Mutual Funds provided that the other fund offers the same class of shares. More information on distribution, purchase and redemption procedures of the Acquiring Portfolio is provided in Appendix D.

Service Providers

      The Portfolios are serviced by many of the same service providers, with one exception. The Adviser is the investment adviser to each Portfolio, AllianceBernstein Investment Services, Inc. ("ABIS") is the transfer agent for each Portfolio, AllianceBernstein Investments, Inc. is the distributor for each Portfolio and Ernst & Young LLP is the independent registered public accounting firm for each Portfolio. Because it will be most efficient for the custodian of the accounting survivor to serve as custodian of the Acquiring Fund following the Acquisition, State Street Bank and Trust Company ("State Street"), which is the custodian, foreign custody manager and accounting agent for the Portfolio, will serve in that capacity for the Acquiring Portfolio after the Acquisition in lieu of the Acquiring Portfolio's current custodian, foreign custody manager and accounting agent, which is Brown Brothers Harriman ("BBH").

Comparison of Business Structures

      As described above, the Portfolio is a series of the Trust, which is an open-end management investment company organized as a Massachusetts business trust governed by its Agreement and Declaration of Trust ("Declaration"), Bylaws and Massachusetts law. The Acquiring Portfolio is a series of the Company, an open-end management investment company organized as a Maryland corporation, which is governed by its Charter, Bylaws and Maryland law. For more information on the comparison of the business structures of the Portfolios, see Appendix E.

                               PRINCIPAL RISKS

      The principal risks of the Acquiring Portfolio are similar to those of the Portfolio. These similar risks include market risk, interest rate risk, credit risk, below investment grade securities risk, inflation risk, derivatives risk, leverage risk, foreign (Non-U.S.) risk, currency risk, liquidity risk and management risk.

      The principal risks of investing in the Portfolio and the Acquiring Portfolio are described below. Each of the Portfolio and the Acquiring Portfolio could become subject to additional risks because the types of investments made by each Portfolio can change over time.

Principal Risks of both the Portfolio and Acquiring Portfolio

Market Risk. Market risk is the risk that the value of the Portfolio's investments will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because or economic changes or other events that affect large portions of the market.

Interest Rate Risk. Interest rate risk is the risk that changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates ends. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Risk. Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk. To the extent the Portfolio uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.

Foreign (Non-U.S.) Risk. Foreign risk is the risk that investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk. Currency risk is the risk that fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.

Liquidity Risk. Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

Additional Principal Risks of the Acquiring Portfolio

Duration Risk. Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Emerging Market Risk. Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Diversification Risk. The Acquiring Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Acquiring Portfolio's NAV.

                       INFORMATION ABOUT THE ACQUISITION

Introduction

      This Information Statement/Prospectus is provided to you to solicit your approval of the Proposal. This Information Statement/Prospectus is being distributed to shareholders of the Portfolio on or about June [__], 2016.

Description of the Plan

      As provided in the Plan, the Portfolio will transfer all of its assets to the Acquiring Portfolio, and in exchange, the Acquiring Portfolio will assume all the liabilities of the Portfolio and deliver to the Portfolio a number of Class Z shares of the Acquiring Portfolio having an aggregate NAV equal to the value of the assets of the Portfolio, less the value of the liabilities of the Portfolio assumed by the Acquiring Portfolio. The assets and liabilities of the Portfolio will be valued as of the Valuation Time, as defined in the Plan. The Class Z shares of the Acquiring Portfolio will be delivered to the Portfolio on the next full business day following the Valuation Time (the "Exchange Date"). Immediately following the delivery of the Class Z shares to the Portfolio on the Exchange Date, the Portfolio will distribute pro rata to its shareholders of record as of the Valuation Time the Class Z shares received from the Acquiring Portfolio. The Class Z shares of the Acquiring Portfolio that a Portfolio shareholder receives will have a total NAV equal to the NAV of shares held by the shareholder in the Portfolio as of the Exchange Date.

      The distribution of Class Z shares to Portfolio shareholders will be accomplished by the establishment of accounts on the share records of the Acquiring Portfolio in the name of such Portfolio shareholders, each account representing the respective number of Class Z shares due the respective shareholder. Certificates for Class Z shares will not be issued.

      Following the distribution of Class Z shares of the Acquiring Portfolio in full liquidation of the Portfolio, the Portfolio will wind up its affairs, cease operations and terminate as soon as is reasonably practicable after the Acquisition. If the shareholders do not approve the Plan, the Acquisition will not occur. The Adviser will continue as investment adviser to the Portfolio and the current service providers will continue to provide services to the Portfolio. The Trustees of the Portfolio will consider options for the Portfolio.

      The Portfolios will bear 50% of the costs and expenses of the Acquisition (primarily legal expenses), allocated to each Portfolio based on their respective net assets, with the other 50% being borne by the Adviser. In addition, it is expected that the Adviser will bear the costs and expenses of the Acquisition allocable to the Acquiring Portfolio pursuant to the Acquiring Portfolio Limitation. The total costs and expenses of the Acquisition are estimated to be approximately $110,000.

      Completion of the Acquisition is subject to certain conditions set forth in the Plan, including approval of the Acquisition by shareholders of the Portfolio. Assuming satisfaction of the conditions in the Plan, the Acquisition will be completed on the Closing Date, which is expected to be in July 2016. However, any shareholder of the Portfolio may redeem his or her shares prior to the Acquisition. The cost of a "stub audit" that will be incurred due to a change in the fiscal year end of the Acquiring Portfolio is also expected to be borne by the Adviser pursuant to the Acquiring Portfolio Limitation.

      The Plan may be amended in any mutually agreed manner, except that no amendment may be made subsequent to shareholder approval of the Acquisition that materially alters the obligations of either party. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the party's Directors or Trustees that proceeding with the Plan is not in the best interests of the relevant Portfolio or its shareholders.

      A form of the Plan is attached as Appendix A.

Reasons for the Acquisition

      At the Annual Meeting of the Board of Trustees of the Trust held on May 3-5, 2016, the Adviser recommended that the Board of Trustees approve and recommend to the Portfolio's shareholders for their approval the proposed Plan and Acquisition. The Trustees considered the factors discussed below from the point of view of the interests of the Portfolio and its shareholders. After careful consideration, the Board of Trustees (including all Trustees who are not "interested persons" of the Trust, the Adviser or its affiliates) determined that the Acquisition would be in the best interests of the Portfolio's shareholders and that the interests of existing shareholders of the Portfolio would not be diluted as a result of the Acquisition. The Trustees have unanimously approved the Plan and Acquisition and recommended that the shareholders of the Portfolio vote in favor of the Acquisition by approving the Plan.

      The Adviser presented the following reasons relative to the Acquisition:

      o the Portfolio is an open-end fund originally created in May 2005 offered exclusively to mutual funds advised by, and certain other institutional clients of, the Adviser. Until recently, the shareholders of the Portfolio were several AB Funds and institutional accounts of the Adviser, which for various business reasons have, except for the Investing AB Fund, redeemed their shares of the Portfolio. Therefore, at present, the Investing AB Fund is the sole shareholder of the Portfolio, rendering the continued operation of the Portfolio inefficient. The Acquiring Portfolio, established in July 2014, has a substantially similar investment objective and policies, making it an appropriate choice for the acquisition of the Portfolio.

      At the meeting, the Trustees (with the advice and assistance of independent counsel) also considered, among other things:

      o the current asset levels of the Portfolio and the combined pro forma asset levels of the Acquiring Portfolio;

      o the historical performance results of the Portfolios, and the fact that the Portfolio will be the accounting survivor of the Acquisition, and the factors leading to that conclusion, including that the Portfolio will be the source of the substantial majority of the Acquiring Portfolio's assets following the Acquisition, has a longer performance record and that the Adviser believes that use of the Portfolio's performance results could be beneficial in marketing the Acquiring Portfolio, which will ultimately benefit shareholders through increased assets and lower fees;

      o the substantially similar investment objectives and principal investment strategies of the Portolios;

      o the use of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index as a benchmark for both Portfolios;

      o the portfolio managers of the Portfolio will be part of the portfolio management team of the Acquiring Portfolio following the Acquisition; and

      o the differences between the investors of the Portfolio and the Acquiring Portfolio and the corresponding differences in expense ratios of the Portfolios; the impact of changes in the net assets of the Portfolio from redemptions and the corresponding net expense ratio of the Portfolio, giving effect to such redemptions; and the net expense ratio of the Acquiring Portfolio, giving effect to the Acquisition, and the Adviser's agreement to waive its fees and reimburse certain expenses of the Acquiring Portfolio through January 31, 2018.

      The Trustees also considered, among other things:

      o the form of the Plan and the terms and conditions of the Acquisition;

      o whether the Acquisition would result in the dilution of shareholders' interests;

      o the number of shareholder accounts and average account sizes of the Portfolios;

      o     changes in service providers that would result from the Acquisition;

      o the benefits of the Acquisition to persons other than the Portfolio and its shareholders, in particular, the Adviser, which will benefit from the elimination of monitoring and administering the Portfolio, which has one shareholder, that is duplicative of its counterpart, the Acquiring Portfolio;

      o the fact that the Acquiring Portfolio will assume all the liabilities of the Portfolio;

      o     the expected federal income tax consequences of the Acquisition;

      o whether the Acquisition would be preferable to acquisition by potential acquirors other than the Acquiring Portfolio, including funds that are not sponsored by the Adviser; and

      o 50% of the costs of the Acquisition will be borne by the Portfolios and 50% of the costs of the Acquisition will be borne by the Adviser.

Also, at the May 3-5, 2016 Annual Meeting of the Board of Directors, the Directors of the Company (comprised of the same persons as the Board of the Trust) approved the proposed Plan in respect of the Acquiring Portfolio and determined that interests of shareholders of the Acquiring Portfolio would not be diluted. No vote of shareholders of the Acquiring Portfolio is required in connection with the Acquisition.

Description of the Securities to be Issued

      Class Z shares of the Acquiring Portfolio will be issued to the Portfolio's shareholders in accordance with the Plan, as described above. Class Z shares are not subject to sales charges or 12b-1 distribution fees. Class Z shareholders will be entitled to exchange their Class Z shares of the Acquiring Portfolio for Class Z shares of another Portfolio in the AB mutual fund group without sales or service charges.

      Under the Plan, the Acquiring Portfolio will issue shares of its Class Z shares for distribution to the Portfolio shareholders. Each Class Z share of the Acquiring Portfolio represents an equal proportionate interest with the other Class Z shares of the Acquiring Portfolio. Each share has equal earnings, assets and voting privileges and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Acquiring Portfolio as authorized by the Company's Board of Directors. Holders of Class Z shares of the Acquiring Portfolio have one vote per full share and fractional votes for fractional shares held. Shares of the Acquiring Portfolio issued to the shareholders of the Portfolio pursuant to the Acquisition will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Shares will be sold and redeemed based upon their NAV per share next determined after receipt of the purchase or redemption request.

Dividends and Other Distributions

      On or before the Valuation Time, as defined in the Plan, the Portfolio will, if necessary, declare and pay as a distribution substantially all of its undistributed net investment income, net short-term capital gain and net long-term capital gain as applicable to maintain its treatment as a regulated investment company under the Code.

Share Certificates

      The Acquiring Portfolio does not issue certificates representing Acquiring Portfolio shares. Ownership of the Acquiring Portfolio's Class Z shares will be shown on the books of the Acquiring Portfolio's transfer agent.

Federal Income Tax Consequences

      Subject to certain stated assumptions contained therein, the Portfolio and the Acquiring Portfolio will receive an opinion of Seward & Kissel LLP substantially to the effect that, for United States federal income tax purposes:

      (i) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Portfolio and the Acquiring Portfolio will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) no gain or loss will be recognized by the Portfolio on the transfer of all of the Portfolio's assets to the Acquiring Portfolio solely in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Portfolio, or upon the distribution of the Acquiring Portfolio shares to the shareholders of the Portfolio, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in
Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

      (iii) the tax basis in the hands of the Acquiring Portfolio of each asset of the Portfolio will be the same as the tax basis of such asset in the hands of the Portfolio immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Portfolio on the transfer;

      (iv) the holding period of each asset of the Portfolio in the hands of the Acquiring Portfolio, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such asset was held by the Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating the holding period with respect to an asset);

      (v) no gain or loss will be recognized by the Acquiring Portfolio upon its receipt of the assets of the Portfolio solely in exchange for Acquiring Portfolio shares and the assumption of the liabilities of the Portfolio;

      (vi) no gain or loss will be recognized by the Portfolio shareholders upon the exchange of their Portfolio shares for Acquiring Portfolio shares as part of the Acquisition;

      (vii) the aggregate tax basis of the Acquiring Portfolio shares that each Portfolio shareholder receives in the Acquisition will be the same as the aggregate tax basis of the Portfolio shares exchanged therefor; and

      (viii) each Portfolio shareholder's holding period for the Acquiring Portfolio shares received in the Acquisition will include the period for which such shareholder held the Portfolio shares exchanged therefor, provided that the Portfolio shareholder held such Portfolio shares as capital assets on the date of the exchange.

      This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.

      Shareholders of the Portfolio are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisition in light of their individual circumstances. Because the foregoing only relates to the federal income tax consequences of the Acquisition, those shareholders also should consult their tax advisers as to foreign, state and local tax consequences, if any, of the Acquisition.

Capitalization Information

      For information on the existing capitalization of the Portfolio and pro forma capitalization of the Acquiring Portfolio, see Appendix F.

                        INFORMATION ABOUT THE PORTFOLIOS

      The Portfolio, a "diversified" investment company registered under the 1940 Act, is a series of the Trust, which is organized as a Massachusetts business trust. The Acquiring Portfolio, a "non-diversified" investment company registered under the 1940 Act, is a series of the Company, which is organized as a Maryland corporation.

Management of the Portfolios

      The Board of each of the Trust and the Company is comprised of the same individuals. In overseeing the management of the business and affairs of each Portfolio, each Board approves all significant agreements between the Trust (or the Company, as applicable) and persons or companies furnishing services to it, including the Trust's agreements with the Adviser and the Trust's other service providers, including the administrator, custodian and transfer agent. The day-to-day operations of each of the Trust and the Company are delegated to the officers of the Trust and the Company, as applicable, subject to each Portfolio's investment objective and policies and the general supervision by the Board. Subsequent to the consummation of the Acquisition, the Directors and officers of the Acquiring Portfolio will continue to serve as the Directors and officers of the combined Portfolio.

      The following table presents information about the Board.

                                                               Other
                                                               Public
                                                 Portfolios    Company
Name, Address,*            Principal             in AB Fund    Directorships
Age and                    Occupation(s)         Complex       Currently
(Year First                During Past Five      Overseen by   Held by
Elected**)                 Years or Longer       Director      Director
---------------            ----------------      -----------   -------------

INDEPENDENT
DIRECTORS

Marshall C. Turner,        Private Investor          110       Xilinx, Inc.
Jr.,#                      since prior to 2011.                (programmable
Chairman of the            Former Chairman and                 logic
Board                      CEO of Dupont                       semi-conductors)
74                         Photomasks, Inc.                    since 2007
(2005 - Portfolio)         (components of
(2014 - Acquiring          semi-conductor
Portfolio)                 manufacturing).  He
                           has extensive
                           operating leadership
                           and venture capital
                           investing experience,
                           including five
                           interim or full-time
                           CEO roles, and prior
                           service as general
                           partner of
                           institutional venture
                           capital partnerships.
                           He also has extensive
                           non-profit board
                           leadership
                           experience, and
                           currently serves on
                           the boards of two
                           education and
                           science-related
                           non-profit
                           organizations.  He
                           has served as a
                           director of one AB
                           Fund since 1992, and
                           director or trustee
                           of multiple AB Funds
                           since 2005.  He has
                           been Chairman of the
                           AB Funds since
                           January 2014, and the
                           Chairman of the
                           Independent Directors
                           Committees of such AB
                           Funds since February
                           2014.

John H. Dobkin,#           Independent               110       None
74                         Consultant since
(2005 - Portfolio)         prior to 2011.
(2014 - Acquiring          Formerly, President
Portfolio)                 of Save Venice, Inc.
                           (preservation
                           organization) from
                           2001-2002; Senior
                           Advisor from June
                           1999-June 2000 and
                           President of Historic
                           Hudson Valley
                           (historic
                           preservation) from
                           December 1989-May
                           1999.  Previously,
                           Director of the
                           National Academy of
                           Design. He has served
                           as a director or
                           trustee of various AB
                           Funds since 1992 and
                           as Chairman of the
                           Audit Committees of a
                           number of such AB
                           Funds from 2001-2008.

Michael J. Downey,#        Private Investor          110       Asia Pacific
72                         since prior to 2011.                Fund, Inc.
(2005 - Portfolio)         Formerly, managing                  (registered
(2014 - Acquiring          partner of Lexington                investment
Portfolio)                 Capital, LLC                        company)
                           (investment advisory                since
                           firm) from December                 prior to
                           1997 until December                 2011
                           2003.  He also served
                           as Director of
                           Prospect Acquisition
                           Corp. (financial
                           services) from 2007
                           until 2009.  From
                           1987 until 1993,
                           Chairman and CEO of
                           Prudential Mutual
                           Fund Management,
                           director of the
                           Prudential mutual
                           funds, and member of
                           the Executive
                           Committee of
                           Prudential Securities
                           Inc.  He has served
                           as a director or
                           trustee of the AB
                           Funds since 2005 and
                           is a director and
                           Chairman of one other
                           registered investment
                           company.

William H. Foulk,          Investment Adviser        110       None
Jr.#                       and an Independent
83                         Consultant since
(2005 - Portfolio)         prior to 2011.
(2014 - Acquiring          Previously, he was
Portfolio)                 Senior Manager of
                           Barrett Associates,
                           Inc., a registered
                           investment adviser.
                           He was formerly
                           Deputy Comptroller
                           and Chief Investment
                           Officer of the State
                           of New York and,
                           prior thereto, Chief
                           Investment Officer of
                           the New York Bank for
                           Savings. He has
                           served as a director
                           or trustee of various
                           AB Funds since 1983
                           and was Chairman of
                           the Independent
                           Directors Committees
                           of the AB Funds from
                           2003 until early
                           February 2014.  He
                           served as Chairman of
                           such AB Funds from
                           2003 through December
                           2013. He is also
                           active in a number of
                           mutual fund related
                           organizations and
                           committees.

D. James Guzy,#            Chairman of the Board     110       None
79                         of SRC Computers,
(2005 - Portfolio)         Inc.
(2014 - Acquiring          (semi-conductors),
Portfolio)                 with which he has
                           been associated since
                           prior to 2011.  He
                           served as Chairman of
                           the Board of PLX
                           Technology
                           (semi-conductors)
                           since prior to 2011
                           until November 2013.
                           He was a Director of
                           Cirrus Logic
                           Corporation
                           (semi-conductors)
                           from 1984 until July
                           2011. He was a
                           director of Intel
                           Corporation
                           (semi-conductors)
                           from 1969 until 2008,
                           and served as
                           Chairman of the
                           Finance Committee of
                           such company for
                           several years until
                           May 2008.  He has
                           served as a director
                           or trustee of one or
                           more of the AB Funds
                           since 1982.

Nancy P. Jacklin,#         Professorial Lecturer     110       None
67                         at the Johns Hopkins
(2006 - Portfolio)         School of Advanced
(2014 - Acquiring          International Studies
Portfolio)                 (2008-2015).  U.S.
                           Executive Director of
                           the International
                           Monetary Fund (which
                           is responsible for
                           ensuring the
                           stability of the
                           international
                           monetary system),
                           (December 2002-May
                           2006); Partner,
                           Clifford Chance
                           (1992-2002); Sector
                           Counsel,
                           International Banking
                           and Finance, and
                           Associate General
                           Counsel, Citicorp
                           (1985-1992);
                           Assistant General
                           Counsel
                           (International),
                           Federal Reserve Board
                           of Governors
                           (1982-1985); and
                           Attorney Advisor,
                           U.S. Department of
                           the Treasury
                           (1973-1982).  Member
                           of the Bar of the
                           District of Columbia
                           and of New York; and
                           member of the Council
                           on Foreign Relations.
                           She has served as a
                           director or trustee
                           of the AB Funds since
                           2006 and has been
                           Chairman of the
                           Governance and
                           Nominating Committees
                           of the AB Funds since
                           August 2014.

Garry L. Moody,#           Independent               110       None
63                         Consultant. Formerly,
(2008 - Portfolio)         Partner, Deloitte &
(2014 - Acquiring          Touche LLP,
Portfolio)                 (1995-2008) where he
                           held a number of
                           senior positions,
                           including Vice
                           Chairman, and U.S.
                           and Global Investment
                           Management Practice
                           Managing Partner;
                           President, Fidelity
                           Accounting and
                           Custody Services
                           Company (1993-1995);
                           and Partner, Ernst &
                           Young LLP
                           (1975-1993), where he
                           served as the
                           National Director of
                           Mutual Fund Tax
                           Services and Managing
                           Partner of its
                           Chicago Office Tax
                           department.  He is a
                           member of the Trustee
                           Advisory Board of
                           BoardIQ, a biweekly
                           publication focused
                           on issues and news
                           affecting directors
                           of mutual funds.  He
                           has served as a
                           director or trustee,
                           and as Chairman of
                           the Audit Committees
                           of the AB Funds since
                           2008.

Earl D. Weiner,#           Of Counsel, and           110       None
76                         Partner prior to
(2007 - Portfolio)         January 2007, of the
(2014 - Acquiring          law firm Sullivan &
Portfolio)                 Cromwell LLP and is a
                           former member of the
                           ABA Federal
                           Regulation of
                           Securities Committee
                           Task Force to draft
                           editions of the Fund
                           Director's Guidebook.
                           He also serves as a
                           director or trustee
                           of various non-profit
                           organizations and has
                           served as Chairman or
                           Vice Chairman of a
                           number of them.  He
                           has served as a
                           director or trustee
                           of the AB Funds since
                           2007 and served as
                           Chairman of the
                           Governance and
                           Nominating Committees
                           of the AB Funds from
                           2007 until August
                           2014.

INTERESTED DIRECTOR

Robert M. Keith, +         Senior Vice President     110       None
55                         of the Adviser++ and
1345 Avenue of the         the head of
Americas                   AllianceBernstein
New York, NY 10105         Investments, Inc.
(2010 - Portfolio)         ("ABI")++ since July
(2014 - Acquiring          2008; Director of ABI
Portfolio)                 and President of the
                           AB Mutual Funds.
                           Previously, he served
                           as Executive Managing
                           Director of ABI from
                           December 2006 to June
                           2008.  Prior to
                           joining ABI in 2006,
                           Executive Managing
                           Director of Bernstein
                           Global Wealth
                           Management, and prior
                           thereto, Senior
                           Managing Director and
                           Global Head of Client
                           Service and Sales of
                           the Adviser's
                           institutional
                           investment management
                           business since 2004.
                           Prior thereto, he was
                           Managing Director and
                           Head of North
                           American Client
                           Service and Sales in
                           the Adviser's
                           institutional
                           investment management
                           business with which
                           he had been
                           associated since
                           prior to 2004.


* The address for each of the Independent Trustees/Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**    There is no stated term of office for the Trustees/Directors.

# Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

+ Mr. Keith is an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act"), of the Portfolio due to his position as a Senior Vice President of the Adviser.

++    The Adviser and ABI are affiliates of the Portfolio.

      In addition to the public company directorships currently held by the Directors set forth in the table above, Mr. Turner was a director of SunEdison, Inc. (solar materials and power plants) since prior to 2011 until July 2014, Mr. Downey was a director of the Merger Fund (a registered investment company) since prior to 2011 until 2013, Mr. Guzy was a director of Cirrus Logic Corporation (semi-conductors) from prior to 2011 until July 2011 and served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2011 until November 2013, and Mr. Moody was a director of Greenbacker Renewable Energy Company LLC (renewable energy and energy efficiency projects) from August 2013 until January 2014.

      The management of, and investment decisions for, the Portfolio are made by Gershon M. Distenfeld, Douglas J. Peebles and Ashish C. Shah. The management of, and investment decisions for, the Acquiring Portfolio are made by Mr. Distenfeld, Mr. Shah, Sherif M. Hamid and Ivan Rudolph-Shabinsky. If the Plan is approved, Mr. Peebles will join the portfolio management team of the Acquiring Portfolio.

      Each of Mr. Distenfeld, Mr. Peebles, Mr. Shah and Mr. Rudolph-Shabinsky is a Senior Vice President of the Adviser, and has been associated with the Adviser since prior to 2011. Mr. Hamid is a Vice President of the Adviser, and has been associated with the Adviser since 2013. Prior to joining the Adviser, Mr. Hamid was at Barclays Capital where he was head of European Credit Strategy from 2011 to 2013, and a U.S. investment-grade credit strategist and U.S. high-yield analyst from prior to 2011 until 2011. Each Portfolio's SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the Portfolio.

Advisory Agreements and Fees

      Each Portfolio's investment adviser is the Adviser, which is located at 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of March 31, 2016 totaling approximately $479 billion (of which more than $97 billion represented assets of registered investment companies sponsored by the Adviser). As of March 31, 2016, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 18 of the nation's FORTUNE 100 companies), for public employee retirement Portfolios in 25 states and the District of Columbia, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 32 registered investment companies managed by the Adviser, comprising approximately 132 separate investment portfolios, had as of March 31, 2016 approximately 2.7 million shareholder accounts.

      The Adviser provides investment advisory services to each Portfolio under an advisory agreement (each an "Advisory Agreement"). Under its Advisory Agreement, the Portfolio does not pay an advisory fee, with such fees effectively being paid at the level of the funds investing in the Portfolio. Under the terms of its Advisory Agreement, the Acquiring Portfolio will pays the Adviser a fee at an annualized rate of 0.60% of the first $2.5 billion of the Acquiring Portfolio's average daily net assets; 0.55% of the excess of $2.5 billion up to $5 billion; and 0.50% of the excess over $5 billion, which fee will accrue daily and be paid monthly.

      Under each Portfolio's Advisory Agreement, the Adviser has agreed to provide certain clerical, accounting and administrative services to the Portfolio and is entitled to receive reimbursement from the Portfolio of the costs of providing those services.

      Each Advisory Agreement continues in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the Trustees/Directors of the Portfolio who neither are interested persons of the Portfolio nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Trustees' approval of the Portfolio's Advisory Agreement is available in the Portfolio's semi-annual report to shareholders for the period ended February 29, 2016. A discussion regarding the basis for the Directors' approval of the Acquiring Portfolio's Advisory Agreement is available in the Portfolio's annual report to shareholders for the period ended October 31, 2014.

      In addition, the Adviser has entered into the Acquiring Portfolio Limitation, an expense limitation agreement with the Company, on behalf of the Acquiring Portfolio. Pursuant to the Acquiring Portfolio Limitation, the Adviser will waive its investment advisory fee and/or bear the expenses of the Acquiring Portfolio through January 31, 2018 to the extent necessary to prevent total Portfolio operating expenses on an annualized basis from exceeding 0.80% of the average daily net assets for Class Z shares. Any fees waived and expenses borne by the Adviser prior to July 15, 2015 under the Acquiring Portfolio Limitation may be reimbursed by the Acquiring Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Acquiring Portfolio's total annual fund operating expenses to exceed the expense limitations. Pursuant to the Investing AB Fund Limitation, the Adviser will also waive fees and/or reimburse the expenses payable to the Adviser by the Investing AB Fund in an amount equal to its share of the advisory fees of the Acquiring Portfolio until December 31, 2017. As a result of these undertakings, the net operating expenses for Class Z shares of the Acquiring Portfolio that will effectively be borne by the Investing AB Fund after the Acquisition are expected to be approximately 0.46% lower than the expenses of the Portfolio borne by the Investing AB Fund as of May 20, 2016 in connection with its investing in the Portfolio. Without these undertakings, the cost to the Investing AB Fund of investing in the Acquiring Portfolio would be considerably higher than the cost of its investing in the Portfolio.

      The total operating expenses to which the Acquiring Portfolio Limitation applies do not include fees and expenses of other investment companies in which the Acquiring Portfolio may invest (other than the advisory fees of any AB mutual funds in which the Acquiring Portfolio may invest), interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs ("excluded expenses"). The estimated difference between the net operating expenses of the Acquiring Portfolio and the Portfolio to the Investing AB Fund could be less than 0.46% if such excluded expenses are higher than anticipated. Termination of the Acquiring Portfolio Limitation may, depending on the assets of the Acquiring Portfolio at termination, result in a substantial increase in the expense ratio of the Class Z shares of the Acquiring Portfolio.

Acquiring Portfolio Distribution Arrangements

      ABI, a wholly-owned subsidiary of the Adviser, serves as the distributor (principal underwriter) of the Acquiring Portfolio's shares. Under a Distribution Services Agreement between ABI and the Company (the "Distribution Services Agreement"), the Acquiring Portfolio may pay distribution and service fees to ABI at an annual rate of up to 0.25%, 1.00%, 0.50% and 0.25% of the Portfolio's average daily net assets attributable to its Class A, Class C, Class R and Class K shares, respectively. The Distribution Services Agreement is intended to defray expenses associated with the distribution of such share classes in accordance with a plan of distribution that is included in the Distribution Services Agreement and that has been duly adopted and approved in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act. The Distribution Services Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Because these fees are paid out of the Acquiring Portfolio's assets on an ongoing basis, over time these fees will increase the cost of an investment in these share classes and may cost more than paying other types of sales charges.

      No distribution and/or service fees are paid with respect to Class Z shares, which Portfolio shareholders will receive in the Acquisition.

Administrative and Transfer Agency Arrangements

      As noted above, under each Portfolio's Advisory Agreement, the Portfolio reimburses the Adviser for providing certain administrative services to the Portfolio. State Street and BBH also provide certain administrative services to the Portfolio and the Acquiring Portfolio, respectively.

      ABIS, an indirect wholly-owned subsidiary of the Adviser, acts as transfer agent for the Portfolios. Under a Transfer Agency Agreement between ABIS and the Company, each Portfolio compensates ABIS for providing personnel and facilities to perform transfer agency services for the Portfolio.

                              VOTING INFORMATION

      The Trustees have fixed the close of business on June 20, 2016 (the "Record Date") as the date for the determination of shareholders entitled to vote on the Proposal. Shareholders of record of the Portfolio at the close of business on the Record Date are entitled to vote, even if they later sold such shares. As of June 20, 2016, the Portfolio had [_________] shares issued and outstanding. Appendix G to this Information Statement/Prospectus identifies holders of more than five percent (5%) of the Portfolio's shares, and contains information about any holdings of the shares of the Portfolio by the executive officers and Trustees of the Portfolio.

      Shareholders may vote by returning the enclosed written consent.

      Approval of the Proposal requires the affirmative vote of the holders of majority of the Portfolio's outstanding voting securities as defined in the 1940 Act, which means (a) 67% or more of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio, whichever is less.

                                 LEGAL MATTERS

      The validity of shares offered hereby will be passed upon for the Acquiring Portfolio by Seward & Kissel LLP.

                              FINANCIAL HIGHLIGHTS

      The fiscal year-end of the Portfolio is August 31. The fiscal year-end of the Acquiring Portfolio is October 31.

      The financial highlights of the Portfolio for the five years ended August 31, 2015 are contained in the Portfolio's most recent annual report to shareholders of the Portfolio dated August 31, 2015, and are incorporated herein by reference. The financial highlights of the Portfolio for the five years ended August 31, 2015 and the six-month period ended February 29, 2016 are contained in the Portfolio's most recent semi-annual report to shareholders of the Portfolio dated February 29, 2016, and are incorporated herein by reference. The financial highlights of the Acquiring Portfolio for the year ended October 31, 2015 and the period ended October 31, 2014 are contained in the Portfolio's most recent annual report to shareholders of the Acquiring Portfolio dated October 31, 2015, and are incorporated herein by reference.

                         INFORMATION FILED WITH THE SEC

      Each Portfolio is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by each Portfolio may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549.

      You may also view or obtain these documents from the SEC:

By phone:            1-202-551-8090 (for information on the operations of the
                     Public Reference Room only)

By electronic mail:  publicinfo@sec.gov (duplicating fee required)

On the Internet:     www.sec.gov

      Information relating to the Portfolio and the Acquiring Portfolio can be found in the following documents, which are incorporated herein by reference:

      o The Acquisition SAI dated as of June [__], 2016 that has been filed with the SEC in connection with the Information Statement/Prospectus (File No. [________]);

      o The prospectus and SAI of the Portfolio dated December 31, 2015, which were filed with the SEC on December 31, 2015, each as supplemented through the date hereof (File No. 811-21673);

      o The prospectus and SAI of the Acquiring Portfolio dated January 29, 2016, which were filed with the SEC on January 29, 2016, each as amended and supplemented through the date hereof (File No. 811-02383);

      o The annual report to shareholders of the Portfolio dated August 31, 2015, which contains audited financial statements and the related independent registered public accounting firm's report for the Portfolio for its fiscal year ended August 31, 2015 (File No. 811-21673);

      o The semi-annual report to shareholders of the Portfolio dated February 29, 2016, which contains unaudited financial statements for the Portfolio for its fiscal year ended February 29, 2016 (File No. 811-21673); and

      o The annual report to shareholders of the Acquiring Portfolio dated October 31, 2015, which contains audited financial statements and the related independent registered public accounting firm's report for the Acquiring Portfolio for its fiscal year ended October 31, 2015 (File No. 811-02383).

      Copies of the annual reports to shareholders of the Portfolio and Acquiring Portfolio are available, along with the Information
Statement/Prospectus and Acquisition SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

By mail:      c/o AllianceBernstein Investor Services, Inc.
              P.O. Box 786003
              San Antonio, TX 78278-6003

By phone:     (800) 324-5060

             THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

                                   Appendix A

   FORM OF AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION RELATING TO THE
                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
            THE AB HIGH-YIELD PORTFOLIO OF THE AB POOLING PORTFOLIOS


                                     As of

                                 May [__], 2016

      This Agreement and Plan of Acquisition and Liquidation (the "Plan") is made as of this [__] day of May, 2016, by and among AB Bond Fund, Inc. (the "Company"), a Maryland corporation, on behalf of its series, AB High Yield Portfolio (the "Acquiring Portfolio"); The AB Pooling Portfolios (the "Trust"), a Massachusetts business trust, on behalf of its series, AB High-Yield Portfolio (the "Portfolio"); and, solely for purposes of Section 24, AllianceBernstein L.P., the investment adviser to the Acquiring Portfolio and the Portfolio (the "Adviser").

      WHEREAS, the Portfolio and the Acquiring Portfolio are each series of entities registered as open-end management investment companies with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, the parties desire that the Portfolio transfer all of its assets to the Acquiring Portfolio in exchange for Class Z shares of the Acquiring Portfolio of equal net asset value ("Acquisition Shares") and that the Acquiring Portfolio assume the liabilities of the Portfolio and distribute the Acquisition Shares to shareholders of the Portfolio (the "Acquisition"); and that the Portfolio thereafter liquidate and terminate; and

      WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, the Acquiring Portfolio and the Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      Now, therefore, the Company, on behalf of the Acquiring Portfolio, and the Trust, on behalf of the Portfolio, agree as follows:

1.    Definitions
      -----------

      In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1934 Act................   Securities Exchange Act of 1934, as amended.

1933 Act................   Securities Act of 1933, as amended.

Assets..................   All assets of any kind and all interests, rights,
                           privileges and powers of or attributable to the Portfolio or its shares, as appropriate, whether or not determinable at the appropriate Effective Time and wherever located, including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Portfolio or attributable to its shares and any deferred or prepaid expense shown as an asset on the Portfolio's books.

Closing Date............   Shall be on such date following the date that
                           shareholders of the Portfolio approve the Plan as the parties may agree.

Declaration.............   The Trust's Agreement and Declaration of Trust.

Effective Time..........   10:00 a.m. Eastern time on the Closing Date, or such
                           other time as the parties may agree to in writing.

Financial Statements....   The audited financial statements of the
                           relevant Portfolio for its most recently completed fiscal year.

Portfolio...............   The Acquiring Portfolio and/or the Portfolio, as the
                           case may be.

Liabilities.............   All liabilities, expenses and obligations of any kind
                           whatsoever of the Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured, except that expenses of the Acquisition contemplated hereby to be paid by the Portfolio pursuant to Section 24 of the Plan and which shall not be assumed or paid by the Acquiring
                           Portfolio shall not fall within the definition of Liabilities for purposes of this Plan.

N-14 Registration          The Registration Statement of the Company (with
Statement...............   respect to the Acquiring Portfolio) on Form N-14
                           under the 1940 Act that will register the Acquisition
                           Shares to be issued in the Acquisition and will include the proxy materials necessary for the shareholders of the Portfolio to approve the Acquisition.

Valuation Time..........   The close of regular session trading on the New York
                           Stock Exchange ("NYSE") on the day before the Closing
                           Date or such other time as may be mutually agreed upon, when for purposes of the Plan, the Acquiring
                           Portfolio determines its net asset value per Acquisition Share and the Portfolio determines the net value of the Assets.

NAV.....................   A Portfolio's net asset value per share, which is
                           calculated by valuing and totaling its assets and then subtracting its liabilities and then dividing the balance by the number of shares that are outstanding.

2.    Regulatory Filings
      ------------------

      The Company, on behalf of the Acquiring Portfolio, shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Company and the Trust, on behalf of each Portfolio, also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.    Shareholder Action
      ------------------

      As soon as practicable after the effective date of the N-14 Registration Statement, the Portfolio shall request that the shareholders of the Portfolio consider and vote upon the Plan and such other matters as the Board of Trustees may determine by written consent. Such approval by the shareholders of the Portfolio shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Portfolio, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon the consummation of such transactions solely for the purpose of consummating such transactions.

4.    Transfer of the Portfolio's Assets
      ----------------------------------

      The Acquiring Portfolio and the Portfolio shall take the following steps with respect to the Acquisition, as applicable:

      (a) On or prior to the Closing Date, the Portfolio shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Portfolio that are known to the Portfolio and that are due and payable prior to or as of the Closing Date.

      (b) On or prior to the Valuation Date, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Portfolio will declare to Portfolio shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (i) Portfolio's investment income excludable from gross income under Section 103(a) of the Code over
            (ii) Portfolio's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (b) all of Portfolio's investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of Portfolio's net realized capital gain (as defined in Code
            Section 1222), if any (after reduction for any capital loss carryover), in each case for both the taxable year ending on December 31, 2015, and for the short taxable year beginning on January 1, 2016, and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Portfolio as a "regulated investment company" for tax purposes and to eliminate Portfolio-level tax.

      (c) At the Effective Time, the Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio, subject to the Liabilities. The Acquiring Portfolio shall then accept the Assets and assume the Liabilities such that at and after the Effective Time
            (i) the Assets at and after the Effective Time shall become and be assets of the Acquiring Portfolio, and (ii) the Liabilities at the Effective Time shall attach to the Acquiring Portfolio, and shall be enforceable against the Acquiring Portfolio to the same extent as if initially incurred by the Acquiring Portfolio.

      (d) Within a reasonable time prior to the Closing Date, the Portfolio shall provide, if requested, a list of the Assets to the Acquiring Portfolio. The Portfolio may sell any asset on such list prior to the Effective Time. After the Portfolio provides such list, the Portfolio will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Portfolio. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Portfolio will advise the Portfolio in writing of any investments shown on the list that the Acquiring Portfolio has determined to be inconsistent with its investment objective, policies and restrictions. The Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Portfolio's investment objectives, policies and restrictions. In addition, if the Acquiring Portfolio determines that, as a result of the Acquisition, the Acquiring Portfolio would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Portfolio, the Acquiring Portfolio will advise the Portfolio in writing of any such limitation and the Portfolio shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Portfolio's investment objectives, policies and restrictions.

      (e) The Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio at the Effective Time on the following basis:

            (1) The value of the Assets less the Liabilities of the Portfolio, determined as of the Valuation Time, shall be divided by the then NAV of one Acquisition Share, and, in exchange for the transfer of the Assets by the Portfolio to the Acquiring Portfolio, the Acquiring Portfolio shall assume the Liabilities and simultaneously issue and deliver to the Portfolio the number of Acquisition Shares, rounded to the fourth decimal place or such other decimal place as the parties may agree to in writing;

            (2) The NAV of each Acquisition Share to be delivered to the Portfolio shall be the NAV determined as of the Valuation Time in accordance with the Company's then applicable valuation procedures, and the NAV of the Assets to be conveyed to the Acquiring Portfolio shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Trust and the value of the assets to be conveyed;

            (3) The number of Acquisition Shares (including fractional shares, if any) to be delivered to the Portfolio shall be determined by dividing the aggregate net assets of the Portfolio by the NAV per share of the Acquiring Portfolio (determined in accordance with Section 4(e)(2) of this Plan); and

            (4) The portfolio securities of the Portfolio shall be made available by the Acquiring Portfolio to State Street Bank and Trust Company, as custodian for the Portfolio and the Acquiring Portfolio after the Closing Date(the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Portfolio's cash shall be delivered by the Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian or shall be wired to an account pursuant to instructions provided by the Acquiring Portfolio.

      (f) Promptly after the Closing Date, the Portfolio will deliver to the Acquiring Portfolio a Statement of Assets and Liabilities of the Portfolio as of the Closing Date.

5. Liquidation and Termination of the Portfolio, Registration of Acquisition Shares and Access to Records
      --------------------------------------------------------------------------

      The Portfolio and the Acquiring Portfolio also shall take the following steps, as applicable:

      (a) At or as soon as reasonably practical after the Effective Time, the Portfolio shall completely liquidate and terminate by transferring to its shareholders of record the Acquisition Shares it receives pursuant this Plan. The Acquiring Portfolio shall establish accounts on its share records and note on such accounts the names of the former Portfolio shareholders and the amount of Acquisition Shares that former Portfolio shareholders are due based on their respective holdings of shares of the Portfolio as of the close of business on the Closing Date. The Acquiring Portfolio shall not issue certificates representing Acquisition Shares in connection with such exchange. All issued and outstanding shares in connection with such exchange will be simultaneously cancelled on the books of the Portfolio. Ownership of Acquisition Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

            Following distribution by the Portfolio to its shareholders of all Acquisition Shares delivered to the Portfolio, the Portfolio shall wind up its affairs and shall take all steps as are necessary and proper to terminate its existence as soon as is reasonably possible after the Effective Time.

      (b) At and after the Closing Date, the Portfolio shall provide the Acquiring Portfolio and its transfer agent with immediate access to:
            (i) all records containing the names, addresses and taxpayer identification numbers of all of the Portfolio's shareholders and the number and percentage ownership of the outstanding shares of the Portfolio owned by shareholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Portfolio shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Portfolio shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Portfolio as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

6.    Certain Representations and Warranties of the Portfolio
      -------------------------------------------------------

      The Trust, on behalf of itself or the Portfolio, as applicable, represents and warrants to the Acquiring Portfolio as follows:

      (a) The Portfolio is a duly established series of the Trust, which is a Massachusetts business trust duly organized and validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act and the registration of the Portfolio shares under the 1933 Act will be in full force and effect as of the Effective Time.

      (b) The Trust, on behalf of the Portfolio, has the power and all necessary federal, state and local qualifications and authorizations to own all of the Assets, to carry on its business, to enter into this Plan and to consummate the transactions contemplated herein.

      (c) The Board of Trustees of the Trust has duly authorized the execution and delivery of this Plan and the transactions contemplated herein with respect to the Portfolio. Duly authorized officers of the Trust, on behalf of the Portfolio, have executed and delivered the Plan. The Plan represents a valid and binding contract of the Trust, on behalf of the Portfolio, enforceable against the Portfolio in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan by the Trust does not, and, subject to the approval of shareholders referred to in Section 3 hereof, the consummation of the transactions contemplated by this Plan will not, violate federal securities laws or Massachusetts law, or the Trust's Declaration or Bylaws or any material agreement to which the Portfolio is subject. Except for the approval of the Portfolio's shareholders and the Board of Trustees of the Trust, the Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein on behalf of the Portfolio.

      (d) The Portfolio is a separate series of the Trust that is treated as a separate corporation from each other series of the Trust under
            Section 851(g) of the Code. The Portfolio has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and has been eligible for taxation under Section 852(b) of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company for its taxable year that includes the Closing Date.

      (e) The information pertaining to the Portfolio included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, and at the Effective Time, insofar as it relates to the Portfolio, shall
            (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      (f) The Trust has duly authorized and validly issued all issued and outstanding shares of the Portfolio, and all such shares are fully paid and nonassessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Portfolio, and there are no securities convertible into shares of the Portfolio.

      (g) The Trust shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions referred to in Section 4(b) hereof.

      (h) At the Effective Time, the Portfolio will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

      (i) The Financial Statements of the Portfolio, a copy of which has been previously delivered to the Acquiring Portfolio, fairly present the financial position of the Portfolio as of the Portfolio's most recent fiscal year-end and the results of the Portfolio's operations and changes in the Portfolio's net assets for the periods indicated.

      (j) To the knowledge of the Portfolio, the Portfolio has no liabilities, whether or not determined or determinable, other than the liabilities disclosed or provided for in its Financial Statements or liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing liabilities and reflected in its NAV.

      (k) To the knowledge of the Portfolio, except as has been disclosed in writing to the Acquiring Portfolio, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Portfolio or any of its properties or assets or any person whom the Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Portfolio has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Portfolio. The Portfolio is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, or the Assets or its ability to consummate the transactions contemplated by the Plan.

      (l) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, and this Plan, the Portfolio is not a party to or subject to any material contract or other commitments, which if terminated, may result in material liability to the Portfolio or under which (whether or not terminated) any material payment for periods subsequent to the Closing Date will be due from the Portfolio.

      (m) The Trust has filed or will file its federal income tax returns, copies of which have been previously made available or will be made available to the Acquiring Portfolio, for all taxable years ending on or before the Closing Date, and has paid or will pay all taxes shown as due on such returns. All of the Portfolio's tax liabilities will have been adequately provided for on its books. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of the Trust's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The Trust will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

      (n) Since the date of the Financial Statements of the Portfolio, except for the information that has been disclosed to the Boards of the Trust and the Company and that has been reflected in the Information Statement/Prospectus concerning the net assets of the Portfolio, there has been no material adverse change in the Portfolio's financial condition, results of operations, business, or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

      (o) The Portfolio's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Portfolio.

      (p) The Acquisition Shares to be issued to the Portfolio pursuant to paragraph 4(e)(1) will not be acquired for the purpose of making any distribution thereof other than to the Portfolio shareholders as provided in paragraph 4(e)(1).

      (q) The Trust, or its agent(s), (i) holds or has obtained a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be) or Form W-9, Request for Taxpayer Identification Number and Certification, for each Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Portfolio to such shareholder, and/or (ii) has otherwise timely instituted any required backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

7.    Certain Representations and Warranties of the Acquiring Portfolio
      -----------------------------------------------------------------

      The Company, on behalf of itself or the Acquiring Portfolio, as applicable, represents and warrants to the Portfolio as follows:

      (a) The Acquiring Portfolio is a duly established series of the Company, which is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. The Company is registered with the SEC as an open-end management investment company under the 1940 Act and the registration of the Acquiring Portfolio shares under the 1933 Act will be in full force and effect as of the Effective Time.

      (b) The Company, on behalf of the Acquiring Portfolio, has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into this Plan and to consummate the transactions contemplated herein.

      (c) The Board of Directors of the Company has duly authorized execution and delivery of this Plan and the transactions contemplated herein on behalf of the Company, on behalf of the Acquiring Portfolio. Duly authorized officers of the Acquiring Portfolio have executed and delivered the Plan. The Plan represents a valid and binding contract of the Company, on behalf of the Acquiring Portfolio, enforceable against the Acquiring Portfolio in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan by the Company does not, and the consummation of the transactions contemplated by this Plan will not, violate the federal securities laws or Maryland law or the Company's Charter or Bylaws or any material agreement to which the Acquiring Portfolio is subject. Except for the approval of the Board of Directors of the Company, the Company does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein on behalf of the Acquiring Portfolio.

      (d) The Acquiring Portfolio is a separate series of the Company that is treated as a separate corporation from each other series of the Company under Section 851(g) of the Code. The Acquiring Portfolio has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code and is eligible for taxation under Section 852(b) of the Code for the taxable year that will include the Closing Date and expects to so qualify for each subsequent taxable year.

      (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders of the Portfolio and at the Effective Time, insofar as it relates to the Acquiring Portfolio, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      (f) The Company has duly authorized and validly issued all issued and outstanding shares of the Acquiring Portfolio, and all such shares are fully paid and non assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. The Acquiring Portfolio has duly authorized the Acquisition Shares referred to in Section 4(e) hereof to be issued and delivered to the Portfolio as of the Effective Time. When issued and delivered, such Acquisition Shares shall be validly issued, fully paid and non assessable, and no shareholder of the Acquiring Portfolio shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquisition Shares, nor are there any securities convertible into Acquisition Shares.

      (g) To the knowledge of the Acquiring Portfolio, except as has been disclosed in writing to the Portfolio, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Acquiring Portfolio or any of its properties or assets or any person whom the Acquiring Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Acquiring Portfolio currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquiring Portfolio. The Acquiring Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by this Plan.

      (h) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

      (i) The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

8.    Conditions to the Obligations of the Acquiring Portfolio and the Portfolio
      --------------------------------------------------------------------------

      The obligations of the Acquiring Portfolio and the Portfolio with respect to the Acquisition shall be subject to the following conditions precedent:

      (a) The shareholders of the Portfolio shall have approved the Acquisition in the manner required by the Declaration of the Trust, its Bylaws and applicable law. If shareholders of the Portfolio fail to approve this Plan providing for the Acquisition as required, that failure shall release the Portfolios of their obligations under this Plan.

      (b) The Acquiring Portfolio and the Portfolio shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its Secretary or an Assistant Secretary, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of the Acquiring Portfolio or the Portfolio, as applicable, in this Plan that apply to the Acquisition are true and correct in all material respects at and as of the Valuation Time.

      (c) The Acquiring Portfolio and the Portfolio shall have performed and complied in all material respects with each of its representations and warranties required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

      (d) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Portfolio since the date of its most recent financial statement. Negative investment performance shall not be considered a material adverse change.

      (e) The Acquiring Portfolio and the Portfolio shall have received an opinion of Seward & Kissel LLP reasonably satisfactory to each of them, substantially to the effect that for federal income tax purposes:

            (1) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that each of the Acquiring Portfolio and the Portfolio will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (2) no gain or loss will be recognized by the Portfolio on the transfer of all of the Portfolio's Assets to the Acquiring Portfolio solely in exchange for the Acquisition Shares and the assumption by the Acquiring Portfolio of the Liabilities, or upon the distribution of the Acquisition Shares to shareholders of the Portfolio;

            (3) the tax basis in the hands of the Acquiring Portfolio of each Asset of the Portfolio will be the same as the tax basis of such Asset in the hands of the Portfolio immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Portfolio on the transfer;

            (4) the holding period of each Asset of the Portfolio in the hands of the Acquiring Portfolio, other than Assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Asset was held by the Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating the holding period with respect to an Asset);

            (5) no gain or loss will be recognized by the Acquiring Portfolio upon its receipt of the Assets of the Portfolio solely in exchange for Acquisition Shares and the assumption of the Liabilities;

            (6) no gain or loss will be recognized by the shareholders of the Portfolio upon the exchange of their Portfolio shares for Acquisition Shares as part of the Acquisition;

            (7) the aggregate tax basis of the Acquisition Shares that each shareholder of the Portfolio receives in the Acquisition will be the same as the aggregate tax basis of the Portfolio shares exchanged therefor; and

            (8) each Portfolio shareholder's holding period for the Acquisition Shares received in the Acquisition will include the period for which such shareholder held the Portfolio shares exchanged therefor, provided that the shareholder held such Portfolio shares as capital assets on the date of the exchange.

            The opinion will be based on certain factual certifications made by officers of the Portfolios and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

            Notwithstanding this subparagraph (e), Seward & Kissel LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Portfolio shall agree to make and provide to Seward & Kissel LLP additional factual representations with respect to the Portfolios that are reasonably necessary to enable Seward & Kissel LLP to deliver the tax opinion. Notwithstanding anything in this Plan to the contrary, neither Portfolio may waive in any material respect the conditions set forth under this subparagraph (e).

      (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Portfolio, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

      (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Acquisition.

      (h)   The SEC shall not have issued any unfavorable advisory report under
            Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

      (i) Neither party shall have terminated this Plan with respect to the Acquisition pursuant to Section 13 of this Plan.

9.    Conditions to the Obligations of the Portfolio
      ----------------------------------------------

      The obligations of the Portfolio with respect to the Acquisition shall be subject to the following conditions precedent:

      (a) The Portfolio shall have received an opinion of Seward & Kissel LLP, counsel to the Company and the Acquiring Portfolio, in form and substance reasonably satisfactory to the Portfolio and dated as of the Closing Date, substantially to the effect that:

            (1) The Acquiring Portfolio is a series of a corporation, and the corporation is duly incorporated and existing under and by virtue of the laws of the state of Maryland, is in good standing with the State Department of Assessments and Taxation of Maryland ("SDAT"), and is an open-end management investment company registered under the 1940 Act;

            (2) This Plan has been duly authorized, executed and delivered by the Company, on behalf of the Acquiring Portfolio, and, assuming the N-14 Registration Statement referred to in
                  Section 2 of this Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Plan by the Portfolio, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

            (3) The Acquisition Shares to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non assessable by the Acquiring Portfolio;

            (4) The execution and delivery of this Plan by the Company, on behalf of the Acquiring Portfolio, did not, and the consummation of the Acquisition will not, violate the Charter of the Company, its Bylaws or, to the knowledge of such counsel, any agreement of the Company, with respect to the Acquiring Portfolio, and no approval of the Plan by the shareholders of the Acquiring Portfolio is required under the Company's Charter, Bylaws or applicable law; and

            (5) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Company to enter into this Plan on behalf of the Acquiring Portfolio or carry out its terms, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, if any, or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Company or the Acquiring Portfolio, as applicable.

            In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or directors of the Company as to factual matters.

      (b) The Portfolio shall have received a letter from the Adviser with respect to insurance matters in form and substance satisfactory to the Portfolio.

10.   Conditions to the Obligations of the Company or the Acquiring Portfolio
      -----------------------------------------------------------------------

      The obligations of the Company or the Acquiring Portfolio, as applicable, with respect to the Acquisition shall be subject to the following conditions precedent:

      (a) The Company, on behalf of the Acquiring Portfolio, shall have received an opinion of Seward & Kissel LLP, counsel to the Portfolio, in form and substance reasonably satisfactory to the Company and dated as of the Closing Date, substantially to the effect that:

            (1) The Portfolio is a duly established series of the Trust, which is a Massachusetts business trust duly organized and validly existing and in good standing under the laws of the Commonwealth of Massachusetts and is an open-end management investment company registered under the 1940 Act;

            (2) This Plan has been duly authorized, executed and delivered by the Portfolio and, assuming the N-14 Registration Statement referred to in Section 2 of this Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Plan by the Company, on behalf of the Acquiring Portfolio, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

            (3) The execution and delivery of this Plan did not, and the consummation of the Acquisition will not, violate the Declaration of the Trust, its Bylaws or any agreement of the Portfolio known to such counsel, after reasonable inquiry, and no approval of the Plan by the shareholders of the Acquiring Portfolio is required under the Company's Charter, Bylaws or applicable law; and

            (4) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Portfolio to enter into the Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, if any, or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Portfolio.

            In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Dechert LLP as to matters of Massachusetts law, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
            (v) rely on certificates of officers or directors of the Portfolio as to factual matters.

      (b) The Company, on behalf of the Acquiring Portfolio, shall have received a letter from the Adviser agreeing to indemnify the Acquiring Portfolio in respect of certain liabilities of the Portfolio in form and substance satisfactory to the Company.

11.   Closing
      -------

      (a) The Closing shall be held at the offices of the Portfolios, 1345 Avenue of the Americas, New York, New York 10105, or at such other time or place as the parties may agree.

      (b) In the event that at the Valuation Time (a) the NYSE shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by either the Portfolio or the Acquiring Portfolio upon the giving of written notice to the other party.

      (c) The Acquiring Portfolio will provide to the Portfolio evidence satisfactory to the Portfolio that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Portfolio's account on the books of the Acquiring Portfolio. After the Closing Date, the Acquiring Portfolio will provide to the Portfolio evidence satisfactory to the Portfolio that such Acquisition Shares have been credited to open accounts in the names of the Portfolio shareholders.

      (d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by the Plan.

12.   Survival of Representations and Warranties
      ------------------------------------------

      (a)   Except for Sections 6, 7, 14, 18, 19, 21, 22, 23 and 24, no
            representations, warranties or covenants in or pursuant to this Plan (including certificates of officers) shall survive the completion of the transactions contemplated herein.

      (b) Each party agrees to treat confidentially and as proprietary information of the other party all records and other information, including any information relating to portfolio holdings, of its Portfolio and not to use such records and information for any purpose other than the performance of its duties under the Plan; provided, however, that after prior notification of and written approval by party (which approval shall not be withheld if the other party would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), the other party may disclose such records and/or information as so approved.

13.   Termination of Plan
      -------------------

      A majority of the Directors/Trustees of either the Company or the Trust may terminate this Plan with respect to the Acquiring Portfolio or the Portfolio, respectively, at any time before the applicable Effective Time if:
(i) the conditions precedent set forth in Sections 8, 9 or 10 as appropriate, are not satisfied; or (ii) either the Board of Directors/Trustees of the Company or the Trust determines that the consummation of the Acquisition is not in the best interests of the Portfolio or its shareholders and gives notice of such termination to the other party.

14.   Governing Law
      -------------

      This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

15.   Brokerage Fees
      --------------

      Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

16.   Amendments
      ----------

      The Company, on behalf of the Acquiring Portfolio, and the Trust, on behalf of the Portfolio, may, by agreement in writing authorized by its respective Board of Directors/Trustees, amend this Plan at any time before or after the shareholders of the Portfolio approve this Plan providing for the Acquisition. However, after shareholders of the Portfolio approve the Acquisition, the parties may not amend this Plan in a manner that materially alters the obligations of the other party. This Section 16 shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

17.   Waivers
      -------

      At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

18.   Indemnification of Trustees
      ----------------------------

      The Acquiring Portfolio agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration and Bylaws as in effect as of the date of this Plan shall survive the Acquisition as obligations of the Company or the Acquiring Portfolio, as applicable, and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Portfolio, its successors or assigns.

19.   Cooperation and Further Assurances
      ----------------------------------

      Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out the Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

20.   Updating of N-14 Registration Statement
      ---------------------------------------

      If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made in the N-14 Registration Statement not misleading, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to such item.

21.   Limitation on Liabilities
      -------------------------

      The obligations of the Trust, the Portfolio, the Company and the Acquiring Portfolio shall not bind any of the directors/trustees, shareholders, nominees, officers, employees or agents of the Portfolio or the Company personally, but shall bind only the Trust, the Portfolio, the Company or the Acquiring Portfolio, as appropriate. The execution and delivery of this Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only the Trust or the Company, as appropriate. No other series of the Company shall be liable for the obligations of the Acquiring Portfolio. No other series of the Trust shall be liable for the obligations of the Portfolio.

22.   Termination of the Portfolio
      ----------------------------

      If the parties complete the Acquisition, the Portfolio shall terminate its registration under the 1940 Act, the 1933 Act, and the 1934 Act and liquidate and terminate.

23.   Notices
      -------

      Any notice, report, statement, certificate or demand required or permitted by any provision of the Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

                  For the Portfolio:

                        The AB Pooling Portfolios - AB High-Yield Portfolio

                        1345 Avenue of the Americas
                        New York, New York  10105

                        Attention: Secretary


                  For the Acquiring Portfolio:

                        AB Bond Fund, Inc. - AB High Yield Portfolio

                        1345 Avenue of the Americas
                        New York, New York 10105

                        Attention: Secretary

24.   Expenses
      --------

      The Adviser has agreed to bear 50% of the expenses relating to the Acquisition. The total remaining expenses relating to the Acquisition shall be paid proportionately by the Portfolio and the Acquiring Portfolio, allocated to each Portfolio based on its respective net assets as of the Valuation Time. Notwithstanding the foregoing, expenses relating to the Acquisition will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a Portfolio's failure to qualify for tax treatment as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Acquisition from qualifying as a "reorganization" within the meaning of Section 368(a) of the Code.

25.   General
      -------

      This Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only by a writing signed by both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Whenever the context so requires, the use in the Plan of the singular will be deemed to include the plural and vice versa. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

In Witness Whereof, the parties hereto have executed this Plan as of the day and year first above written.


The AB Pooling Portfolios, on behalf of its series, AB High-Yield Portfolio

Attest:
______________________________      By:  _______________________________
Name: ______________________             Name: ______________________
Title: ______________________            Title: ______________________


AB Bond Fund, Inc., on behalf of its series, AB High Yield Portfolio

Attest:

______________________________      By:  _______________________________
Name: ______________________             Name: ______________________
Title: ______________________            Title: ______________________


 Accepted and agreed with respect to Section 24 only:

AllianceBernstein L.P.


By:
        -------------------------------

Name:
        -------------------------------

Title:
        -------------------------------

                                   Appendix B

                             PORTFOLIO PERFORMANCE

      Set forth below is the performance information for the Portfolio and Class Z shares of the Acquiring Portfolio.

      The performance information provided below indicates some of the risks of investing in each Portfolio by showing changes in the Portfolio's performance from year to year and by comparing the performance of the Portfolio with the performance of a broad-based securities market index. Updated performance information for the Acquiring Portfolio is available on the Acquiring Portfolio's website at www.ABglobal.com. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Portfolio and the Acquiring Portfolio may not perform at the same level in the future.

Portfolio
---------

      The gross expenses of the Class Z shares of the Acquiring Portfolio are significantly higher than the Portfolio's expenses. The Portfolio currently pays no investment advisory or transfer agency fees. The performance information shown below for the Portfolio may not be representative of the performance the Acquiring Portfolio would have achieved under its expense levels. Through March 31, 2016, the year-to-date unannualized return for the Portfolio's shares was 2.96%.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

9.89    2.09   -25.42  60.18  16.48  3.14   18.27   9.12    3.99    -5.14
--------------------------------------------------------------------------
 06      07      08      09     10    11     12      13      14       15

                             Calendar Year End (%)


Best Quarter was up 22.40%, 2nd quarter, 2009; and Worst Quarter was down -14.87%, 4th quarter, 2008.

                          Average Annual Total Returns
                     (for periods ended December 31, 2015)

--------------------------------------------------------------------------------
                                                                       Since
                                                                     Inception
                                    One Year Five Years  Ten Years  (5/20/2005)
--------------------------------------------------------------------------------
 Portfolio                            -5.14%    5.60%     7.44%       7.41%
--------------------------------------------------------------------------------
 Barclays U.S. Corporate High
   Yield 2% Issuer Capped Index
   (reflects no deduction for fees,
   expenses, or taxes)                -4.43%    5.03%     6.95%       7.09%
--------------------------------------------------------------------------------


Acquiring Portfolio
-------------------

      The annual returns in the bar chart are for the Acquiring Portfolio's Class Z shares. Through March 31, 2016, the year-to-date unannualized return for the Acquiring Portfolio's Class Z shares was 3.32%.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

n/a     n/a     n/a     n/a    n/a    n/a   n/a     n/a     n/a    -4.98
--------------------------------------------------------------------------
06       07      08      09     10    11     12      13      14      15

                             Calendar Year End (%)


      Best Quarter was up 2.17%, 1st quarter, 2015; and Worst Quarter was down -5.10%, 3rd quarter, 2015.

                          Average Annual Total Returns
                     (for periods ended December 31, 2015)

-------------------------------------------------------------------------
                                                         Since Inception
                                              One Year    (7/15/2014)
-------------------------------------------------------------------------
 Acquiring Portfolio - Class Z                 -4.73%       -4.32%

-------------------------------------------------------------------------
 Barclays U.S. Corporate High Yield 2%
   Issuer Capped Index (reflects no
   deduction for fees, expenses, or taxes)     -4.43%       -4.82%
-------------------------------------------------------------------------

                                   Appendix C

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The Portfolio and the Acquiring Portfolio have substantially similar investment objectives. For purposes of this comparison, each of the Portfolio and the Acquiring Portfolio may be referred to as a "Portfolio." The following chart compares the investment objective and principal investment policies of each Portfolio. The second chart contained in this Appendix compares the fundamental and non-fundamental investment policies of each Portfolio. Fundamental investment policies are policies that may not be changed without a shareholder vote.

                The AB Pooling Portfolios--AB       AB Bond Fund, Inc.--AB High
                     High-Yield Portfolio                 Yield Portfolio
                         (Portfolio)                   (Acquiring Portfolio)

--------------------------------------------------------------------------------
Investment    The Portfolio's investment           The Acquiring Portfolio's
Objective     objective is to seek primarily to    investment objective is to
              achieve high total return by         seek to maximize total return
              maximizing current income and, to    consistent with prudent
              the extent consistent with that      investment management.
              objective, capital appreciation.

              This is not a fundamental policy.    Same.

Status        The Portfolio is diversified. This   The Acquiring Portfolio is
              is a fundamental policy.             non-diversified.

                              Investment Policies
--------------------------------------------------------------------------------
80% Policy -  The Portfolio normally invests at    Same. In addition, high yield
High-Yield    least 80% of its net assets in       debt securities are defined
Debt          high-yield debt securities. The      in the principal strategies
Securities    Portfolio invests in a diversified   as fixed-income securities
              mix of high yield, below             rated Ba1 or lower by Moody's
              investment grade debt securities,    Investors Service ("Moody's")
              known as "junk bonds." The           or BB+ or lower by Standard &
              Portfolio may invest in debt         Poor's Ratings Services
              securities with a range of           ("S&P") or Fitch Ratings
              maturities from short- to            (commonly known as "junk
              long-term.                           bonds"), unrated securities
                                                   considered by the Adviser to
                                                   be of comparable quality, and
                                                   related derivatives.

U.S. and      The Portfolio may invest in U.S.     Same. The Acquiring Portfolio
Foreign       Dollar-denominated and non-U.S.      will most often invest in
Fixed-Income  Dollar-denominated foreign           securities of U.S. issuers.
Securities    fixed-income securities.             The Adviser may or may not
                                                   hedge any foreign currency
                                                   exposure through the use of
                                                   currency-related derivatives.

Equity        The Portfolio may invest in these    The Acquiring Portfolio may
Securities    instruments but not as a principal   invest in equity securities.
              strategy.

Other         The Portfolio may invest in          The Acquiring Portfolio may
Securities    mortgage-related and other           invest in these instruments
              asset-backed securities, loan        but not as a principal
              participations, inflation-indexed    strategy.
              securities, structured securities
              and preferred stocks.

Leverage      The Portfolio may use leverage for   The Adviser may use
              investment purposes by entering      derivatives to effectively
              into transactions such as reverse    leverage the Acquiring
              repurchase agreements and dollar     Portfolio by creating
              rolls.                               aggregate market exposure
                                                   substantially in excess of
                                                   the Acquiring Portfolio's net
                                                   assets.


Derivative    The Portfolio may enter into         Same. The Acquiring Portfolio
Transactions  derivatives transactions, such as    expects to use derivatives to
              options, futures contracts,          a significant extent.
              forwards, and swaps.

Other         The Portfolio may invest in          The Acquiring Portfolio may
Investment    variable, floating, and inverse      invest in these instruments
Techniques    floating-rate investments.           but not as a principal
              The Portfolio may also               strategy.
              invest in zero-coupon and
              interest-only or principal-only
              securities.


                              Fundamental Policies
--------------------------------------------------------------------------------

Concentration The Portfolio may not concentrate    Same.
              its investments in an industry, as
              concentration may be defined under
              the 1940 Act or the rules and
              regulations thereunder (as such
              statute, rules or regulations may
              be amended from time to time) or by
              guidance regarding, interpretations
              of, or exemptive orders under, the
              1940 Act or the rules or
              regulations thereunder published by
              appropriate regulatory authorities.

Make Loans    The Portfolio may not make loans     Same.
              except through: (i) the purchase of
              debt obligations in accordance with
              its investment objective and
              policies; (ii) the lending of
              portfolio securities; (iii) the use
              of repurchase agreements; or (iv)
              the making of loans to affiliated
              funds as permitted under the 1940
              Act, the rules and regulations
              thereunder (as such statutes, rules
              or regulations may be amended from
              time to time), or by guidance
              regarding, and interpretations of,
              or exemptive orders under, the 1940
              Act.

Issue Senior  The Portfolio may not issue any      Same.
Securities    senior security (as that term is
              defined in the 1940 Act) or borrow
              money, except to the extent
              permitted by the 1940 Act or the
              rules and regulations thereunder
              (as such statute, rules or
              regulations may be amended from
              time to time) or by guidance
              regarding, or interpretations of,
              or exemptive orders under, the 1940
              Act or the rules or regulations
              thereunder published by appropriate
              regulatory authorities.  For
              purposes of this restriction,
              margin and collateral arrangements,
              including, for example, with
              respect to permitted borrowings,
              options, futures contracts, options
              on futures contracts and other
              derivatives such as swaps, are not
              deemed to involve the issuance of a
              senior security.

Commodities   The Portfolio may purchase and sell  Same.
              commodities to the extent allowed
              by applicable law.

Real Estate   The Portfolio may not purchase or    Same.
              sell real estate except that it may
              dispose of real estate acquired as
              a result of the ownership of
              securities or other instruments.
              This restriction does not prohibit
              the Portfolio from investing in
              securities or other instruments
              backed by real estate or in
              securities of companies engaged in
              the real estate business.

Underwritings The Portfolio may not act as an      Same.
              underwriter of securities, except
              that the Portfolio may acquire
              restricted securities under
              circumstances in which, if such
              securities were sold, the Portfolio
              might be deemed to be an
              underwriter for purposes of the
              Securities Act.

                            Non-Fundamental Policies
--------------------------------------------------------------------------------

Securities    The Portfolio may not purchase       Same.
on Margin     securities on margin, except (i) as
              otherwise provided under rules
              adopted by the SEC under the 1940
              Act or by guidance regarding the
              1940 Act, or interpretations
              thereof, and (ii) that the
              Portfolio may obtain such
              short-term credits as are necessary
              for the clearance of portfolio
              transactions, and the Portfolio may
              make margin payments in connection
              with futures contracts, options,
              forward contracts, swaps, caps,
              floors, collars and other financial
              instruments

                                   Appendix D

      CERTAIN INFORMATION APPLICABLE TO SHARES OF THE ACQUIRING PORTFOLIO

      Portfolio shareholders will receive Class Z shares of the Acquiring Portfolio through the Acquisition, as described in this Information Statement/Prospectus. Each shareholder of the Portfolio will become the owner of the number of full and fractional Class Z shares of the Acquiring Portfolio having a NAV equal to the aggregate NAV of the shareholder's Portfolio shares as of the Valuation Time (as such term is defined in the Information Statement/Prospectus). Only Class Z shares will be issued to Portfolio shareholders in connection with the Acquisition. The Acquiring Portfolio also offers Class A, Class C, Advisor Class, Class R, Class K and Class I shares (together with Class Z shares, the "Share Classes"). Investors may purchase shares of the Share Classes on any business day (i.e., any day that the NYSE is open for trading). The purchase of shares of the Share Classes is priced at the next-determined NAV after an order is received in proper form. Shareholders may "redeem" shares of any class of the Acquiring Portfolio (i.e., sell their shares to the Portfolio) on any day the NYSE is open, either directly or through a financial intermediary. The sale price will be the next-determined NAV, less any applicable contingent deferred sales charge (if any), after the Portfolio receives the redemption request in proper form. Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses.

      Additional information regarding the Share Classes, including more detailed information about the purchase and redemption procedures for the Share Classes, is available in the Acquiring Portfolio's prospectus.

HOW TO BUY SHARES OF THE ACQUIRING PORTFOLIO

Class Z Shares

      As noted above, Portfolio shareholders will receive Class Z shares of the Acquiring Portfolio through the Acquisition. Each shareholder of the Portfolio will become the owner of the number of full and fractional Class Z shares of the Acquiring Portfolio having an NAV equal to the aggregate NAV of the shareholder's Portfolio shares as of the Valuation Time, as such term is defined in the Information Statement/Prospectus.

      Class Z shares will not be subject to an initial sales charge or 12b-1 distribution fees. Class Z shareholders will be entitled to exchange their Class Z shares of the Acquiring Portfolio for Class Z shares of another fund in the AB mutual fund group without sales or service charges.

Purchase Information for Share Classes

      A shareholder's broker or financial advisor must receive a purchase request by the Portfolio Closing Time, which is the close of regular trading on any day the NYSE is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and submit it to the Acquiring Portfolio by a pre-arranged time for the shareholder to receive the next-determined NAV.

      Acquiring Portfolio shareholders who have completed the appropriate section of the Mutual Fund Application may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Portfolio Closing Time to receive that day's public offering price. A shareholder may call 800-221-5672 to arrange a transfer from the shareholder's bank account.

      Payment may be made by wire transfer or check. All checks should be made payable to the Acquiring Portfolio. Payment must be made in U.S. Dollars. All purchase orders will be confirmed in writing.

Required Information

      The Acquiring Portfolio is required by law to obtain, verify and record certain personal information from investors or persons on an investor's behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, the investor's social security number). The Acquiring Portfolio may also ask to see other identifying documents. If an investor does not provide the information, the Acquiring Portfolio will not be able to open an account for such investor. If the Acquiring Portfolio is unable to verify an investor's identity, or that of another person(s) authorized to act on the investor's behalf, or if the Acquiring Portfolio believes it has identified potentially criminal activity, the Acquiring Portfolio reserves the right to take any action it deems appropriate or as required by law, which may include closing the investor's account. If an investor is not a U.S. citizen or resident alien, the account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

      The Acquiring Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Acquiring Portfolio with his or her correct taxpayer identification number. To avoid this, an investor must provide the investor's correct taxpayer identification number on the Mutual Fund Application.

General

      IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Acquiring Portfolio shares, including minimum and maximum investment requirements. The Acquiring Portfolio is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements. ABI may refuse any order to purchase shares. The Acquiring Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

SHARE CLASS EXPENSES

      Information about the expenses applicable to the Share Classes is available in the Acquiring Portfolio's prospectus.

      A transaction, service, administrative or other similar fee may be charged by a shareholder's broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Class Z shares made through the shareholder's financial advisor. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in the Acquiring Portfolio's Prospectus and Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts. The Acquiring Portfolio is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.

OTHER PROGRAMS

Dividend Reinvestment Program

      Unless a shareholder specifically has elected to receive dividends or distributions in cash, the shareholder will automatically be reinvested in the same class of additional shares of the Acquiring Portfolio. If a shareholder elects to receive distributions in cash, the shareholder will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Acquiring Portfolio. To receive distributions of less than $25.00 in cash, a shareholder must have bank instructions associated to the shareholder's account so that distributions can be delivered to the shareholder electronically via Electronic Funds Transfer using the Automated Clearing House or "ACH". In addition, the Acquiring Portfolio may reinvest a shareholder's distribution check (and future checks) in additional shares of the Acquiring Portfolio if the shareholder's check (i) is returned as undeliverable or (ii) remains uncashed for nine months.

Dividend Direction Plan

      A shareholder who already maintains accounts in more than one AB mutual fund may direct the automatic investment of income dividends and/or capital gains by one fund, in any amount, without the payment of any sales charges, in shares of any eligible class of one or more other AB mutual fund(s) in which the shareholder maintains an account.

Automatic Investment Program

      The Automatic Investment Program allows investors to purchase shares of the Acquiring Portfolio through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may
(i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Please see the Acquiring Portfolio's Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

      Shareholders of the Portfolio, including shareholders who received Class Z shares of the Acquiring Portfolio through the Acquisition, will have exchange privileges with other AB mutual funds. Shareholders may generally exchange their shares for shares of the same class of another fund in the AB mutual fund group. Exchanges of each class of Acquiring Portfolio shares are made at the next-determined NAV after an order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AB mutual fund whose shares are being acquired. Shareholders may request an exchange either directly or through a financial intermediary or, in the case of retirement plan participants, by following the procedures specified by the plan sponsor or plan recordkeeper. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by the Portfolio Closing Time on that day. The Acquiring Portfolio may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES OF THE ACQUIRING PORTFOLIO

      Shareholders of the Acquiring Portfolio, including shareholders who received Class Z shares through the Acquisition, may "redeem" their shares (i.e., sell shares to the Acquiring Portfolio) on any day the NYSE is open, either directly or through a financial intermediary or, in the case of retirement plan participants, by following the procedures specified by the plan sponsor or plan recordkeeper. The sale price will be the next-determined NAV after the Acquiring Portfolio receives the redemption request in proper form. Normally, redemption proceeds are sent to shareholders within seven days. If shares were recently purchased by check or electronic funds transfer, the redemption payment may be delayed until the Acquiring Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 days). Any shareholder who is in doubt about what procedures or documents are required by a fee-based program or employee benefit plan to sell shares should contact the financial advisor.

Selling Shares Through a Financial Intermediary or Retirement Plan

      A shareholder's financial intermediary or plan recordkeeper must receive a sales request by the Portfolio Closing Time and submit it to the Acquiring Portfolio by a pre-arranged time for the shareholder to receive that day's NAV. A shareholder's financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Acquiring Portfolio and may charge a fee for this service.

Selling Shares Directly to the Acquiring Portfolio By Mail:

      o     Send a signed letter of instruction or stock power to:
               AllianceBernstein Investor Services, Inc.
               P.O. Box 786003
               San Antonio, TX 78278-6003

      o     For certified or overnight deliveries, send to:
               AllianceBernstein Investor Services, Inc.
               8000 IH 10 W, 4th floor
               San Antonio, TX 78230

      o For shareholder protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from a shareholder's financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If a shareholder has any questions about these procedures, contact ABIS.

By Telephone:

      o A shareholder may redeem the shareholder's shares by telephone request. A shareholder may call ABIS at 800-221-5672 with instructions on how the shareholder wishes to receive the sale proceeds.

      o ABIS must receive and confirm a telephone redemption request by the Portfolio Closing Time for a shareholder to receive that day's NAV.

      o For the protection of shareholders, ABIS will request personal or other information from shareholders to verify their identity and will generally record the calls. Neither the Acquiring Portfolio nor the Adviser, ABIS, ABI or other Acquiring Portfolio agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on behalf of a shareholder that ABIS reasonably believes to be genuine.

      o If a shareholder has selected electronic funds transfer in the shareholder's Mutual Fund Application, the redemption proceeds will be sent directly to the shareholder's bank. Otherwise, the proceeds will be mailed to the shareholder.

      o Redemption requests by electronic funds transfer or check may not exceed $100,000 per fund account per day.

      o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
------------------------------------------------------

      The Acquiring Portfolio's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Acquiring Portfolio shares or excessive or short-term trading that may disadvantage long-term Portfolio shareholders. These policies are described below. There is no guarantee that the Acquiring Portfolio will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Acquiring Portfolio shares through purchases, sales and exchanges of shares. The Acquiring Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

      Risks Associated With Excessive or Short-Term Trading Generally. While the Acquiring Portfolio will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Acquiring Portfolio's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Acquiring Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Acquiring Portfolio to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Acquiring Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Acquiring Portfolio may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

      Portfolios that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Portfolio calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Acquiring Portfolio share prices that are based on closing prices of securities of foreign issuers established some time before a Portfolio calculates its own share price (referred to as "time zone arbitrage"). The Acquiring Portfolio has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Acquiring Portfolio calculates its NAV. While there is no assurance, the Acquiring Portfolio expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Acquiring Portfolio shareholders.

      A shareholder engaging in a short-term trading strategy may also target the Acquiring Portfolio irrespective of its investments in securities of foreign issuers. Any Portfolio that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Acquiring Portfolio may be adversely affected by price arbitrage.

      Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Acquiring Portfolio should be made for investment purposes only. The Acquiring Portfolio seeks to prevent patterns of excessive purchases and sales of Acquiring Portfolio shares to the extent they are detected by the procedures described below, subject to the Acquiring Portfolio's ability to monitor purchase, sale and exchange activity. The Acquiring Portfolio reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

      o Transaction Surveillance Procedures. The Acquiring Portfolio, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing transactions in Acquiring Portfolio shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Acquiring Portfolio shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Acquiring Portfolio may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third-party authority to buy and sell Acquiring Portfolio shares, the Acquiring Portfolio may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

      o Account Blocking Procedures. If the Acquiring Portfolio determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Acquiring Portfolio will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or "blocking" future purchase or exchange activity. However, sales of Acquiring Portfolio shares back to the Acquiring Portfolio or redemptions will continue to be permitted in accordance with the terms of the Acquiring Portfolio's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Acquiring Portfolio that the account holder did not or will not in the future engage in excessive or short-term trading.

      o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Acquiring Portfolio, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Acquiring Portfolio applies its surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Acquiring Portfolio has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Acquiring Portfolio, upon the request of the Acquiring Portfolio or its agents, with individual account level information about their transactions. If the Acquiring Portfolio detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Acquiring Portfolio to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Acquiring Portfolio shares. For certain retirement plan accounts, the Acquiring Portfolio may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Acquiring Portfolio shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

DIVIDENDS, DISTRIBUTIONS AND TAXES

      Income dividends and capital gains distributions, if any, declared by the Acquiring Portfolio on its outstanding shares will be paid in cash if elected by the shareholder or in additional shares of the same class of shares of the Acquiring Portfolio. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. A shareholder may make an election to receive dividends and distributions in cash or in shares at the time the shareholder purchases shares. A shareholder's election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at a shareholder's election, electronically via the ACH network.

      If a shareholder receives an income dividend or capital gains distribution in cash the shareholder may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Acquiring Portfolio without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless the shareholder otherwise specifies, the shareholder will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Acquiring Portfolio.

      While it is the intention of the Acquiring Portfolio to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Acquiring Portfolio of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Acquiring Portfolio will pay any dividends or realize any capital gains. The final determination of the amount of the Acquiring Portfolio's return of capital distributions for the period will be made after the end of each calendar year.

      A shareholder will normally have to pay federal income tax, and any state or local income taxes, on the distributions the shareholder receives from the Acquiring Portfolio, whether the shareholder takes the distributions in cash or reinvests them in additional shares. Distributions of net capital gains from the sale of investments that the Acquiring Portfolio owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. Distributions of dividends to the Acquiring Portfolio's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at the same preferential tax rates applicable to long-term capital gains, if, in general, such distributions are derived from, and designated by the Acquiring Portfolio as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Acquiring Portfolio. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations".

      Other distributions by the Acquiring Portfolio are generally taxable to a shareholder as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Acquiring Portfolio will notify a shareholder as to how much of the Acquiring Portfolio's distributions, if any, qualify for these reduced tax rates.

      Investment income received by the Acquiring Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Acquiring Portfolio is liable for foreign income taxes withheld at the source, the Acquiring Portfolio intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Acquiring Portfolio's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Acquiring Portfolio will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Acquiring Portfolio may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

      Under certain circumstances, if the Acquiring Portfolio realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Acquiring Portfolio. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

      If a shareholder buy shares just before the Acquiring Portfolio deducts a distribution from its NAV, the shareholder will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

      The sale or exchange of Acquiring Portfolio shares is a taxable transaction for federal income tax purposes.

      Each year shortly after December 31, the Acquiring Portfolio will send shareholders tax information stating the amount and type of all its distributions for the year. A shareholder is encouraged to consult the shareholder's tax adviser about the federal, state, and local tax consequences in the shareholder's particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders

      If a shareholder is a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Acquiring Portfolio's Statement of Additional Information for information on how the shareholder will be taxed as a result of holding shares in the Acquiring Portfolio.

                                   Appendix E

               COMPARISON OF BUSINESS STRUCTURE AND ORGANIZATION

      The following information provides only a summary of the key features of the organizational structure and governing documents of the Portfolio and the Acquiring Portfolio. The Acquiring Portfolio is a series of the Company, an open-end management investment company organized as a Maryland corporation. The Charter and Bylaw provisions and state law that govern the Company apply to the Acquiring Portfolio. The Portfolio is a series of the Trust, an open-end management investment company organized as a Massachusetts business trust. It is governed by the Trust's Declaration and Bylaw provisions and state law. Certain differences in the respective Charter/Declaration and Bylaw provisions and state law of the Acquiring Portfolio and the Portfolio are noted below.

Shareholder Meetings

      Each Portfolio has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of Trustees/Directors.

      Under Maryland law, unless a charter provides otherwise (which the Company's does not), a director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of directors. Under the Bylaws of the Company, a special meeting of shareholders may be called by the secretary upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.

      Under the Bylaws of the Trust, the Trust must promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of not less than 10% of the outstanding shares. Additionally, under the Bylaws of the Trust, whenever ten or more shareholders of record who have been such for at least six months preceding the date of the request, and who hold in the aggregate shares having a NAV of at least one percent of the Trust's outstanding shares, apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting of shareholders for the removal of Trustees, and include a form of communication and request which they wish to transmit to shareholders, the Trustees must either (a) provide such applicants access to a list of names and addresses of the Trust's shareholders of record, or (b) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of transmitting to them the proposed communication and form of request. If the latter course is chosen, the Trustees, upon the written request of applicants, accompanied by the material to be transmitted and the reasonable expenses of such transmittal, must transmit such material to shareholders, unless the Trustees transmit to applicants and file with the SEC, together with the material proposed to be transmitted, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. If, among other things, the SEC does not sustain the objections of the Trustees, the Trustees must transmit copies of the material to all shareholders.

      For the Company, and with respect to the Acquiring Portfolio, the presence in person or by proxy of shareholders entitled to cast one-third of all the votes entitled to be cast at any meeting of shareholders on any matter shall constitute a quorum. For the Trust, and with respect to the Portfolio, the presence in person or by proxy of stockholders entitled to cast 30% of the votes entitled to be cast shall constitute a quorum. When a quorum is present at any meeting of the Company or the Trust, the affirmative vote of a majority of the votes (or with respect to the election of Directors/Trustees, a plurality of votes) cast or, with respect to any matter requiring a class vote, the affirmative vote of a majority of the votes cast of each class entitled to vote as a class on the matter, shall decide any question brought before such meeting, except as otherwise required by law.

Shares of the Portfolios

      The Trust's Declaration authorizes the issuance of an unlimited number of shares of beneficial interest, which may be divided into separate and distinct series or classes. The Company's Charter authorizes a set number of shares of common stock. The Directors of the Company may classify any unissued shares of common stock in one or more series or classes of stock.

      The Company's Charter provides that no shareholder is entitled to any preemptive rights except as the Board may establish. Shareholders of the Trust are also not entitled to preemptive rights. Shareholders of the Trust and Company are entitled to one vote per share. All voting rights for the election of Trustees are non-cumulative, which means that the holders of a plurality of the shares of common stock of the Trust can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

      The Trust and the Company are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, the Trust and the Company are required to hold a shareholder meeting if, among other reasons, the number of Trustees/Directors elected by shareholders is less than a majority of the total number of Trustees/Directors, or if the a Portfolio seeks to change its fundamental investment policies.

Dividends and Distributions

      For each Portfolio, dividends may be authorized by the Board and declared by the Portfolio at any time, and the amount and number of capital gains distributions paid to shareholders during each fiscal year are determined by the Board. Each such payment shall be accompanied by a statement as to the source of such payment, to the extent required by law.

      With respect to the Company, each share class is entitled to such dividends or distributions, in cash, property or additional shares of stock or the same or another series of the Company, or class, as may be authorized from time to time by the Board. With respect to the Trust, each share class is entitled to such dividends or distributions, in cash or otherwise (but only from assets belonging to the Portfolio) an amount approximately equal to the net income attributable to the assets belonging to the Portfolio and such additional amounts as the Trustees may authorize.

      A shareholder of each Portfolio may make an election to receive dividends and distributions in cash or in shares at the time of purchase of shares. The shareholder's election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

Indemnification and Liability of Directors and Officers

      The Charter and Bylaws of the Company provide for the indemnification of officers and Directors, as applicable, to the fullest extent permitted by Maryland law. This indemnification does not protect any indemnified person against any liability to the Company or the Trust, respectively, or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its Directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Charter of the Company contains such a provision that eliminates Directors' and officers' liability to the maximum extent permitted by Maryland law. This exculpation does not protect any such person against any liability to the Company or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      The Declaration and Bylaws of the Trust provide for the indemnification of officers and Trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any officer or Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such person's action was in the best interest of the Trust.

      Indemnification by the Trust does not protect any indemnified person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      The Declaration and Bylaws of the Trust provide contain a provision that eliminates Trustees' and officers' liability, except to the extent that a Trustee or officer would otherwise be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer.

                                  Appendix F

                                CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Portfolios as of October 31, 2015, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Portfolio by the Acquiring Portfolio at net asset value as of October 31, 2015:

                               Acquiring                  Combined Portfolio
                               Portfolio    Pro Forma          (Class Z)
                 Portfolio     (Class Z)   Adjustments       (pro forma)(1)
               ----------------------------------------------------------------
Total Net
Assets          $308,452,242       $9,242   $42,905(2)          $308,418,579

Shares
Outstanding       31,633,263        1,000           --         33,378,634(3)

NAV Per Share          $9.75        $9.24           --                 $9.24

------------------
(1) Assumes the Acquisition was consummated on October 31, 2015 and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Portfolio will be received by shareholders of the Portfolio on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Portfolio that will actually be received on or after such date.

(2) Estimated expenses of the Acquisition allocable to the Portfolio. It is expected that the Adviser will bear the expenses of the Acquisition allocable to the Acquiring Portfolio pursuant to the Acquiring Portfolio Limitation.

(3) In connection with the Acquisition, shares of the Acquiring Portfolio will be issued to the shareholders of the Portfolio. The number of shares assumed to be issued is equal to the net asset value of the Portfolio divided by the net asset value per share of the Acquiring Portfolio as of October 31, 2015.

                                   Appendix G

                          SHARE OWNERSHIP INFORMATION

Shares Outstanding

      As of June 20, 2016, each Portfolio had the following number of shares of common stock outstanding.

                                                           Number of Outstanding
                                                             Shares of Common
Fund                                       Class                   Stock
--------------------------------------------------------------------------------
Portfolio                              Common Stock                 [__________]

Acquiring Portfolio                          A                      [__________]
                                             C                      [__________]
                                          Advisor                   [__________]
                                             R                      [__________]
                                             K                      [__________]
                                             I                      [__________]
                                             Z                      [__________]


Ownership of Shares

      As of June 20, 2016, the Trustees/Directors and officers of each Portfolio as a group beneficially owned less than 1% of the outstanding shares of common stock of that Portfolio. To the knowledge of each Portfolio, the following persons owned, either of record or beneficially, 5% or more of the outstanding shares of the Portfolio. As of June 20, 2016, AB Balanced Wealth Strategy, a series of the AB Portfolios, may be deemed to "control" the Acquiring Portfolio. As of June 20, 2016, no shareholders may be deemed to "control" the Acquiring Portfolio. "Control" for this purpose is the ownership of more than 25% of the Portfolio's voting securities.


                                            Number of
                                            Outstanding       Percentage of
Fund and             Name and Address    Shares of Class   Outstanding Shares
Class                 of Shareholder           Owned          of Class Owned
--------             ----------------    ---------------   -------------------

Portfolio
Common Stock         [________]             [__________]      [_____]%

Acquiring
Portfolio
    Class A          [________]             [__________]      [_____]%

    Class C          [________]             [__________]      [_____]%

    Advisor Class    [________]             [__________]      [_____]%

    Class R          [________]             [__________]      [_____]%

    Class K          [________]             [__________]      [_____]%

    Class I          [________]             [__________]      [_____]%

    Class Z          [________]             [__________]      [_____]%


      The following table shows the percentage of combined Portfolio's shares to be owned by the above listed shareholders, if the Acquisition had been consummated as of June 20, 2016.

                                                      Percentage of
                                                    Outstanding Shares
Fund and              Name and Address               of Combined Fund
Class                 of Shareholder                   Class Owned
--------              -----------------             -------------------

Acquiring Portfolio
    Class A           [________]                          [_____]%

    Class C           [________]                          [_____]%

    Advisor Class     [________]                          [_____]%

    Class R           [________]                          [_____]%

    Class K           [________]                          [_____]%

    Class I           [________]                          [_____]%

    Class Z           [________]                          [_____]%

                           THE AB POOLING PORTFOLIOS
                          1345 Avenue of the Americas
                            New York, New York 10105
                            Toll Free (800) 324-5060

                                    CONSENT

          THIS CONSENT IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby (i) acknowledges receipt of the Information Statement/Prospectus dated June [__], 2016 for the solicitation of consents from the shareholders of AB High-Yield Portfolio (the "Portfolio"), a series of the AB Pooling Portfolios, a Massachusetts business trust, and (ii) provides this consent for those shares of the Portfolio held of record by the undersigned on June [__], 2016, in the manner designated herein.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS PROVIDE THEIR CONSENT FOR THE PROPOSAL. PLEASE REVIEW CAREFULLY THE INFORMATION STATEMENT/PROSPECTUS DELIVERED WITH THIS CONSENT.

      1. To approve an Agreement and Plan of Acquisition and Liquidation providing for the acquisition of the assets and assumption of the liabilities of the Portfolio by AB High Yield Portfolio, a series of AB Bond Fund, Inc., a Maryland corporation.


                                                 FOR       AGAINST     ABSTAIN
                                                 [_]         [_]         [_]

Account Name:
             ----------------------------


Account Number:
               --------------------------


Dated:
      ----------------------------


----------------------------------
Signature


Title:
      ----------------------------


NOTE: PLEASE DATE THIS CONSENT AND SIGN YOUR NAME(S) EXACTLY AS SET FORTH HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE OR PARTNERSHIP NAME BY AN AUTHORIZED OFFICER.

PLEASE DATE AND SIGN THIS CONSENT AND RETURN IT PROMPTLY BY MAIL TO AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

             -----------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION
                                June [__], 2016

                            For the Acquisition of:

                            AB HIGH-YIELD PORTFOLIO
                     a series of the AB Pooling Portfolios
                          1345 Avenue of the Americas
                            New York, New York 10105

                                       BY

                            AB HIGH YIELD PORTFOLIO
                         a series of AB Bond Fund, Inc.
                          1345 Avenue of the Americas
                            New York, New York l0105
                                 (800) 324-5060

             -----------------------------------------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Information Statement/Prospectus dated June [__], 2016 relating to the solicitation of shareholder approval of the acquisition of the assets and assumption of the liabilities (the "Acquisition") of the AB High-Yield Portfolio (the "Portfolio"), a series of the AB Pooling Portfolios, a Massachusetts business trust (the "Trust"), by AB High Yield Portfolio (the "Acquiring Portfolio"), a series of AB Bond Fund, Inc., a Maryland corporation (the "Company"), pursuant to an Agreement and Plan of Acquisition and Liquidation (the "Plan"). Subject to the approval of the shareholders of the Portfolio, the Plan provides for:

      o the transfer of all of the assets of the Portfolio to the Acquiring Portfolio in exchange for Class Z shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Portfolio;

      o the distribution of Class Z shares of the Acquiring Portfolio to the shareholders of the Portfolio; and

      o     the liquidation and termination of the Portfolio.

      Shareholders of the Portfolio at the time of the Acquisition will become Class Z shareholders of the Acquiring Portfolio. If the Plan is approved by the Portfolio's shareholders, the Acquisition is expected to occur in July 2016.

      The Information Statement/Prospectus and this Statement of Additional Information are available upon request, without charge, by writing to the applicable address or calling the telephone numbers listed below.


By mail:    c/o AllianceBernstein Investor Services, Inc.
            P.O. Box 786003
            San Antonio, TX 78278-6003

By phone:   (800) 320-5060

      All of this additional information is also available in documents filed with the Securities and Exchange Commission (the "SEC"). You may view or obtain these documents from the SEC:

In person:        at the SEC's Public Reference Room in Washington, DC

By phone:         1-202-551-8090 (for information on the operations of the
                  Public Reference Room only)

By mail: Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 (copies may be obtained at prescribed rates)

On the Internet:  www.sec.gov

                               TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS................................... 3
FINANCIAL INFORMATION......................................................... 3


                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

      This Statement of Additional Information, which supplements and is related to the Information Statement/Prospectus, is accompanied by and incorporates by reference the Statement of Additional Information of the Acquiring Portfolio dated January 29, 2016 (Filed on January 29, 2016; File No. 2-48227), as supplemented or amended to the date hereof.

                             FINANCIAL INFORMATION

      This Statement of Additional Information is accompanied by and incorporates by reference the documents referenced below, which contain historical financial information regarding the Acquired Fund and the Acquiring Fund.

      o The annual report to shareholders of the Portfolio dated August 31, 2015, which contains audited financial statements and the related independent registered public accounting firm's report for the Portfolio for its fiscal year ended August 31, 2015 (File No. 811-21673);

      o The semi-annual report to shareholders of the Portfolio dated February 29, 2016, which contains unaudited financial statements for the Portfolio for its semi-annual period ended February 29, 2016 (File No. 811-21673); and

      o The annual report to shareholders of the Acquiring Portfolio dated October 31, 2015, which contains audited financial statements and the related independent registered public accounting firm's report for the Acquiring Portfolio for its fiscal year ended October 31, 2015 (File No. 811-02383).

      The following represents the pro forma financial information. The pro forma Financial Statements give effect to the Acquisition of the assets and liabilities of the Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund pursuant to the Agreement and Plan of Acquisition and Liquidation.

Pro Forma Financial Statements
------------------------------

The most recent audited financial statements of the Acquiring Fund for the fiscal year ended October 31, 2015 and the Acquired Fund for the fiscal year ended August 31, 2015, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's reports, along with the Funds' audited financial statements, are included in each respective Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2015 and October 31, 2015, as applicable, each of which accompanies this SAI and is incorporated herein by reference. In addition, a copy of the Acquiring Fund's Annual Report for the fiscal year ended October 31, 2015 accompanies the Proxy Statement and Prospectus.

Shown below are Financial Statements for the Acquired Fund and Acquiring Fund and Pro Forma Financial Statements for the Combined Fund as of October 31, 2015, as though the Reorganization occurred as of that date. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of October 31, 2015, the unaudited pro forma condensed Statement of Operations for the twelve-month period ended October 31, 2015 and the unaudited pro forma condensed Portfolio of Investments as of October 31, 2015. These statements have been derived from the books and records utilized in calculating the daily NAVs for each Fund.

The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Following the Reorganization, AB Pooling High-Yield Portfolio will be the accounting survivor.

AB High Yield Portfolio has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Reorganization, AB High Yield Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes, if it is in the best interests of its shareholders.

Pro Forma Combined Condensed Statements of Assets and Liabilities
As of  October 31, 2015 (Unaudited)

                                                     AB Pooling        AB Bond
                                                   Portfolios -      Fund, Inc. -
                                                     AB High-          AB High
                                                      Yield            Yield                                 Pro-forma
                                                    Portfolio         Portfolio        Adjustments           Combined
                                                    ---------         ---------        -----------           --------
Assets

Investments in securities, at value
  Unaffiliated issuers (cost
  $327,810,814 and $18,621,809,
  respectively)                                  $ 310,036,950       $ 17,487,110     $            -         $ 327,524,060
Affiliated issuers (cost $2,365,667
  and $1,992,398, respectively)                      2,365,667          1,992,398                  -             4,358,065
Cash                                                 2,896,975                  -                  -             2,896,975
Cash collateral due from broker                      1,606,003                  -                  -             1,606,003
Foreign currencies, at value (cost
  $105,954 and $194, respectively)                     105,731                198                  -               105,929
Dividends and interest receivable                    5,351,911            294,915                  -             5,646,826
Cash collateral due from broker                              -            263,306                  -               263,306
Receivable from Adviser                                      -            114,967                  -               114,967
Receivable for capital stock sold                            -             70,123                  -                70,123
Receivable for investment securities
  sold and foreign currency transactions             1,053,329             53,852                  -             1,107,181
Unrealized appreciation on credit
  default swaps                                        964,030             12,345                  -               976,375
Upfront premium paid on credit default
  swaps                                                378,583             50,359                  -               428,942
Unrealized appreciation on total
  return swaps                                         221,229             18,414                  -               239,643
Unrealized appreciation of forward
  currency exchange contracts                           77,888              3,374                  -                81,262
Receivable for variation margin on
  exchange-traded derivatives                           14,601              2,922                  -                17,523
Receivable for shares of beneficial
  interest sold                                            757                  -                  -                   757
                                                 -----------------------------------------------------------------------------------
Total assets                                       325,073,654         20,364,283                  -           345,437,937
                                                 -----------------------------------------------------------------------------------

Liabilities

Options written, at value (premiums
  received $158,817 and $8,803,
  respectively)                                        100,190              5,356                  -               105,546
Swaptions written, at value (premiums
  received $9,279 and $594,
  respectively)                                          4,311                276                  -                 4,587
Payable reverse repurchase agreements                9,126,316                  -                  -             9,126,316
Payable for investment securities
  purchased and foreign currency
  transactions                                       4,900,339            321,050                  -             5,221,389
Unrealized depreciation on credit
  default swaps                                      1,162,238             18,430                  -             1,180,668
Upfront premium received on credit
  default swaps                                        974,602             23,911                  -               998,513
Payable for shares of beneficial
  interest redeemed                                    476,309                  -                  -               476,309
Unrealized depreciation of forward
  currency exchange contracts                          169,903              7,401                  -               177,304
Audit and tax fee payable                                    -            112,329                  -               112,329
Dividends payable                                            -             65,242                  -                65,242
Payable for variation margin on
  exchange-traded derivatives                           84,764                  -                  -                84,764
Payable for newly entered credit
  default swaps                                              -             12,856                  -                12,856
Administrative fee payable                              12,615                  -                  -                12,615
Unrealized depreciation on total
  return swaps                                           8,379                494                  -                 8,873
Transfer Agent fee payable                                   -              1,504                  -                 1,504
Offering expenses payable                                    -                975                  -                   975
Distribution fee payable                                     -                646                  -                   646
Payable for capital stock redeemed                           -                386                  -                   386
Accrued expenses and other liabilities                  79,289            110,055             42,905               232,249(a)
                                                 -----------------------------------------------------------------------------------
Total liabilities                                   17,099,255            680,911             42,905            17,823,071
                                                 -----------------------------------------------------------------------------------
Net Assets                                       $ 307,974,399       $ 19,683,372     $      (42,905)        $ 327,614,866
                                                 -----------------------------------------------------------------------------------

Composition of Net Assets

Capital stock, at par                            $           -       $      2,130     $            -         $       2,130
Additional paid-in capital                         337,887,419         21,109,059                  -           358,996,478
Undistributed net investment income                  5,397,991            122,320            (42,905)            5,477,406(a)
Accumulated net realized loss on
  investment and foreign currency
  transactions                                     (16,526,788)          (466,855)                 -           (16,993,643)
Net unrealized depreciation on
  investments and foreign currency
  denominated assets and liabilities               (18,784,223)        (1,083,282)                 -           (19,867,505)
                                                 -----------------------------------------------------------------------------------
Net Assets                                       $ 307,974,399       $ 19,683,372     $      (42,905)        $ 327,614,866
                                                 -----------------------------------------------------------------------------------
Shares of beneficial interest
  outstanding - unlimited shares
  authorized, without par value                     31,584,488                  -                  -                     -
                                                 -----------------------------------------------------------------------------------
Net Asset Value                                  $        9.75       $          -     $            -         $           -
                                                 -----------------------------------------------------------------------------------
Class A
-------
Net Assets                                       $           -       $  2,741,974     $            -         $   2,741,974
Shares Outstanding                                           -            296,847                  -               296,847
Net Asset Value                                  $           -       $       9.24*    $            -         $        9.24*

Class C
-------
Net Assets                                       $           -       $    119,137     $            -         $     119,137
Shares Outstanding                                           -             12,895                  -                12,895
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24

Class Advisor
-------------
Net Assets                                       $           -       $    250,840     $            -         $     250,840
Shares Outstanding                                           -             27,145                  -                27,145
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24

Class R
-------
Net Assets                                       $           -       $      9,242     $            -         $       9,242
Shares Outstanding                                           -              1,000                  -                 1,000
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24

Class K
-------
Net Assets                                       $           -       $      9,242     $            -         $       9,242
Shares Outstanding                                           -              1,000                  -                 1,000
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24

Class I
-------
Net Assets                                       $           -       $ 16,543,695     $            -         $  16,543,695
Shares Outstanding                                           -          1,790,331                  -             1,790,331
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24

Class Z
-------
Net Assets                                       $           -       $      9,242     $  307,931,494         $ 307,940,736
Shares Outstanding                                           -              1,000         33,325,919            33,326,919
Net Asset Value                                  $           -       $       9.24     $            -         $        9.24


(a)   Includes adjustment for estimated Acquisition costs of $42,905.

* The maximum offering price per share for Class A shares was $9.65 which reflects a sales charge of 4.25%.

Pro Forma Combining Condensed Statement of Operations
For The Twelve Month Period Ended October 31, 2015 (Unaudited)


                                                            AB Pooling          AB Bond
                                                           Portfolios -        Fund, Inc. -
                                                             AB High-            AB High
                                                              Yield              Yield                            Pro-forma
                                                            Portfolio           Portfolio        Adjustments*     Combined
                                                            ---------           ---------        ------------     --------
Investment Income

Interest                                                   $  21,587,488      $     905,606      $          -     $   22,493,094
Dividends
  Unaffiliated issuers                                           836,576             28,383                 -            864,959
  Affiliated issuers                                               7,267              1,484                 -              8,751
Other income                                                      36,215                250                 -             36,465
                                                           -------------------------------------------------------------------------
Total income                                                  22,467,546            935,723                 -         23,403,269
                                                           -------------------------------------------------------------------------
Expenses

Advisory fee                                                           -            108,212         1,757,477          1,865,689(a)
Distribution fee - Class A                                             -              1,225                 -              1,225
Distribution fee - Class C                                             -              1,026                 -              1,026
Distribution fee - Class R                                             -                 48                 -                 48
Distribution fee - Class K                                             -                 24                 -                 24
Transfer Agency - Class A                                              -              6,988                 -              6,988
Transfer Agency - Class C                                              -              3,459                 -              3,459
Transfer Agency - Class Advisor Class                                                                                      5,266
Transfer Agency - Class R                                              -                  6                 -                  6
Transfer Agency - Class K                                              -                  5                 -                  5
Transfer Agency - Class I                                              -              3,453                 -              3,453
Transfer Agency - Class Z                                              -                  2            61,586             61,588(b)
Custodian                                                        223,344             90,802          (117,014)           197,132(c)
Audit and tax                                                    135,455            117,822          (135,455)           117,822(d)
Amortization of offering expenses                                                                                        101,109
Legal                                                             33,106             41,306           (33,106)            41,306(e)
Administrative                                                    35,364             52,405           (35,364)            52,405(f)
Trustees' fees                                                    19,886             18,764           (19,886)            18,764(g)
Printing                                                           6,308             16,361            (3,153)            19,516(h)
Registration fees                                                  1,157             91,362            (1,157)            91,362(i)
Miscellaneous                                                      7,036             59,185            (7,036)            59,185(j)
                                                           -------------------------------------------------------------------------
Total expenses                                                   461,656            718,830         1,466,892          2,647,378

Less: expenses waived and reimbursed by the Adviser                    -           (572,066)          488,896           (123,170)(k)
                                                           -------------------------------------------------------------------------
Net expenses                                                     461,656            146,764         1,915,788          2,524,208
                                                           -------------------------------------------------------------------------
  Net investment income                                       22,005,890            788,959        (1,915,788)        20,879,061
                                                           -------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investment
  and Foreign Currency Transactions

Net realized gain (loss) on:
  Investment transactions                                     (4,153,902)          (471,531)                -         (4,625,433)
  Futures                                                        (73,630)            39,734                 -            (33,896)
  Options written                                                838,298             45,351                 -            883,649
  Swaptions written                                              522,357             35,475                 -            557,832
  Swaps                                                          (83,169)           (52,656)                -           (135,825)
  Foreign currency transactions                                1,187,649             61,832                 -          1,249,481
Net change in unrealized appreciation/depreciation of:
  Investments                                                (25,824,895)          (840,759)                -        (26,665,654)
  Futures                                                          3,563             (6,443)                -             (2,880)
  Options written                                                115,387              4,239                 -            119,626
  Swaptions written                                              (30,695)            (1,678)                -            (32,373)
  Swaps                                                         (536,574)            44,527                 -           (492,047)
  Foreign currency denominated assets and
   liabilities                                                  (507,946)           (15,489)                -           (523,435)
                                                           -------------------------------------------------------------------------
  Net loss on investment and foreign
  currency transactions                                      (28,543,557)        (1,157,398)                -        (29,700,955)
                                                           -------------------------------------------------------------------------
Net Decrease in Net Assets from
  Operations                                                $ (6,537,667)     $    (368,439)     $ (1,915,788)    $   (8,821,894)
                                                           -------------------------------------------------------------------------


(a) Advisory fee based on annual rate of .60% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Portfolio's average daily net assets. The adjustment reflects an increase in advisory fees as a result of the Reorganization.

(b) The adjustment reflects an increase in transfer agency fees as a result of the Reorganization.

(c) The adjustment reflects a decrease in custody fees as a result of the Reorganization.

(d) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's audit and tax fees as a result of the Reorganization.

(e) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's legal fees as a result of the Reorganization.

(f) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's administrative fees as a result of the Reorganization.

(g) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's trustees' fees as a result of the Reorganization.

(h) The adjustment reflects a decrease in printing fees as a result of the Reorganization.

(i) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's registration fees as a result of the Reorganization.

(j) The adjustment reflects the elimination of the Pooling High-Yield Portfolio's miscellaneous fees as a result of the Reorganization.

(k) The adjustment reflects a decrease in reimbursement as a result of the Reorganization.

* Does not reflect the estimated Reorganization costs of $42,905, which will be assumed by Pooling-High Yield prior to the Reorganization.

Portfolio Investments
as of
October 31, 2015
(unaudited)

                                      AB Pooling          AB           Pro-Forma      AB Pooling                         Pro-Forma
                                    Portfolio High-    High Yield       Combined     Portfolio High-     AB High          Combined
                                    Yield Portfolio     Portfolio       Portfolio    Yield Portfolio   Yield Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                        Amount          Amount          Amount
                                       Principal       Principal       Principal
                                       (000)            (000)           (000)         U.S. Value       U.S. Value       U.S. Value
------------------------------------------------------------------------------------------------------------------------------------
CORPORATES - NON-INVESTMENT
  GRADE - 77.0%
Industrial - 63.1%
Basic - 3.4%
AK Steel Corp. 7.625%,
  5/15/20-10/01/21             U.S.$     445               65           510            231,400          31,675             263,075
Aleris International,Inc.
  7.625%, 2/15/18                        221               13           234            206,635          12,155             218,790
  7.875%, 11/01/20                       193                9           202            181,420           8,460             189,880
ArcelorMittal
  5.125%, 6/01/20                        180               10           190            172,969           9,609             182,578
  6.125%, 6/01/18-6/01/25              1,427              100         1,527          1,416,956(a)       96,461           1,513,417
  6.25%, 3/01/21                         249               10           259            235,149           9,444             244,593
  7.00%, 2/25/22                           -               15            15                  -          14,213              14,213
  7.75%, 10/15/39                        448               42           490            381,920          35,805             417,725
Ashland, Inc.
  3.875%, 4/15/18                          -               19            19                  -          19,641              19,641
Axalta Coating Systems US
  Holdings, Inc./Axalta Coating
  Systems Dutch Holding B
  7.375%, 5/01/21 (b)                    275                -           275            290,813               -             290,813
Chemours Co. (The)
  7.00%, 5/15/25 (b)                      80                4            84             59,600           2,980              62,580
Cliffs Natural Resources, Inc.
  7.75%, 3/31/20(b)                      268               12           280            108,540           4,860             113,400
  8.25%, 3/31/20(b)                      323               17           340            289,085          15,215             304,300
Commercial Metals Co.
  6.50%, 7/15/17                         336               25           361            348,600          25,937             374,537
Consolidated Energy
  Finance SA
  6.75%, 10/15/19 (b)                    890                -           890            885,550               -             885,550
Emeco Pty Ltd.
  9.875%, 3/15/19 (b)                    481                -           481            270,563               -             270,563
FMG Resources (August 2006)
  Pty Ltd.
  6.875%, 4/01/22(b)                     240               25           265            171,600          17,875             189,475
  9.75%, 3/01/22(b)                      131               14           145            130,345(a)       13,930             144,275
Huntsman International LLC
  4.875%, 11/15/20                                         10            10                              9,407               9,407
  5.125%, 11/15/22 (b)                   167                -           167            155,310               -             155,310
INEOS Group Holdings SA
  6.125%, 8/15/18 (b)                    345                -           345            347,587               -             347,587
Jefferson Smurfit Corp./US
  8.25%, 10/01/49 (c)(d)                 630                -           630                315               -                 315
JMC Steel Group, Inc.
  8.25%, 3/15/18 (b)                     201               10           211            136,680(a)        6,800             143,480
Joseph T. Ryerson & Son, Inc.
  9.00%, 10/15/17                        387               18           405            337,658          15,705             353,363
Lundin Mining Corp.
  7.875%, 11/01/22 (b)                   236               13           249            236,543          13,030             249,573
Magnetation LLC/Mag
  Finance Corp.
  11.00%, 5/15/18 (e)(f)                 645               35           680            141,900           7,700             149,600
Momentive Performance
  Materials, Inc.
  3.88%, 10/24/21                        461               40           501            368,800          32,000             400,800
  8.875%, 10/15/20(d)(g)(h)              461               40           501                  0               0                   0
Novelis, Inc.
  8.375%, 12/15/17                       116               10           126            116,870          10,075             126,945
  8.75%, 12/15/20                        509               30           539            510,272          30,075             540,347
Peabody Energy Corp.
  6.00%, 11/15/18                      1,192               62         1,254            208,600          10,850             219,450
  10.00%, 3/15/22 (b)                    280               30           310             75,600           8,100              83,700
Smurfit Kappa
  Acquisitions
  4.875%, 9/15/18 (b)                    400                -           400            420,000               -             420,000
Smurfit Kappa Treasury
  Funding Ltd.
  7.50%, 11/20/25                          -               40            40                  -          48,800              48,800
Smurfit-Stone Container
  Enterprises, Inc.
  8.00%, 3/15/17 (c)(d)                  650                -           650                325               -                 325
Steel Dynamics, Inc.
  5.125%, 10/01/21                         -               15            15                  -          14,888              14,888
  6.125%, 8/15/19                        645               35           680            667,575          36,225             703,800
Teck Resources Ltd.
  4.50%, 1/15/21                         353               18           371            240,040          12,240             252,280
  5.40%, 2/01/43                          90                5            95             48,150           2,675              50,825
  6.25%, 7/15/41                          54                8            62             30,510           4,520              35,030
Thompson Creek Metals Co., Inc.
  7.375%, 6/01/18                        341                8           349            143,220           3,360             146,580
  9.75%, 12/01/17                        456               25           481            430,920          23,625             454,545
Univar USA, Inc.
  6.75%, 7/15/23 (b)                     320               14           334            316,800          13,860             330,660
WR Grace & Co.-Conn
  5.125%, 10/01/21 (b)                   211               12           223            219,440          12,480             231,920
                                                                               ----------------------------------------------------
                                                                                    10,534,260         634,675          11,168,935
                                                                               ----------------------------------------------------

Capital Goods - 5.1%
Abengoa Finance SAU
  7.75%, 2/01/20 (b)                     240                -           240            100,800               -             100,800
Accudyne Industries Borrower/
  Accudyne Industries LLC
  7.75%, 12/15/20 (b)                    328                -           328            284,540               -             284,540
Apex Tool Group LLC
  7.00%, 2/01/21 (b)                     368               20           388            296,240          16,100             312,340
Ardagh Finance
  Holdings SA
  8.625%, 6/15/19 (b)(i)                 414                -           414            433,419               -             433,419
Ardagh Packaging
  Finance PLC
  9.25%, 10/15/20 (b)          EUR       145                -           145            167,382               -             167,382
Ardagh Packaging Finance PLC
  /Ardagh Holdings USA, Inc.
  6.00%, 6/30/21 (b)           U.S.$     570              200           770            558,600         196,000             754,600
Berry Plastics Corp.
  5.125%, 7/15/23                        299                7           306            296,010           6,930             302,940
  5.50%, 5/15/22                           -               20            20                  -          20,600              20,600
  6.00%, 10/15/22(b)                     144                4           148            150,480           4,180             154,660
Beverage Packaging Holdings
 Luxembourg II SA/Beverage
Packaging Holdings II Issuer
  6.00%, 6/15/17 (b)                     171               10           181            171,855          10,050             181,905
Bombardier, Inc.
  6.00%, 10/15/22(b)                   1,135               35         1,170            873,950          26,950             900,900
  6.125%, 1/15/23(b)                     734               74           808            568,850          57,350             626,200
  7.45%, 5/01/34(b)                      564                -           564            391,980               -             391,980
  7.50%, 3/15/25(b)                      136               27           163            105,740          20,992             126,732
Building Materials
  Corp. of America
  6.00%, 10/15/25 (b)                    322               19           341            342,930          20,235             363,165
Clean Harbors, Inc.
  5.25%, 8/01/20                           -               18            18                  -          18,720              18,720
CNH Industrial
  Capital LLC
  3.625%, 4/15/18                        795               60           855            796,987(a)       60,150             857,137
EnerSys
  5.00%, 4/30/23 (b)                     210               10           220            213,150          10,150             223,300
EnPro Industries, Inc.
  5.875%, 9/15/22                        266               16           282            267,995          16,120             284,115
Gardner Denver, Inc.
  6.875%, 8/15/21 (b)                    213               28           241            184,245          24,220             208,465
HD Supply, Inc.
  7.50%, 7/15/20                           -               39            39                  -          41,535              41,535
  11.50%, 7/15/20                          -               15            15                  -          16,969              16,969
KLX, Inc.
  5.875%, 12/01/22 (b)                   238               40           278            242,909          40,825             283,734
Manitowoc Co., Inc. (The)
  5.875%, 10/15/22                        37                3            40             38,203           3,098              41,301
  8.50%, 11/01/20                        252               30           282            262,400          31,238             293,638
Masco Corp.
  7.125%, 3/15/20                          -               30            30                  -          34,875              34,875
Milacron LLC/Mcron
  Finance Corp.
  7.75%, 2/15/21 (b)                     308                -           308            315,700               -             315,700
Owens-Brockway Glass
  Container, Inc.
  5.875%, 8/15/23 (b)                     55                3            58             58,369           3,184              61,553
Owens-Illinois, Inc.
  7.80%, 5/15/18                         290               25           315            322,445          27,797             350,242
Pactiv LLC
  7.95%, 12/15/25                        597               31           628            577,597          29,992             607,589
Reynolds Group Issuer, Inc./
  Reynolds Group Issuer LLC/
  Reynolds Group Issuer Lu
  8.25%, 2/15/21                       1,309              100         1,409          1,359,724         103,875           1,463,599
  9.00%, 4/15/19                       1,110              100         1,210          1,134,975         102,250           1,237,225
  9.875%, 8/15/19                        400                -           400            421,000               -             421,000
Sealed Air Corp.
  5.25%, 4/01/23 (b)                       -               13            13                  -          13,585              13,585
  6.875%, 7/15/33 (b)                  1,181               75         1,256          1,204,620          76,500           1,281,120
SIG Combibloc
  Holdings SCA
  7.75%, 2/15/23 (b)           EUR       147                -           147            170,620               -             170,620
SPX FLOW, Inc.
  6.875%, 9/01/17              U.S.$     300               75           375            318,000          79,500             397,500
Summit Materials LLC/Summit
  Materials Finance Corp.
  10.50%, 1/31/20                        127                8           135            134,620           8,480             143,100
TransDigm, Inc.
  6.00%, 7/15/22                         530               30           560            535,300          30,300             565,600
  6.50%, 7/15/24                         481               20           501            489,417          20,350             509,767
United Rentals North
  America, Inc.
  5.50%, 7/15/25                         758               64           822            756,105          63,840             819,945
  5.75%, 11/15/24                        850               39           889            862,750          39,585             902,335
                                                                               ----------------------------------------------------
                                                                                    15,409,907       1,276,525          16,686,432
                                                                               ----------------------------------------------------

Communications - Media - 10.1%
Altice Financing SA
  6.625%, 2/15/23 (b)                  1,114                -         1,114          1,116,785               -           1,116,785
Altice US Finance II Corp.
  7.75%, 7/15/25 (b)                     408                -           408            392,700               -             392,700
Arqiva Broadcast Finance PLC
  9.50%, 3/31/20 (b)           GBP       555                -           555            929,382               -             929,382
CCO Holdings LLC/CCO Holdings
  Capital Corp.
  5.125%, 2/15/23              U.S.$     785               60           845            786,962          60,150             847,112
  5.375%, 5/01/25(b)                     640               42           682            633,600(a)       41,580             675,180
  5.75%, 1/15/24                           -                8             8                  -           8,120               8,120
  5.875%, 5/01/27(b)                     334               44           378            334,000          44,000             378,000
Cequel Communications
  Holdings I LLC/Cequel Capital
  Corp.
  5.125%, 12/15/21 (b)                   855               74           929            821,433          71,095             892,528
Clear Channel Worldwide
  Holdings, Inc.
  6.50%, 11/15/22                        525               35           560            540,750          36,487             577,237
  7.625%, 3/15/20                        100                6           106            101,500           6,225             107,725
  Series B
  6.50%, 11/15/22                        675                -           675            703,688               -             703,688
CSC Holdings LLC
  5.25%, 6/01/24                         362              140           502            318,375         123,129             441,504
  7.625%, 7/15/18                        559               24           583            593,239          25,470             618,709
  8.625%, 2/15/19                          -               35            35                  -          37,187              37,187
DISH DBS Corp.
  5.00%, 3/15/23                         550                -           550            508,750               -             508,750
  5.125%, 5/01/20                          -               30            30                  -          29,888              29,888
  5.875%, 11/15/24                     1,893               60         1,953          1,810,654          57,390           1,868,044
  6.75%, 6/01/21                           -              105           105                  -         108,412             108,412
Hughes Satellite Systems Corp.
  7.625%, 6/15/21                        965               50         1,015          1,051,850          54,500           1,106,350
iHeartCommunications, Inc.
  6.875%, 6/15/18                      1,231               70         1,301          1,058,660          60,200           1,118,860
  9.00%, 12/15/19-9/15/22              1,180               60         1,240            988,082          50,200           1,038,282
  10.00%, 1/15/18                        475                -           475            251,750               -             251,750
Intelsat Jackson Holdings SA
  5.50%, 8/01/23                       1,934               95         2,029          1,594,341          78,316           1,672,657
LGE HoldCo VI BV
  7.125%, 5/15/24 (b)          EUR       510                -           510            609,108               -             609,108
Mediacom Broadband LLC/
  Mediacom Broadband Corp.
  6.375%, 4/01/23              U.S.$     350               30           380            337,750          28,950             366,700
Neptune Finco Corp.
  6.625%, 10/15/25(b)                    620                -           620            654,875               -             654,875
  10.125%, 1/15/23(b)                    933                -           933            981,982               -             981,982
  10.875%, 10/15/25(b)                   700                -           700            747,250               -             747,250
Nexstar Broadcasting, Inc.
  6.875%, 11/15/20                         -               17            17                  -          17,574              17,574
Nielsen Co. Luxembourg
  SARL (The)
  5.50%, 10/01/21 (b)                      -               29            29                  -          30,051              30,051
Nielsen Finance
  LLC/Nielsen Finance Co.
  5.00%, 4/15/22 (b)                     705               35           740            716,456          35,569             752,025
Outfront Media Capital LLC/
  Outfront Media Capital Corp.
  5.625%, 2/15/24 (b)                      -               10            10                  -          10,406              10,406
Radio One, Inc.
  7.375%, 4/15/22(b)                     400               20           420            374,000          18,700             392,700
  9.25%, 2/15/20(b)                      511               26           537            421,575          21,450             443,025
RR Donnelley & Sons Co.
  7.25%, 5/15/18                           -               30            30                  -          32,138              32,138
  8.25%, 3/15/19                         390               20           410            436,800          22,400             459,200
Sinclair Television Group, Inc.
  5.375%, 4/01/21                          -               20            20                  -          20,050              20,050
  5.625%, 8/01/24(b)                   1,165               50         1,215          1,141,700          49,000           1,190,700
  6.125%, 10/01/22                       539               26           565            553,823          26,715             580,538
Sirius XM Radio, Inc.
  5.375%, 4/15/25(b)                     657               18           675            672,637          18,428             691,065
  6.00%, 7/15/24(b)                      595               47           642            628,201          49,623             677,824
Starz LLC/Starz Finance Corp.
  5.00%, 9/15/19                         315               55           370            322,127          56,244             378,371
TEGNA, Inc.
  4.875%, 9/15/21(b)                     455               35           490            450,450          34,650             485,100
  5.125%, 7/15/20                        170                5           175            177,225           5,213             182,438
  5.50%, 9/15/24(b)                      114                7           121            115,710           7,105             122,815
  6.375%, 10/15/23                        93                7           100            100,440           7,560             108,000
Time, Inc.
  5.75%, 4/15/22 (b)                     959               50         1,009            959,000          50,000           1,009,000
Townsquare Media, Inc.
  6.50%, 4/01/23 (b)                     346               19           365            332,160          18,240             350,400
Unitymedia GmbH
  6.125%, 1/15/25 (b)                    497                -           497            508,804               -             508,804
Unitymedia Hessen GmbH & Co.
  KG/Unitymedia NRW GmbH
  5.00%, 1/15/25(b)                      273                -           273            271,635               -             271,635
  5.50%, 1/15/23(b)                      580                -           580            596,124               -             596,124
Univision Communications, Inc.
  5.125%, 5/15/23-2/15/25(b)           1,914               98         2,012          1,881,622          96,697           1,978,319
  6.75%, 9/15/22(b)                        -               22            22                  -          23,238              23,238
UPCB Finance IV Ltd.
  5.375%, 1/15/25 (b)                    685                -           685            685,856               -             685,856
Videotron Ltd.
  5.00%, 7/15/22                         500               55           555            521,875          57,406             579,281
Virgin Media Finance PLC
  4.875%, 2/15/22                        208                -           208            189,800               -             189,800
  5.75%, 1/15/25(b)                      200                -           200            196,500               -             196,500
  6.00%, 10/15/24(b)                     982                -           982            989,365               -             989,365
Wave Holdco LLC/Wave
  Holdco Corp.
  8.25% (8.25% Cash or
  9.00% PIK), 7/15/19 (b)(i)             152                -           152            152,000               -             152,000
Ziggo Bond Finance BV
  5.875%, 1/15/25 (b)                    262                -           262            249,555               -             249,555
                                                                               ----------------------------------------------------
                                                                                    31,512,906       1,629,756          33,142,662
                                                                               ----------------------------------------------------

Communications -
  Telecommunications - 8.2%
Altice Luxembourg SA
  7.25%, 5/15/22(b)            EUR       520                -           520            554,664               -             554,664
  7.625%, 2/15/25(b)           U.S.$     220                -           220            201,850               -             201,850
  7.75%, 5/15/22(b)                      332                -           332            319,550               -             319,550
CenturyLink, Inc.
Series T
  5.80%, 3/15/22                         265               10           275            257,713           9,725             267,438
Series U
  7.65%, 3/15/42                           -               55            55                  -          47,025              47,025
Series W
  6.75%, 12/01/23                        335               27           362            332,454          26,795             359,249
Columbus International, Inc.
  7.375%, 3/30/21 (b)                    829                -           829            862,160               -             862,160
CommScope Technologies Finance LLC
  6.00%, 6/15/25 (b)                     162               23           185            164,430          23,345             187,775
CommScope, Inc.
  5.50%, 6/15/24 (b)                     293               14           307            290,070          13,860             303,930
Communications Sales & Leasing,
  Inc./CSL Capital LLC
  6.00%, 4/15/23(b)                      388               40           428            376,360          38,800             415,160
  8.25%, 10/15/23                        656               31           687            606,472          28,659             635,131
Frontier Communications Corp.
  6.25%, 9/15/21                         655               34           689            584,915          30,362             615,277
  7.125%, 3/15/19-1/15/23                812               43           855            767,480          40,822             808,302
  7.625%, 4/15/24                        579               35           614            518,205          31,325             549,530
  7.875%, 1/15/27                        127               10           137            107,950           8,500             116,450
  8.125%, 10/01/18                                         15            15                             15,825              15,825
  9.00%, 8/15/31                         360               10           370            325,620           9,045             334,665
  10.50%, 9/15/22(b)                      92                7            99             95,450           7,263             102,713
  11.00%, 9/15/25(b)                   1,176               79         1,255          1,232,589          82,801           1,315,390
Level 3 Financing, Inc.
  5.375%, 1/15/24(b)                     262               24           286            265,275          24,300             289,575
  7.00%, 6/01/20                         800               40           840            848,000          42,400             890,400
Numericable-SFR SA
  6.00%, 5/15/22(b)                      883                -           883            885,207               -             885,207
  6.25%, 5/15/24(b)                      783                -           783            783,000               -             783,000
Sable International
  Finance Ltd.
  6.875%, 8/01/22 (b)                    344                -           344            350,020               -             350,020
SBA Communications Corp.
  5.625%, 10/01/19                         -               20            20                  -          20,900              20,900
Sprint Capital Corp.
  6.875%, 11/15/28                        95                5           100             78,850           4,150              83,000
  8.75%, 3/15/32                       1,310               45         1,355          1,179,000          40,500           1,219,500
Sprint Communications, Inc.
  6.00%, 11/15/22                        425               40           465            363,158          34,180             397,338
  9.00%, 11/15/18(b)                     945               85         1,030          1,038,905          93,446           1,132,351
Sprint Corp.
  7.125%, 6/15/24                        360               10           370            316,125           8,781             324,906
  7.25%, 9/15/21                         520               30           550            477,750          27,562             505,312
  7.625%, 2/15/25                      1,502              122         1,624          1,333,025         108,275           1,441,300
  7.875%, 9/15/23                      1,583               85         1,668          1,464,275          78,625           1,542,900
T-Mobile USA, Inc.
  6.25%, 4/01/21                         900               50           950            929,160          51,620             980,780
  6.375%, 3/01/25                      1,300               85         1,385          1,303,250          85,212           1,388,462
  6.50%, 1/15/24                         715                -           715            725,725               -             725,725
  6.542%, 4/28/20                          -              102           102                  -         104,550             104,550
Telecom Italia Capital SA
  6.375%, 11/15/33                     1,050              110         1,160          1,015,098         106,344           1,121,442
  7.20%, 7/18/36                         330                8           338            339,900           8,240             348,140
  7.721%, 6/04/38                        360                -           360            383,400               -             383,400
WaveDivision Escrow LLC/
  WaveDivision Escrow Corp.
  8.125%, 9/01/20 (b)                      -               10            10                  -           9,725               9,725
Wind Acquisition Finance SA
  4.75%, 7/15/20(b)                      380                -           380            386,650               -             386,650
  6.50%, 4/30/20(b)                      510                -           510            538,050               -             538,050
  7.375%, 4/23/21(b)                   1,383                -         1,383          1,393,372               -           1,393,372
Windstream Services LLC
  6.375%, 8/01/23                        460               21           481            364,550          16,643             381,193
  7.50%, 4/01/23                         340               30           370            283,900          25,050             308,950
Zayo Group LLC/Zayo
  Capital, Inc.
  6.00%, 4/01/23(b)                      779               42           821            794,191          42,819             837,010
  6.375%, 5/15/25(b)                     118               15           133            119,475          15,188             134,663
                                                                               ----------------------------------------------------
                                                                                    25,557,243       1,362,662          26,919,905
                                                                               ----------------------------------------------------


Consumer Cyclical -
  Automotive - 2.1%
Affinia Group, Inc.
  7.75%, 5/01/21                         579               30           609            600,713          31,125             631,838
Banque PSA Finance SA
  4.375%, 4/04/16 (b)                      -               30            30                  -          30,320              30,320
Commercial Vehicle Group, Inc.
  7.875%, 4/15/19                        401               50           451            407,015          50,750             457,765
Dana Holding Corp.
  5.375%, 9/15/21                          -               29            29                  -          29,580              29,580
Exide Technologies Series AI
  7.00%, 4/30/25(c)(d)(i)(j)             978                -           978            749,482               -             749,482
  11.00%, 4/30/20(g) (i)               1,326                -         1,326          1,080,961               -           1,080,961
Gates Global LLC/Gates
  Global Co.
  6.00%, 7/15/22 (b)                     700               58           758            561,750          46,545             608,295
LKQ Corp.
  4.75%, 5/15/23                       1,084               55         1,139          1,065,030          54,038           1,119,068
Schaeffler Holding Finance BV
  6.875%, 8/15/18 (b) (i)      EUR       544                -           544            620,643               -             620,643
Titan International, Inc.
  6.875%, 10/01/20             U.S.$     360               20           380            304,200          16,900             321,100
ZF North America Capital, Inc.
  4.00%, 4/29/20(b)                      332                -           332            335,320               -             335,320
  4.75%, 4/29/25(b)                      781                -           781            766,356               -             766,356
                                                                              ----------------------------------------------------
                                                                                     6,491,470         259,258           6,750,728
                                                                              ----------------------------------------------------
Consumer Cyclical -
  Entertainment - 0.4%
AMC Entertainment, Inc.
  5.75%, 6/15/25                          324              17           341            326,430          17,127             343,557
Carlson Travel Holdings, Inc.
  7.50% (7.50% Cash or
  8.25% PIK), 8/15/19 (b) (i)             304               -           304            305,520               -             305,520
Regal Entertainment Group
  5.75%, 3/15/22-6/15/23                  645              35           680            657,513          35,650             693,163
Royal Caribbean Cruises Ltd.
  7.25%, 3/15/18                            -              15            15                  -          16,425              16,425
                                                                              ----------------------------------------------------
                                                                                     1,289,463          69,202           1,358,665
                                                                              ----------------------------------------------------
Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
  5.75%, 6/15/19                         350               20           370            336,875          19,250             356,125
Boyd Gaming Corp.
  9.00%, 7/01/20                         870               50           920            937,425          53,875             991,300
Caesars Entertainment
  Operating Co., Inc.
  9.00%, 2/15/20(e)                      145                5           150            116,725           4,025             120,750
  10.00%, 12/15/18(e)                    825                -           825            243,375               -             243,375
Caesars Entertainment Resort
  Properties LLC/Caesars
  Entertainment Resort Prope
  8.00%, 10/01/20                        350               20           370            347,375          19,850             367,225
Caesars Growth Properties
  Holdings LLC/Caesars Growth
  Properties Finance, Inc.
  9.375%, 5/01/22                        380               20           400            314,450          16,550             331,000
CalAtlantic Group, Inc.
  5.875%, 11/15/24                       100                -           100            105,000               -             105,000
  6.625%, 5/01/20                        335               20           355            371,012          22,150             393,162
  8.375%, 5/15/18                        300               15           315            345,000          17,250             362,250
DR Horton, Inc.
  4.00%, 2/15/20                         500                -           500            515,000               -             515,000
  6.50%, 4/15/16                           -               60            60                  -          61,050              61,050
Eldorado Resorts, Inc.
  7.00%, 8/01/23 (b)                     229               16           245            231,863          16,200             248,063
GLP Capital LP / GLP
  Financing II, Inc.
  5.375%, 11/01/23                         -               25            25                  -          25,241              25,241
International Game
  Technology PLC
  6.25%, 2/15/22(b)                      558                -           558            544,050               -             544,050
  6.50%, 2/15/25(b)                      450                -           450            423,000               -             423,000
  7.50%, 6/15/19                           -               80            80                  -          85,800              85,800
Isle of Capri Casinos, Inc.
  5.875%, 3/15/21                          -                9             9                  -           9,473               9,473
K. Hovnanian Enterprises, Inc.
  5.00%, 11/01/21                        448               28           476            313,600          19,600             333,200
KB Home
  4.75%, 5/15/19                         290               15           305            285,185          14,751             299,936
  7.00%, 12/15/21                          -               10            10                  -          10,125              10,125
  8.00%, 3/15/20                           -               20            20                  -          21,750              21,750
Lennar Corp.
  Series B
  6.50%, 4/15/16                           -               50            50                  -          50,875              50,875
M/I Homes, Inc.
  8.625%, 11/15/18                       790               40           830            806,787          40,850             847,637
MDC Holdings, Inc.
  5.50%, 1/15/24                          54                8            62             55,080           8,160              63,240
  6.00%, 1/15/43                         306                7           313            247,860           8,910             256,770
Meritage Homes Corp.
  6.00%, 6/01/25                         636               63           699            651,900          64,575             716,475
  7.00%, 4/01/22                          45                4            49             49,275           4,380              53,655
NAI Entertainment Holdings/NAI
  Entertainment Holdings
  Finance Corp.
  5.00%, 8/01/18 (b)                       -               25            25                  -          25,812              25,812
PulteGroup, Inc.
  6.00%, 2/15/35                         555               30           585            550,837          29,775             580,612
  6.375%, 5/15/33                         86               10            96             88,666          10,310              98,976
  7.875%, 6/15/32                         31                4            35             35,883           4,630              40,513
Scientific Games
  International, Inc.
  7.00%, 1/01/22 (b)                     306               18           324            307,530          18,090             325,620
Shea Homes LP/Shea Homes
  Funding Corp.
  5.875%, 4/01/23(b)                      81                4            85             84,746           4,185              88,931
  6.125%, 4/01/25(b)                     624               42           666            653,640          43,995             697,635
Studio City Finance Ltd.
  8.50%, 12/01/20 (b)                    325                -           325            325,813               -             325,813
Taylor Morrison Communities,
  Inc./Monarch Communities, Inc.
  5.625%, 3/01/24(b)                     525               50           575            517,125          49,250             566,375
  5.875%, 4/15/23(b)                     253               14           267            255,530          14,140             269,670
Toll Brothers Finance Corp.
  4.00%, 12/31/18                        157               10           167            163,280          10,400             173,680
Wynn Las Vegas LLC/Wynn Las
  Vegas Capital Corp.
  5.375%, 3/15/22                         36                5            41             35,640           4,950              40,590
  5.50%, 3/01/25(b)                      228               13           241            213,989          12,201             226,190
Wynn Macau Ltd.
  5.25%, 10/15/21 (b)                    200                -           200            183,000(a)            -             183,000
                                                                               ----------------------------------------------------
                                                                                    10,656,516         822,428          11,478,944
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Restaurants - 0.4%
1011778 BC ULC/New Red
  Finance, Inc.
  4.625%, 1/15/22(b)                       -               16            16                  -          16,240              16,240
  6.00%, 4/01/22 (b)                     414               22           436            433,147          23,017             456,164
Pizzaexpress Financing 1 PLC
  8.625%, 8/01/22 (b)          GBP       103                -           103            167,367               -             167,367
Pizzaexpress Financing 2 PLC
  6.625%, 8/01/21 (b)                    107                -           107            171,522               -             171,522
Stonegate Pub Co.
  Financing PLC
  5.75%, 4/15/19 (b)                     330                -           330            511,439               -             511,439
                                                                               ----------------------------------------------------
                                                                                     1,283,475          39,257           1,322,732
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Retailers - 2.6%
American Tire
  Distributors, Inc.
  10.25%, 3/01/22 (b)          U.S.$     695               50           745            701,950          50,500             752,450
Argos Merger Sub, Inc.
  7.125%, 3/15/23 (b)                    830               65           895            873,575          68,412             941,987
Asbury Automotive Group, Inc.
  6.00%, 12/15/24 (b)                      -               13            13                  -          13,748              13,748
Brighthouse Group PLC
  7.875%, 5/15/18 (b)          GBP       330                -           330            476,585               -             476,585
Cash America
  International, Inc.
  5.75%, 5/15/18               U.S.$     544               67           611            548,080          67,502             615,582
CST Brands, Inc.
  5.00%, 5/01/23                           -               28            28                  -          28,280              28,280
Dollar Tree, Inc.
  5.75%, 3/01/23 (b)                     734               48           782            773,452          50,580             824,032
Group 1 Automotive, Inc.
  5.00%, 6/01/22                         410               30           440            414,100          30,300             444,400
L Brands, Inc.
  6.875%, 11/01/35(b)                    370               30           400            384,338          31,163             415,501
  8.50%, 6/15/19                         820               50           870            967,600          59,000           1,026,600
Levi Strauss & Co.
  5.00%, 5/01/25                         613               19           632            620,663          19,238             639,901
  6.875%, 5/01/22                                          15            15                             16,444              16,444
Neiman Marcus Group Ltd. LLC
  8.75% (8.75% Cash or
  9.50% PIK), 10/15/21 (b)(i)            347               23           370            360,429          23,890             384,319
Party City Holdings, Inc.
  6.125%, 8/15/23 (b)                    302               17           319            311,060          17,510             328,570
Rite Aid Corp.
  6.125%, 4/01/23 (b)                  1,276               77         1,353          1,374,890          82,967           1,457,857
Serta Simmons Bedding LLC
  8.125%, 10/01/20 (b)                     -               15            15                  -          15,844              15,844
Sonic Automotive, Inc.
  5.00%, 5/15/23                           -               45            45                  -          43,762              43,762
Wolverine World Wide, Inc.
  6.125%, 10/15/20                         -               10            10                  -          10,500              10,500
                                                                               ----------------------------------------------------
                                                                                     7,806,722         629,640           8,436,362
                                                                               ----------------------------------------------------
Consumer Non-Cyclical - 11.9%
Air Medical Merger Sub Corp.
  6.375%, 5/15/23 (b)                    570               30           600            518,700          27,300             546,000
Alere, Inc.
  6.375%, 7/01/23 (b)                     76                7            83             79,040           7,280              86,320
AMAG Pharmaceuticals, Inc.
  7.875%, 9/01/23 (b)                    162                8           170            151,065           7,460             158,525
Amsurg Corp.
  5.625%, 7/15/22                        408               20           428            400,860          19,650             420,510
BI-LO LLC/BI-LO Finance Corp.
  8.625% (8.625% Cash or 9.375%
  PIK), 9/15/18(b) (i)                   729               39           768            667,035          35,685             702,720
  9.25%, 2/15/19(b)                      330               20           350            339,075          20,550             359,625
Boparan Finance PLC
  5.25%, 7/15/19(b)            GBP       121                -           121            178,140               -             178,140
  5.50%, 7/15/21(b)                      225                -           225            315,642               -             315,642
Capsugel SA
  7.00% (7.00% Cash or
  7.75% PIK), 5/15/19 (b)(i)   U.S.$     725               36           761            730,438          36,270             766,708
Care UK Health &
  Social Care PLC
  5.579%, 7/15/19 (b)(k)       GBP       233                -           233            330,637               -             330,637
Cerberus Nightingale 1 SARL
  8.25%, 2/01/20(b)            EUR       520                -           520            580,395               -             580,395
CHS/Community Health
  Systems, Inc.
  6.875%, 2/01/22              U.S.$   2,168              129         2,297          2,184,260(a)      129,967           2,314,227
Concordia Healthcare Corp.
  7.00%, 4/15/23(b)                       60                2            62             52,200           1,740              53,940
  9.50%, 10/21/22(b)                     204               13           217            199,920          12,740             212,660
Constellation Brands, Inc.
  3.75%, 5/01/21                         840                -           840            858,900               -             858,900
  4.25%, 5/01/23                           -               20            20                  -          20,475              20,475
  7.25%, 5/15/17                           -               40            40                  -          43,300              43,300
DaVita HealthCare
  Partners, Inc.
  5.00%, 5/01/25                         698               48           746            692,903          47,650             740,553
Endo Finance LLC
  5.75%, 1/15/22 (b)                     225              120           345            219,938         117,300             337,238
Endo Finance LLC/Endo
  Finco, Inc.
  7.75%, 1/15/22 (b)                      93                -            93             96,488               -              96,488
Endo Ltd./Endo Finance
  LLC/Endo Finco, Inc.
  6.00%, 7/15/23(b)                      647                -           647            647,000(a)            -             647,000
  6.00%, 2/01/25(b)                      803                -           803            796,977               -             796,977
Envision Healthcare Corp.
  5.125%, 7/01/22 (b)                    553               42           595            536,410          40,740             577,150
Ephios Bondco PLC
  6.25%, 7/01/22 (b)           EUR       264                -           264            303,372               -             303,372
First Quality Finance
  Co., Inc.
  4.625%, 5/15/21 (b)          U.S.$   1,535               30         1,565          1,423,712          27,825           1,451,537
Galaxy Bidco Ltd.
  6.375%, 11/15/20(b)          GBP       215                -           215            343,044               -             343,044
Grifols Worldwide
  Operations Ltd.
  5.25%, 4/01/22               U.S.$     270                -           270            279,450               -             279,450
HCA, Inc.
  4.25%, 10/15/19                      2,317              153         2,470          2,386,394         157,582           2,543,976
  5.375%, 2/01/25                        467               49           516            479,259          50,286             529,545
  6.50%, 2/15/20                       1,545               80         1,625          1,728,469          89,500           1,817,969
Hill-Rom Holdings, Inc.
  5.75%, 9/01/23 (b)                      75                6            81             76,500           6,120              82,620
Holding Medi-Partenaires SAS
  7.00%, 5/15/20 (b)           EUR       735                -           735            862,541               -             862,541
Horizon Pharma
  Financing, Inc.
  6.625%, 5/01/23 (b)          U.S.$     714                -           714            617,610               -             617,610
HRG Group, Inc.
  7.875%, 7/15/19(b)                     254               13           267            269,558          13,780             283,338
  7.875%, 7/15/19                        508               48           556            539,115          50,940             590,055
Immucor, Inc.
  11.125%, 8/15/19                       300               20           320            307,500          20,500             328,000
Jaguar Holding Co. II/
  Pharmaceutical Product
  Development LLC
  6.375%, 8/01/23 (b)                    233               13           246            233,291          13,016             246,307
Kindred Healthcare, Inc.
  8.00%, 1/15/20                         350               55           405            364,000          57,062             421,062
Kinetic Concepts, Inc./KCI
  USA, Inc.
  10.50%, 11/01/18                     1,015               50         1,065          1,071,738          52,795           1,124,533
Mallinckrodt International
  Finance SA
  3.50%, 4/15/18                         262               11           273            253,813          10,656             264,469
Mallinckrodt International
  Finance SA/Mallinckrodt CB LLC
  4.875%, 4/15/20(b)                       -               10            10                  -           9,588               9,588
  5.50%, 4/15/25(b)                      354               18           372            322,030          16,374             338,404
  5.625%, 10/15/23(b)                    330               23           353            311,438          21,706             333,144
  5.75%, 8/01/22(b)                      339               18           357            322,260          17,111             339,371
MPH Acquisition Holdings LLC
  6.625%, 4/01/22 (b)                    185               10           195            188,700          10,200             198,900
Post Holdings, Inc.
  7.375%, 2/15/22                        752               60           812            792,307          63,216             855,523
  7.75%, 3/15/24(b)                      267               18           285            284,355          19,170             303,525
  8.00%, 7/15/25(b)                      244               29           273            264,740          31,465             296,205
PRA Holdings, Inc.
  9.50%, 10/01/23 (b)                    540               30           570            608,850          33,825             642,675
Priory Group No 3 PLC
  7.00%, 2/15/18(b)            GBP       282                -           282            447,050               -             447,050
Quintiles
  Transnational Corp.
  4.875%, 5/15/23 (b)          U.S.$     337               18           355            346,476          18,506             364,982
R&R Ice Cream PLC
  5.50%, 5/15/20 (b)           GBP       358                -           358            566,380               -             566,380
RSI Home Products, Inc.
  6.50%, 3/15/23 (b)           U.S.$     916               34           950            945,770          35,105             980,875
Smithfield Foods, Inc.
  5.25%, 8/01/18 (b)                     660               25           685            669,900          25,375             695,275
  5.875%, 8/01/21(b)                       -               30            30                  -          31,500              31,500
  6.625%, 8/15/22                          -               20            20                  -          21,400              21,400
Spectrum Brands, Inc.
  5.75%, 7/15/25(b)                      276               15           291            294,285          15,994             310,279
  6.125%, 12/15/24(b)                    122                7           129            131,455           7,543             138,998
  6.375%, 11/15/20                         -               30            30                  -          32,025              32,025
  6.625%, 11/15/22                         -               20            20                  -          21,850              21,850
Sterigenics-Nordion
  Holdings LLC
  6.50%, 5/15/23 (b)                      75                5            80             75,469           5,031              80,500
Sun Products Corp. (The)
  7.75%, 3/15/21 (b)                     548               26           574            513,750          30,938             544,688
Tenet Healthcare Corp.
  4.50%, 4/01/21                           -               25            25                  -          25,000              25,000
  5.50%, 3/01/19                         450                            450            443,250               -             443,250
  6.75%, 6/15/23                           -               14            14                  -          13,895              13,895
  6.875%, 11/15/31                     1,343               72         1,415          1,208,700          64,800           1,273,500
  8.00%, 8/01/20                       1,040               60         1,100          1,076,400          62,100           1,138,500
  8.125%, 4/01/22                        446               23           469            471,645          24,323             495,968
Valeant Pharmaceuticals
  International, Inc.
  5.50%, 3/01/23(b)                      697               30           727            585,480          25,200             610,680
  5.875%, 5/15/23(b)                   1,189               57         1,246          1,004,705          48,165           1,052,870
  6.125%, 4/15/25(b)                   2,812              202         3,014          2,365,595         170,690           2,536,285
  6.75%, 8/15/18(b)                      390               25           415            376,389          24,128             400,517
Voyage Care Bondco PLC
  6.50%, 8/01/18 (b)           GBP       100                -           100            157,243               -             157,243
                                                                               ----------------------------------------------------
                                                                                    36,890,011       2,044,392          38,934,403
                                                                               ----------------------------------------------------
Energy - 8.4%
American Energy-Permian Basin
  LLC/AEPB Finance Corp.
  7.125%, 11/01/20 (b)         U.S.$     235               10           245            126,313           5,375             131,688
Antero Resources Corp.
  5.125%, 12/01/22                       830               55           885            744,925          49,362             794,287
  5.375%, 11/01/21                       205               10           215            188,600           9,200             197,800
  5.625%, 6/01/23(b)                     218               10           228            200,560           9,200             209,760
Approach Resources, Inc.
  7.00%, 6/15/21                         190               10           200            106,400           5,600             112,000
Baytex Energy Corp.
  5.625%, 6/01/24 (b)                    360               20           380            297,000          16,500             313,500
Berry Petroleum Co. LLC
  6.375%, 9/15/22                        624               34           658            224,640          12,240             236,880
Bonanza Creek Energy, Inc.
  5.75%, 2/01/23                          34                3            37             22,780           2,010              24,790
  6.75%, 4/15/21                         103                3           106             74,160           2,160              76,320
BreitBurn Energy Partners
  LP/BreitBurn Finance Corp.
  7.875%, 4/15/22                        447               19           466            167,625           7,125             174,750
California Resources Corp.
  5.00%, 1/15/20                         401               19           420            291,727          13,823             305,550
  5.50%, 9/15/21                         286                -           286            196,625               -             196,625
  6.00%, 11/15/24                        114               24           138             77,520          16,320              93,840
Carrizo Oil & Gas, Inc.
  7.50%, 9/15/20                          48               25            73             47,880          24,937              72,817
Chaparral Energy, Inc.
  7.625%, 11/15/22                       393               21           414            129,690           6,930             136,620
CHC Helicopter SA
  9.25%, 10/15/20                        611               41           652            348,327          23,085             371,412
Chesapeake Energy Corp.
  2.50%, 5/15/37(j)                      376               19           395            321,480          16,245             337,725
  3.571%, 4/15/19(k)                     247               15           262            159,315           9,675             168,990
  4.875%, 4/15/22                        249               20           269            154,380          12,400             166,780
  6.875%, 11/15/20                       877               35           912            594,167          23,712             617,879
  7.25%, 12/15/18                         53                6            59             42,665           4,830              47,495
Cobalt International
  Energy, Inc.
  2.625%, 12/01/19 (j)                   430               24           454            309,600          17,280             326,880
Concho Resources, Inc.
  5.50%, 4/01/23                         550               30           580            552,750          30,150             582,900
Crestwood Midstream Partners
  LP/Crestwood Midstream
  Finance Corp.
  6.25%, 4/01/23 (b)                     290               16           306            246,500          13,600             260,100
DCP Midstream
  Operating LP
  3.875%, 3/15/23                        253               13           266            214,256          11,009             225,265
  5.60%, 4/01/44                         285               16           301            221,239          12,420             233,659
Denbury Resources, Inc.
  4.625%, 7/15/23                      1,330               77         1,407            887,775          51,397             939,172
  5.50%, 5/01/22                         212               18           230            148,400          12,600             161,000
Diamondback Energy, Inc.
  7.625%, 10/01/21                         -                8             8                  -           8,520               8,520
Energy Transfer Equity LP
  5.875%, 1/15/24                        406               41           447            393,323          39,720             433,043
  7.50%, 10/15/20                          -               16            16                  -          17,203              17,203
Energy XXI Gulf Coast, Inc.
  6.875%, 3/15/24                        660               35           695            128,700           6,825             135,525
  7.75%, 6/15/19                         135               10           145             27,675           2,050              29,725
  11.00%, 3/15/20(b)                     244               13           257            128,100           6,825             134,925
EP Energy LLC/Everest
  Acquisition Finance, Inc.
  7.75%, 9/01/22                         265               20           285            204,050          15,400             219,450
  9.375%, 5/01/20                        312                7           319            271,440           6,090             277,530
EXCO Resources, Inc.
  7.50%, 9/15/18                         115                5           120             31,625           1,375              33,000
  8.50%, 4/15/22                         125                7           132             28,750           1,610              30,360
Global Partners LP/GLP
  Finance Corp.
  6.25%, 7/15/22                         950               50         1,000            874,000          46,000             920,000
  7.00%, 6/15/23                         125                7           132            117,500           6,580             124,080
Gulfport Energy Corp.
  6.625%, 5/01/23                        345               18           363            315,675          16,470             332,145
Halcon Resources Corp.
  8.875%, 5/15/21                        277               17           294             92,968           5,706              98,674
  9.75%, 7/15/20                         138                8           146             46,920           2,720              49,640
Hornbeck Offshore
  Services, Inc.
  5.875%, 4/01/20                        543               30           573            442,545          24,150             466,695
Jones Energy Holdings LLC/
  Jones Energy Finance Corp.
  6.75%, 4/01/22                         399               19           418            320,197          15,247             335,444
Jupiter Resources, Inc.
  8.50%, 10/01/22 (b)                    542               24           566            281,840          12,480             294,320
Laredo Petroleum, Inc.
  7.375%, 5/01/22                         89               19           108             87,888          18,762             106,650
Legacy Reserves LP/Legacy
  Reserves Finance Corp.
  6.625%, 12/01/21                       584               30           614            385,440          19,800             405,240
  8.00%, 12/01/20                        205               10           215            145,550           7,100             152,650
Linn Energy LLC/Linn Energy
  Finance Corp.
  6.25%, 11/01/19                      1,098               52         1,150            258,030          12,220             270,250
MarkWest Energy Partners LP/
  MarkWest Energy Finance Corp.
  4.875%, 12/01/24-6/01/25             1,220               65         1,285          1,140,700          60,950           1,201,650
Memorial Resource Development
  Corp.
  5.875%, 7/01/22                        359               20           379            338,357          18,850             357,207
Midstates Petroleum Co., Inc./
  Midstates Petroleum Co. LLC
  9.25%, 6/01/21                         365               20           385             65,700           3,600              69,300
Newfield Exploration Co.
  5.375%, 1/01/26                        400               20           420            380,000          19,000             399,000
  5.625%, 7/01/24                        239               16           255            236,610          15,840             252,450
Northern Blizzard
  Resources, Inc.
  7.25%, 2/01/22 (b)                     726               38           764            595,320          31,160             626,480
Oasis Petroleum, Inc.
  6.875%, 3/15/22                        377               20           397            321,392          17,050             338,442
Offshore Group Investment Ltd.
  7.50%, 11/01/19                        483               30           513            141,881           8,813             150,694
Pacific Drilling SA
  5.375%, 6/01/20 (b)                    441                -           441            234,833               -             234,833
Paragon Offshore PLC
  6.75%, 7/15/22(b)                      266                -           266             40,565               -              40,565
  7.25%, 8/15/24(b)                      873               60           933            133,133           9,150             142,283
PHI, Inc.
  5.25%, 3/15/19                         723               45           768            643,922          39,825             683,747
Precision Drilling Corp.
  6.50%, 12/15/21                        299               20           319            260,130          17,400             277,530
QEP Resources, Inc.
  5.375%, 10/01/22                     1,095               60         1,155            985,500          54,000           1,039,500
Range Resources Corp.
  4.875%, 5/15/25 (b)                    585               27           612            523,575          24,165             547,740
Sabine Oil & Gas Corp.
  7.25%, 6/15/19 (e)                     415               20           435             58,100           2,800              60,900
Sabine Pass Liquefaction LLC
  5.625%, 2/01/21(l)                   1,000                -         1,000            992,500               -             992,500
  5.625%, 3/01/25(b)                     275               92           367            263,656          88,205             351,861
  5.75%, 5/15/24                         571              100           671            551,015          96,500             647,515
  6.25%, 3/15/22                         565                -           565            560,762               -             560,762
SandRidge Energy, Inc.
  7.50%, 2/15/23                         315               15           330             73,238           3,488              76,726
Seven Generations Energy Ltd.
  6.75%, 5/01/23(b)                       93                7           100             84,630           6,370              91,000
  8.25%, 5/15/20(b)                      554               30           584            537,380          29,100             566,480
SM Energy Co.
  5.00%, 1/15/24                         150               20           170            134,625          17,950             152,575
  5.625%, 6/01/25                        342               25           367            311,220          22,750             333,970
  6.50%, 1/01/23                         239                -           239            235,510               -             235,510
Southern Star Central Corp.
  5.125%, 7/15/22 (b)                    380               20           400            368,600          19,400             388,000
Swift Energy Co.
  7.875%, 3/01/22                        315               15           330             81,113           3,863              84,976
Targa Resources Partners LP/
  Targa Resources Partners
  Finance Corp.
  4.25%, 11/15/23                      1,075               55         1,130            940,625          48,125             988,750
  6.75%, 3/15/24(b)                      160               10           170            157,400           9,838             167,238
Tervita Corp.
  8.00%, 11/15/18(b)                     346               15           361            254,310          11,025             265,335
  10.875%, 2/15/18(b)                    332               20           352            166,000          10,000             176,000
Transocean, Inc.
  6.80%, 3/15/38                         855               45           900            542,925          28,575             571,500
Triangle USA Petroleum Corp.
  6.75%, 7/15/22 (b)                     425               20           445            199,750           9,400             209,150
Vanguard Natural Resources
  LLC/VNR Finance Corp.
  7.875%, 4/01/20                        215               10           225            128,731           5,988             134,719
W&T Offshore, Inc.
  8.50%, 6/15/19                         290               15           305            130,500           6,750             137,250
Whiting Petroleum Corp.
  1.25%, 4/01/20(b)(j)                   295               17           312            259,784          14,971             274,755
  5.75%, 3/15/21                         205               17           222            190,394          15,789             206,183
  6.25%, 4/01/23                         707               36           743            657,510          33,480             690,990
WPX Energy, Inc.
  6.00%, 1/15/22                         280               15           295            246,400          13,200             259,600
  8.25%, 8/01/23                         170               10           180            159,800           9,400             169,200
                                                                               ----------------------------------------------------
                                                                                    26,007,611       1,538,808          27,546,419
                                                                               ----------------------------------------------------
Other Industrial - 1.2%
Algeco Scotsman Global
  Finance PLC
  8.50%, 10/15/18(b)                     244                -           244            212,890               -             212,890
  10.75%, 10/15/19(b)                    745                -           745            409,750               -             409,750
B456 Systems, Inc.
  3.75%, 4/15/16 (c)(h)(j)               270                -           270             11,475               -              11,475
Belden, Inc.
  5.50%, 4/15/23 (b)           EUR       290                -           290            319,281               -             319,281
General Cable Corp.
  4.50%, 11/15/29(j)(m)        U.S.$     319               17           336            217,917          11,613             229,530
  5.75%, 10/01/22                        387               20           407            333,788          17,250             351,038
Laureate Education, Inc.
  9.25%, 9/01/19 (b)                       -               55            55                  -          43,725              43,725
  10.00%, 9/01/19 (b)                    982                -           982            780,690               -             780,690
Modular Space Corp.
  10.25%, 1/31/19 (b)                    420               23           443            250,950          13,743             264,693
New Enterprise Stone &
  Lime Co., Inc.
  11.00%, 9/01/18                        537               30           567            456,450          25,500             481,950
  13.00% (7.00% Cash and 6.00%
  PIK), 3/15/18(i)                       402               22           424            417,687          22,949             440,636
Safway Group Holding LLC/
  Safway Finance Corp.
  7.00%, 5/15/18 (b)                     422               17           439            433,605          17,467             451,072
                                                                               ----------------------------------------------------
                                                                                     3,844,483         152,247           3,996,730
                                                                               ----------------------------------------------------
Services - 0.5%
ADT Corp. (The)
  2.25%, 7/15/17                           -               15            15                  -          14,925              14,925
  4.125%, 4/15/19                        446               20           466            456,035(a)       20,450             476,485
  6.25%, 10/15/21                        270               20           290            291,600          21,600             313,200
Cerved Group SpA
  8.00%, 1/15/21 (b)           EUR       135                -           135            158,280               -             158,280
Geo Debt Finance SCA
  7.50%, 8/01/18 (b)                     180                -           180            187,051               -             187,051
IHS, Inc.
  5.00%, 11/01/22              U.S.$     237               30           267            239,370          30,300             269,670
Mobile Mini, Inc.
  7.875%, 12/01/20                       309               20           329            321,360          20,800             342,160
                                                                               ----------------------------------------------------
                                                                                     1,653,696         108,075           1,761,771
                                                                               ----------------------------------------------------
Technology - 4.6%
Alcatel-Lucent USA, Inc.
  8.875%, 1/01/20 (b)                    651                -           651            703,894               -             703,894
Avaya, Inc.
  7.00%, 4/01/19(b)                      180               41           221            146,250          33,313             179,563
  10.50%, 3/01/21(b)                     767               30           797            297,213          11,625             308,838
Blackboard, Inc.
  7.75%, 11/15/19 (b)                    155               10           165            133,300           8,600             141,900
BMC Software Finance, Inc.
  8.125%, 7/15/21 (b)                    715               35           750            553,231          27,081             580,312
Brightstar Corp.
  9.50%, 12/01/16 (b)                    883               60           943            887,592          60,312             947,904
CDW LLC/CDW Finance Corp.
  5.00%, 9/01/23                         258               13           271            267,675          13,488             281,163
  5.50%, 12/01/24                        577               49           626            604,407          51,327             655,734
Ceridian HCM Holding, Inc.
  11.00%, 3/15/21 (b)                    325               15           340            286,000          13,200             299,200
CommScope Holding Co., Inc.
  6.625% (6.625% Cash or 7.375%
  PIK), 6/01/20 (b)(i)                   170               10           180            176,800          10,400             187,200
Dell, Inc.
  5.875%, 6/15/19                        540               35           575            558,819          36,220             595,039
  6.50%, 4/15/38                         610               36           646            516,975          30,510             547,485
Energizer Holdings, Inc.
  5.50%, 6/15/25 (b)                     223               12           235            227,460          12,240             239,700
Ensemble S Merger Sub, Inc.
  9.00%, 9/30/23 (b)                     221               14           235            221,553          14,035             235,588
First Data Corp.
  7.00%, 12/01/23(b)                   2,140              160         2,300          2,177,450         162,800           2,340,250
  11.75%, 8/15/21                        358               30           388            408,120          34,200             442,320
  12.625%, 1/15/21                       817               45           862            936,486          51,581             988,067
Goodman Networks, Inc.
  12.125%, 7/01/18                       775                -           775            271,250               -             271,250
Infor Software Parent LLC/
  Infor Software Parent, Inc.
  7.125% (7.125% Cash or 7.875%
  PIK), 5/01/21 (b)(i)                   319               20           339            276,133          17,312             293,445
Infor US, Inc.
  5.75%, 8/15/20(b)                      208               27           235            212,160          27,540             239,700
  6.50%, 5/15/22(b)                      850               50           900            805,375          47,375             852,750
Micron Technology, Inc.
  5.50%, 2/01/25                       1,369               71         1,440          1,303,972          67,627           1,371,599
MSCI, Inc.
  5.25%, 11/15/24(b)                     338               32           370            355,745          33,680             389,425
  5.75%, 8/15/25(b)                      166                8           174            175,047           8,436             183,483
Nokia Oyj
  5.375%, 5/15/19                          -               15            15                  -          16,031              16,031
NXP BV/NXP Funding LLC
  3.75%, 6/01/18 (b)                     515                -           515            516,287               -             516,287
Open Text Corp.
  5.625%, 1/15/23 (b)                    130                7           137            131,300           7,070             138,370
Sabre GLBL, Inc.
  5.375%, 4/15/23 (b)                    159                9           168            161,385           9,135             170,520
Sanmina Corp.
  4.375%, 6/01/19 (b)                    666               32           698            679,320          32,640             711,960
Sensata Technologies BV
  4.875%, 10/15/23 (b)                     -               50            50                  -          48,938              48,938
SunGard Data Systems, Inc.
  7.625%, 11/15/20                         -               40            40                  -          41,704              41,704
                                                                               ----------------------------------------------------
                                                                                    13,991,199         928,420          14,919,619
                                                                               ----------------------------------------------------
Transportation -
  Airlines - 0.1%
Air Canada
  6.75%, 10/01/19(b)                       -               15            15                  -          15,900              15,900
  8.75%, 4/01/20 (b)                     292               20           312            319,010          21,850             340,860
                                                                               ----------------------------------------------------
                                                                                       319,010          37,750             356,760
                                                                               ----------------------------------------------------
Transportation -
  Services - 0.6%
Avis Budget Car Rental
  LLC/Avis Budget Finance, Inc.
  5.25%, 3/15/25 (b)                       -               40            40                  -          39,850              39,850
CEVA Group PLC
  9.00%, 9/01/21 (b)                     150                -           150            128,250               -             128,250
Con-way, Inc.
  6.70%, 5/01/34                         335               21           356            222,535          15,279             237,814
Hertz Corp. (The)
  5.875%, 10/15/20                     1,051               65         1,116          1,087,785          67,275           1,155,060
XPO Logistics, Inc.
  6.50%, 6/15/22 (b)                     555               16           571            495,337          11,602             506,939
                                                                               ----------------------------------------------------
                                                                                     1,933,907         134,006           2,067,913
                                                                               ----------------------------------------------------
                                                                                   195,181,879      11,667,101         206,848,980
                                                                               ----------------------------------------------------
Financial Institutions - 10.7%
Banking - 5.8%
ABN AMRO Bank NV
  4.31%, 3/10/16 (n)           EUR       980               50         1,030          1,080,351          55,120           1,135,471
Ally Financial, Inc.
  4.125%, 3/30/20              U.S.$   1,255               85         1,340          1,295,787          87,762           1,383,549
  8.00%, 12/31/18-11/01/31             1,340               86         1,426          1,545,525         102,885           1,648,410
Baggot Securities Ltd.
  10.24%, 11/30/15 (b) (n)     EUR       169                -           169            187,699               -             187,699
Bank of America Corp.
  Series AA
  6.10%, 3/17/25(n)            U.S.$     206                9           215            208,318           9,081             217,399
  Series X
  6.25%, 9/05/24(n)                        -               50            50                  -          50,703              50,703
  Series Z
  6.50%, 10/23/24(n)                     251               11           262            262,298          11,495             273,793
Bank of Ireland
  10.00%, 7/30/16 (b)          EUR       304              100           404            351,045         115,475             466,520
Barclays Bank PLC
  6.86%, 6/15/32(b) (n)        U.S.$      75               30           105             85,875          34,350             120,225
  7.625%, 11/21/22                       200                -           200            228,375               -             228,375
BBVA International Preferred
  SAU
  1.613%, 12/22/15(k) (n)      EUR        79                -            79             84,681               -              84,681
  4.952%, 9/20/16(b) (n)                 550               50           600            603,900          54,900             658,800
BNP Paribas SA
  7.375%, 8/19/25 (b) (n)      U.S.$     625                -           625            646,875               -             646,875
Citigroup, Inc.
  5.95%, 1/30/23 (n)                     538               46           584            533,965          45,655             579,620
Commerzbank AG
  8.125%, 9/19/23 (b)                    342                -           342            396,009               -             396,009
Countrywide Capital III
  Series B
  8.05%, 6/15/27                         600                -           600            747,775               -             747,775
Credit Agricole SA
  7.589%, 1/30/20(n)           GBP       450               50           500            752,686          83,632             836,318
  7.875%, 1/23/24(b) (n)       U.S.$     587                -           587            601,675               -             601,675
Credit Suisse Group AG
  7.50%, 12/11/23 (b) (n)                882                -           882            930,510               -             930,510
Danske Bank A/S
  5.684%, 2/15/17 (n)          GBP       330                -           330            516,359               -             516,359
Equiniti Newco 2 PLC
  7.125%, 12/15/18 (b)                   320                -           320            505,373               -             505,373
HBOS Capital Funding LP
  4.939%, 5/23/16 (n)          EUR       217                -           217            241,010               -             241,010
HT1 Funding GmbH
  6.352%, 6/30/17 (n)                    825               40           865            907,212          43,986             951,198
ING Groep NV
  6.00%, 4/16/20(n)            U.S.$     219                -           219            218,726               -             218,726
  6.50%, 4/16/25(n)                      234                -           234            228,150               -             228,150
LBG Capital No.1 PLC
  8.00%, 6/15/20 (b) (n)                 148                -           148            166,500               -             166,500
Lloyds Bank PLC
  4.385%, 5/12/17 (n)                      -               50            50                  -          56,632              56,632
Lloyds Banking Group PLC
  6.413%, 10/01/35(b) (n)                517                -           517            576,455               -             576,455
  6.657%, 5/21/37(b) (n)                 152               35           187            170,240          39,200             209,440
  7.50%, 6/27/24(n)                      234                -           234            248,625               -             248,625
RBS Capital Trust C
  4.243%, 1/12/16 (k) (n)      EUR     1,325               35         1,360          1,449,367          38,285           1,487,652
Royal Bank of Scotland Group
  PLC
  Series U
  7.64%, 9/30/17 (n)           U.S.$     800              100           900            835,600         104,450             940,050
Societe Generale SA
  5.922%, 4/05/17(b) (n)                 432                -           432            440,372               -             440,372
  8.00%, 9/29/25(b) (n)                  308                -           308            312,348               -             312,348
Zions Bancorporation
  5.65%, 11/15/23                        145               10           155            150,256          10,363             160,619
  5.80%, 6/15/23(n)                      350               20           370            346,500          19,800             366,300
                                                                               ----------------------------------------------------
                                                                                    17,856,442         963,774          18,820,216
                                                                               ----------------------------------------------------

Brokerage - 0.1%
E*TRADE Financial Corp.
  5.375%, 11/15/22                         -               15            15                  -          16,038              16,038
Lehman Brothers Holdings, Inc.
  5.625%, 1/24/13 (h) (o)              5,500                -         5,500            415,250               -             415,250
                                                                               ----------------------------------------------------
                                                                                       415,250          16,038             431,288
                                                                               ----------------------------------------------------
Finance - 3.7%
AerCap Aviation Solutions BV
  6.375%, 5/30/17                        300                -           300            312,750               -             312,750
Artsonig Pty Ltd.
  11.50% (11.50% Cash or 12.00%
  PIK), 4/01/19 (b) (i)                  448               24           472             33,632           1,789              35,421
CIT Group, Inc.
  3.875%, 2/19/19                          -               20            20                  -          20,300              20,300
  5.25%, 3/15/18                           -               95            95                  -          99,631              99,631
  5.50%, 2/15/19 (b)                   2,296               30         2,326          2,436,630          31,837           2,468,467
Creditcorp
  12.00%, 7/15/18 (b)                    355               20           375            260,925          14,700             275,625
Enova International, Inc.
  9.75%, 6/01/21                         720               40           760            610,200          33,900             644,100
International Lease Finance
  Corp.
  5.875%, 4/01/19                      1,200               70         1,270          1,287,516          75,105           1,362,621
  8.25%, 12/15/20                        635               90           725            758,825         107,550             866,375
  8.75%, 3/15/17                         143               20           163            154,261          21,575             175,836
  8.875%, 9/01/17                        687               40           727            762,570          44,400             806,970
Molycorp, Inc.
  3.25%, 6/15/16 (e) (j)                 385                            385              2,406                               2,406
Navient Corp.
  4.625%, 9/25/17                        470               20           490            475,264          20,224             495,488
  4.875%, 6/17/19                        965               50         1,015            933,638          48,375             982,013
  5.00%, 10/26/20                        500               30           530            468,125          28,088             496,213
  5.875%, 10/25/24                        20                -            20             17,850               -              17,850
  6.125%, 3/25/24                         35                -            35             31,588               -              31,588
  7.25%, 1/25/22                          37               35            72             36,445          34,475              70,920
  8.00%, 3/25/20                       1,885               80         1,965          1,998,100(a)       84,800           2,082,900
TMX Finance LLC/TitleMax
  Finance Corp.
  8.50%, 9/15/18 (b)                     997               60         1,057            782,645          47,100             829,745
                                                                               ----------------------------------------------------
                                                                                    11,363,370         713,849          12,077,219
                                                                               ----------------------------------------------------
Insurance - 0.6%
American Equity Investment
  Life Holding Co.
  6.625%, 7/15/21                          -               30            30                  -          31,800              31,800
Genworth Holdings, Inc.
  4.80%, 2/15/24                           -               30            30                  -          21,900              21,900
HUB International Ltd.
  7.875%, 10/01/21 (b)                   464               30           494            462,840          29,925             492,765
Liberty Mutual Group, Inc.
  7.80%, 3/15/37 (b)                     715               40           755            838,337          46,900             885,237
Wayne Merger Sub LLC
  8.25%, 8/01/23 (b)                     457               20           477            454,144          27,825             481,969
                                                                               ----------------------------------------------------
                                                                                     1,755,321         158,350           1,913,671
                                                                               ----------------------------------------------------
Other Finance - 0.4%
ACE Cash Express, Inc.
  11.00%, 2/01/19 (b)                    146               10           156             48,180           3,300              51,480
CNG Holdings, Inc.
  9.375%, 5/15/20 (b)                    325               13           338            164,531           6,581             171,112
iPayment, Inc.
  9.50%, 12/15/19(b)                      17                6            23             17,267           6,331              23,598
Series AI
  9.50%, 12/15/19                        710                9           719            732,758           9,563             742,321
Speedy Group Holdings Corp.
  12.00%, 11/15/17 (b)                   519               30           549            373,680          21,600             395,280
                                                                               ----------------------------------------------------
                                                                                     1,336,416          47,375           1,383,791
                                                                               ----------------------------------------------------
REITS - 0.1%
FelCor Lodging LP
  6.00%, 6/01/25                         294               15           309            304,290          15,525             319,815
                                                                               ----------------------------------------------------
                                                                                    33,031,089       1,914,911          34,946,000
                                                                               ----------------------------------------------------
Utility - 3.2%
Electric - 3.2%
AES Corp./VA
  4.875%, 5/15/23                        628               20           648            582,470          18,550             601,020
  7.375%, 7/01/21                        965               74         1,039          1,027,725          78,810           1,106,535
Calpine Corp.
  5.50%, 2/01/24                         270               15           285            256,500          14,250             270,750
  5.75%, 1/15/25                       1,360               60         1,420          1,288,600          56,850           1,345,450
  7.875%, 1/15/23(b)                     213               41           254            228,709          44,024             272,733
DPL, Inc.
  6.75%, 10/01/19                        250               20           270            256,250          20,500             276,750
Dynegy, Inc.
  5.875%, 6/01/23                          -               26            26                  -          24,310              24,310
  6.75%, 11/01/19                        845               45           890            842,887          44,887             887,774
  7.375%, 11/01/22                       615               35           650            616,537          35,087             651,624
  7.625%, 11/01/24                        85                -            85             85,213               -              85,213
FirstEnergy Corp.
  Series A
  2.75%, 3/15/18                           -               20            20                  -          20,042              20,042
  Series B
  4.25%, 3/15/23                           -               29            29                  -          29,312              29,312
  Series C
  7.375%, 11/15/31                       482               20           502            575,187          23,867             599,054
GenOn Energy, Inc.
  7.875%, 6/15/17                        465               29           494            431,287          26,898             458,185
NRG Energy, Inc.
  6.25%, 7/15/22                         135                6           141            124,200           5,520             129,720
  7.625%, 1/15/18                          -               25            25                  -          26,188              26,188
  7.875%, 5/15/21                        716               40           756            712,420          39,800             752,220
  Series WI
  6.25%, 5/01/24                       1,253               44         1,297          1,121,435          39,380           1,160,815
Talen Energy Supply LLC
  4.60%, 12/15/21                        726               37           763            623,108          31,756             654,864
  6.50%, 5/01/18                         170               10           180            172,975          10,175             183,150
TerraForm Power Operating LLC
  6.125%, 6/15/25 (b)                    390               20           410            351,000          18,000             369,000
Texas Competitive Electric
  Holdings Co. LLC/TCEH
Finance, Inc.
  11.50%, 10/01/20 (b) (p)               761                -           761            256,838               -             256,838
Viridian Group FundCo II Ltd.
  7.50%, 3/01/20 (b)           EUR       314                -           314            343,995               -             343,995
                                                                               ----------------------------------------------------
                                                                                     9,897,336         608,206          10,505,542
                                                                               ----------------------------------------------------
Total Corporates - Non-                                                            238,110,304      14,190,218         252,300,522
  Investment Grade                                                             ----------------------------------------------------
  (cost $269,220,281)

CORPORATES - INVESTMENT GRADE -
  5.8%
Financial Institutions - 3.7%
Banking - 2.0%
BPCE SA
  5.70%, 10/22/23 (b)          U.S.$     682                -           682            730,146               -             730,146
Cooperatieve Centrale
  Raiffeisen-Boerenleenbank
  BA/Netherlands
  8.40%, 6/29/17 (b) (n)                 330                -           330            357,324               -             357,324
HSBC Capital Funding LP/Jersey
  10.176%, 6/30/30(b) (n)                674               35           709          1,011,261          52,850           1,064,111
JPMorgan Chase & Co.
  Series Q
  5.15%, 5/01/23(n)                      473               35           508            455,262          33,687             488,949
  Series R
  6.00%, 8/01/23(n)                      336               20           356            340,872          20,290             361,162
  Series S
  6.75%, 2/01/24(n)                      157                7           164            169,168           7,543             176,711
Nationwide Building Society
  6.00%, 12/15/16 (n)          GBP       839               40           879          1,306,336          62,281           1,368,617
Nordea Bank AB
  6.125%, 9/23/24 (b) (n)      U.S.$     464                -           464            458,200               -             458,200
Santander UK PLC
  5.00%, 11/07/23 (b)                    500                -           500            521,460               -             521,460
Standard Chartered PLC
  5.20%, 1/26/24 (b)                     549                -           549            574,583(a)            -             574,583
  6.409%, 1/30/17                          -              100           100                  -         101,000             101,000
Wells Fargo & Co.
  Series S
  5.90%, 6/15/24 (n)                     127               55           182            129,858          56,237             186,095
                                                                               ----------------------------------------------------
                                                                                     6,054,470         333,888           6,388,358
                                                                               ----------------------------------------------------
Brokerage - 0.1%
GFI Group, Inc.
  8.625%, 7/19/18 (m)                    374               19           393            405,790          20,615             426,405
                                                                               ----------------------------------------------------
Finance - 0.3%
General Electric Capital Corp.
  Series A
  7.125%, 6/15/22(n)                     400                -           400            470,000               -             470,000
  Series B
  6.25%, 12/15/22(n)                     400                -           400            445,840               -             445,840
HSBC Finance Capital Trust IX
  5.911%, 11/30/35                       200                -           200            200,200               -             200,200
                                                                               ----------------------------------------------------
                                                                                     1,116,040               -           1,116,040
                                                                               ----------------------------------------------------
Insurance - 1.1%
MetLife Capital Trust IV
  7.875%, 12/15/37 (b)                   750                -           750            930,000               -             930,000
MetLife, Inc.
  Series C
  5.25%, 6/15/20 (n)                     159               49           208            160,490          49,459             209,949
Mitsui Sumitomo Insurance Co.,
  Ltd.
  7.00%, 3/15/72 (b)                     489               50           539            568,286          58,107             626,393
Nationwide Mutual Insurance Co.
  9.375%, 8/15/39 (b)                    325               20           345            491,310          30,235             521,545
Progressive Corp. (The)
  6.70%, 6/15/37                         500               25           525            502,500          25,125             527,625
Prudential Financial, Inc.
  5.625%, 6/15/43                        756               40           796            791,154          41,860             833,014
XLIT Ltd.
  5.50%, 3/31/45                           -               12            12                  -          11,511              11,511
                                                                               ----------------------------------------------------
                                                                                     3,443,740         216,297           3,660,037
                                                                               ----------------------------------------------------
REITS - 0.2%
DDR Corp.
  7.875%, 9/01/20                          -               40            40                  -          48,486              48,486
EPR Properties
  7.75%, 7/15/20                         417               55           472            489,807          64,603             554,410
Senior Housing Properties
  Trust
  6.75%, 12/15/21                          -               30            30                  -          33,270              33,270
                                                                               ----------------------------------------------------
                                                                                       489,807         146,359             636,166
                                                                               ----------------------------------------------------
Industrial - 1.7%                                                                   11,509,847         717,159          12,227,006
                                                                               ----------------------------------------------------
Basic - 0.2%
Freeport-McMoRan, Inc.
  2.375%, 3/15/18                        525               25           550            480,375          22,875             503,250
  5.45%, 3/15/43                          29                3            32             20,699           2,141              22,840
Glencore Funding LLC
  2.125%, 4/16/18 (b)                     16                3            19             13,960           2,618              16,578
                                                                               ----------------------------------------------------
                                                                                       515,034          27,634             542,668
                                                                               ----------------------------------------------------
Communications - Media - 0.3%
CCO Safari II LLC
  4.908%, 7/23/25(b)                     345               20           365            350,686          20,329             371,015
  6.484%, 10/23/45(b)                    510               25           535            528,866(a)       25,925             554,791
                                                                               ----------------------------------------------------
                                                                                       879,552          46,254             925,806
                                                                               ----------------------------------------------------
Communications -
  Telecommunications - 0.5%
Embarq Corp.
  7.995%, 6/01/36                        272               30           302            286,110          31,556             317,666
Qwest Corp.
  6.75%, 12/01/21                        600               15           615            644,700          16,118             660,818
  6.875%, 9/15/33                        612                -           612            607,236               -             607,236
                                                                               ----------------------------------------------------
                                                                                     1,538,046          47,674           1,585,720
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Automotive -  0.1%
Volkswagen Group of America
  Finance LLC
  2.45%, 11/20/19 (b)                    400                -           400            382,532               -             382,532
                                                                               ----------------------------------------------------

Consumer Cyclical -
  Other - 0.0%
Seminole Tribe of Florida, Inc.
  6.535%, 10/01/20 (b)                    94                -            94             99,640               -              99,640
                                                                               ----------------------------------------------------

Consumer Non-Cyclical - 0.0%
Forest Laboratories LLC
  5.00%, 12/15/21 (b)                      -               10            10                  -          10,808              10,808
                                                                               ----------------------------------------------------

Energy - 0.6%
Cimarex Energy Co.
  4.375%, 6/01/24                        215                5           220            213,861           4,973             218,834
Enterprise Products Operating LLC
  Series A
  8.375%, 8/01/66                          -               14            14                  -          13,755              13,755
Kinder Morgan Finance Co. LLC
  5.70%, 1/05/16                           -               29            29                  -          29,216              29,216
Kinder Morgan, Inc./DE
  5.55%, 6/01/45                         146                -           146            122,910               -             122,910
  Series G
  7.75%, 1/15/32                         148                -           148            149,794               -             149,794
  7.80%, 8/01/31                         169               10           179            171,225          10,132             181,357
Noble Energy, Inc.
  5.875%, 6/01/24                        611               30           641            613,531          30,124             643,655
Regency Energy Partners LP/
  Regency Energy Finance Corp.
  4.50%, 11/01/23                         19                5            24             17,438           4,589              22,027
  5.00%, 10/01/22                        346               27           373            336,259          26,240             362,499
  5.50%, 4/15/23                         357               12           369            346,219          11,638             357,857
                                                                               ----------------------------------------------------
                                                                                     1,971,237         130,667           2,101,904
                                                                               ----------------------------------------------------
                                                                                     5,386,041         263,037           5,649,078
                                                                               ----------------------------------------------------
Utility - 0.4%
Electric - 0.3%
EDP Finance BV
  6.00%, 2/02/18 (b)                     480                -           480            510,240               -             510,240
PPL Capital Funding, Inc.
  Series A
  6.70%, 3/30/67                         375               20           395            316,875          16,900             333,775
                                                                               ----------------------------------------------------
                                                                                       827,115          16,900             844,015
                                                                               ----------------------------------------------------
Natural Gas - 0.1%
Empresa de Energia de Bogota
  SA ESP
  6.125%, 11/10/21 (b)                   350                -           350            367,676               -             367,676
                                                                               ----------------------------------------------------
                                                                                     1,194,791          16,900           1,211,691
                                                                               ----------------------------------------------------
Total Corporates - Investment                                                       18,090,679         997,096          19,087,775
Grade (cost $18,605,116)                                                        ---------------------------------------------------

BANK LOANS - 4.4%
Industrial - 3.5%
Basic - 0.5%
FMG Resources (August 2006)
Pty LTD (FMG America
  Finance, Inc.)
  3.75%, 6/30/19(k)                      587               20           607            495,362          16,836             512,198
Ineos US Finance LLC
  4.25%, 3/31/22(k)                      522               25           547            514,276          24,489             538,765
Magnetation LLC
  12.00%, 3/07/16(c)(d)(i)               711               38           749            634,557          33,544             668,101
                                                                               ----------------------------------------------------
                                                                                     1,644,195          74,869           1,719,064
                                                                               ----------------------------------------------------
Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
  4.25%, 7/24/20(k)                      516                -           516            515,993               -             515,993
                                                                               ----------------------------------------------------

Communications - Media - 0.3%
Advantage Sales & Marketing, Inc.
  7.50%, 7/25/22(k)                      311                -           311            286,030               -             286,030
TWCC Holding Corp.
  7.00%, 6/26/20(k)                      525                -           525            523,850               -             523,850
                                                                             ----------------------------------------------------
                                                                          -            809,880               -             809,880
                                                                             ----------------------------------------------------
Consumer Cyclical -
  Automotive - 0.2%
CS Intermediate Holdco 2 LLC
  4.00%, 4/04/21(k)                      331                -           331            328,020               -             328,020
Navistar, Inc.
  6.50%, 8/07/20(k)                      420                -           420            394,800               -             394,800
                                                                               ----------------------------------------------------
                                                                                       722,820                             722,820
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Entertainment - 0.1%
NCL Corporation Ltd.
(aka Norwegian Cruise Lines)
  4.00%, 11/19/21(k)                      69                4            73             69,301           3,850              73,151
Station Casinos LLC
  4.25%, 3/02/20(k)                      340                -           340            339,848               -             339,848
                                                                               ----------------------------------------------------
                                                                                       409,149           3,850             412,999
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Other - 0.3%
CityCenter Holdings LLC
  4.25%, 10/16/20(k)                     909                -           909            909,720               -             909,720
La Quinta Intermediate
  Holdings L.L.C.
  3.75%, 4/14/21(k)                      183                -           183            181,193               -             181,193
                                                                               ----------------------------------------------------
                                                                          -          1,090,913               -           1,090,913
                                                                               ----------------------------------------------------
Consumer Cyclical -
  Retailers - 0.3%
Dollar Tree, Inc.
  3.50%, 7/06/22(k)                       18                -            18             17,875               -              17,875
Harbor Freight Tools USA, Inc.
  4.75%, 7/26/19(k)                      464                -           464            465,070               -             465,070
J. Crew Group, Inc.
  4.00%, 3/05/21(k)                      219               16           235            160,798          11,641             172,439
Men's Wearhouse, Inc. (The)
  5.00%, 6/18/21                         141                7           148            141,246           7,264             148,510
Michaels Stores, Inc.
  4.00%, 1/28/20(k)                      173                -           173            173,101               -             173,101
                                                                               ----------------------------------------------------
                                                                                       958,090          18,905             976,995
                                                                               ----------------------------------------------------
Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
  4.25%, 2/11/22(k)                       26                -            26             26,053               -              26,053
Air Medical Group Holdings, Inc.
  4.50%, 4/28/22(k)                      236               13           249            231,747          13,056             244,803
Concordia Healthcare Corp.
  10/20/21(q)                            231               14           245            221,568          13,428             234,996
Grifols Worldwide Operations
  Limited
  3.19%, 2/27/21(k)                      197               10           207            196,535           9,852             206,387
Ortho-Clinical Diagnostics
  Holdings Luxembourg S.A.r.l.
  4.75%, 6/30/21(k)                      179                9           188            175,815           9,279             185,094
Pharmedium Healthcare Corp.
  7.75%, 1/28/22(k)                      780               40           820            781,623          40,083             821,706
                                                                               ----------------------------------------------------
                                                                                     1,633,341          85,698           1,719,039
                                                                               ----------------------------------------------------
Other Industrial - 0.5%
Atkore International, Inc.
  7.75%, 10/09/21(k)                     490               25           515            427,525          21,812             449,337
Gardner Denver, Inc.
  4.25%, 7/30/20(k)                      294                -           294            275,390               -             275,390
Gates Global LLC
  4.25%, 7/06/21(k)                      203                -           203            189,795               -             189,795
Travelport Finance
  (Luxembourg) S.A  r.l.
  5.75%, 9/02/21(k)                      419               23           442            414,930          23,052             437,982
Unifrax Holding Co.
  4.50%, 11/28/18(k)           EUR       242                -           242            264,513               -             264,513
                                                                             ----------------------------------------------------
                                                                                     1,572,153          44,864           1,617,017
                                                                             ----------------------------------------------------
Technology - 0.4%
Avaya, Inc.
  4.82%, 10/26/17(k)           U.S.$     257                -           257            214,642               -             214,642
  6.50%, 3/31/18(k)                       46                -            46             37,846               -              37,846
BMC Software Finance, Inc.
  5.00%, 9/10/20(k)                      364               20           384            327,294          17,934             345,228
First Data Corporation
  3.70%, 3/23/18(k)                      350                -           350            347,126               -             347,126
Smart Modular Technologies
  (Global), Inc.
  8.25%, 8/26/17(k)                      297                -           297            279,039               -             279,039
                                                                               ----------------------------------------------------
                                                                                     1,205,947          17,934           1,223,881
                                                                               ----------------------------------------------------
Transportation -
  Airlines - 0.2%
Delos Finance S.A.r.l.
  3.50%, 3/06/21(k)                      570                -           570            569,647               -             569,647
                                                                               ----------------------------------------------------
                                                                                    11,132,128         246,120          11,378,248
                                                                               ----------------------------------------------------
Utility - 0.9%
Electric - 0.9%
Energy Future Intermediate
  Holding Company LLC
  (EFIH Finance, Inc.)
  4.25%, 6/19/16 (k)                   2,710              150         2,860          2,708,641         149,907           2,858,548
                                                                               ----------------------------------------------------

Total Bank Loans
(cost $14,725,488)                                                                  13,840,769         396,027          14,236,796
                                                                               ----------------------------------------------------

                                      Shares           Shares        Shares
                               --------------------------------------------


COMMON STOCKS - 2.2%
Clear Channel Outdoor
  Holdings, Inc. - Class A            32,000            2,000        34,000            239,360          14,960             254,320
Crown Castle International
  Corp.                                9,194              480         9,674            785,719          41,021             826,740
DISH Network Corp. - Class A(h)        2,510              150         2,660            158,055           9,445             167,500
Dynegy, Inc.(h)                       14,605              768        15,373            283,775          14,922             298,697
eDreams ODIGEO SA(h)                  36,590            5,140        41,730             97,774          13,735             111,509
Eldorado Resorts, Inc.(h)             19,987            1,332        21,319            197,871          13,187             211,058
EMC Corp./MA                          11,388              710        12,098            298,593          18,616             317,209
Emeco Holdings Ltd.(h)             1,050,000           55,000     1,105,000             40,967           2,146              43,113
EP Energy Corp. - Class A(h)          22,713            1,456        24,169            125,149           8,022             133,171
Exide Corp.(c) (d) (h)               586,000                -       586,000                  1               -                   1
Exide Technologies(d) (g) (h)         19,782                -        19,782             56,577               -              56,577
General Motors Co.                    14,160              760        14,920            494,326          26,532             520,858
Hovnanian Enterprises, Inc. -
  Class A(h)                          35,347            1,894        37,241             72,815           3,902              76,717
International Game
  Technology PLC                      18,000            1,000        19,000            291,960          16,220             308,180
iPayment, Inc.(h)                     44,784              579        45,363            230,638           2,982             233,620
Las Vegas Sands Corp.                  8,388              450         8,838            415,290          22,279             437,569
LifePoint Health, Inc.(h)              4,559              260         4,819            314,024          17,909             331,933
LyondellBasell Industries NV -
  Class A                              1,996              110         2,106            185,448          10,220             195,668
MDC Holdings, Inc.                    12,258              637        12,895            318,585          16,556             335,141
Navistar International
  Corp.(h)                            24,764            1,533        26,297            304,597          18,856             323,453
Neenah Enterprises, Inc.(c)
  (d) (h)                             58,199                -        58,199            275,281               -             275,281
Nortek, Inc.(h)                        5,410              280         5,690            331,903          17,178             349,081
SBA Communications Corp. -
  Class A(h)                           4,879              290         5,169            580,699          34,516             615,215
Townsquare Media, Inc. -
  Class A(h)                          26,530            1,300        27,830            290,769          14,248             305,017
Travelport LLC                        15,482                -        15,482            209,781               -             209,781
Travelport Worldwide Ltd.              2,580            1,430         4,010             34,959          19,376              54,335
Triangle Petroleum Corp.(h)           34,470                -        34,470             41,364               -              41,364
Whiting Petroleum Corp.(h)             4,706              299         5,005             81,084           5,152              86,236
                                                                               ---------------------------------------------------
Total Common Stocks                                                                  6,757,364         361,980           7,119,344
(cost $7,461,204)                                                              ---------------------------------------------------

PREFERRED STOCKS - 1.9%
Financial Institutions - 1.7%
Banking - 1.3%
GMAC Capital Trust I
  8.125%                              43,000            2,375        45,375          1,110,690          61,346           1,172,036
Goldman Sachs Group, Inc. (The)
  Series J
  5.50%                               23,525            1,550        25,075            585,537          38,580             624,117
Morgan Stanley
  6.875%                              20,825            2,000        22,825            563,316          54,100             617,416
US Bancorp
  Series F
  6.50%                               35,000            2,000        37,000          1,014,300          57,960           1,072,260
Wells Fargo & Co.
  5.85%                                2,300                -         2,300             59,777               -              59,777
Wells Fargo & Co.
  6.625%                              28,225                -        28,225            794,252               -             794,252
                                                                               ----------------------------------------------------
                                                                                     4,127,872         211,986           4,339,858
                                                                               ----------------------------------------------------
REITS - 0.4%
National Retail Properties, Inc.
  Series E
  5.70%                                6,300                -         6,300            158,508               -             158,508
Public Storage
  Series W
  5.20%                                5,400            1,000         6,400            133,434          24,710             158,144
Public Storage
  Series X
  5.20%                                1,000                -         1,000             24,830               -              24,830
Sovereign Real Estate
  Investment Trust
  12.00%(b)                              624                -           624            792,480               -             792,480
Welltower, Inc.
  6.50%                                    -              500           500                  -          13,275              13,275
                                                                               ----------------------------------------------------
                                                                                     1,109,252          37,985           1,147,237
                                                                               ----------------------------------------------------
                                                                                     5,237,124         249,971           5,487,095
                                                                               ----------------------------------------------------
Industrial - 0.1%
Consumer Cyclical -
Other - 0.0%
Hovnanian Enterprises, Inc.
  7.625%(h)                            5,130              325         5,455             34,628           2,128              36,756
                                                                               ----------------------------------------------------

Energy - 0.1%
Energy XXI Ltd.
  5.625%                               3,250              250         3,500             78,000           6,000              84,000
Halcon Resources Corp.
  5.75%                                  635               35           670            105,410           5,810             111,220
Sanchez Energy Corp.
  4.875%                              10,350              550        10,900            164,306           7,863             172,169
SandRidge Energy, Inc.
  8.50%                                4,500              200         4,700             33,975           1,510              35,485
                                                                               ----------------------------------------------------
                                                                                       381,691          21,183             402,874
                                                                               ----------------------------------------------------
                                                                                       416,319          23,311             439,630
                                                                               ----------------------------------------------------
Utility - 0.1%
Electric - 0.1%
SCE Trust III
  5.75%                                5,525                -         5,525            153,871               -             153,871
                                                                               ----------------------------------------------------
Total Preferred Stocks                                                               5,807,314         273,282           6,080,596
(cost $6,345,964)                                                              ----------------------------------------------------

                                  Principal        Principal      Principal
                                   Amount           Amount          Amount
                                   (000)             (000)          (000)
                                  ----------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS - 1.5%
  Non-Agency Floating Rate -
  0.6%
HarborView Mortgage Loan Trust
  Series 2007-4, Class 2A1
  0.417%, 7/19/47 (k)                    682                -           682            556,997               -             556,997
Residential Accredit Loans,
  Inc.  Trust
  Series 2007-QH6, Class A1                                                                                  -
  0.387%, 7/25/37 (k)                  1,278                -         1,278          1,049,071               -           1,049,071
Structured Asset Mortgage
  Investments II Trust
  Series 2007-AR6, Class A1
  1.722%, 8/25/47 (k)                    494                -           494            409,729               -             409,729
                                                                               ----------------------------------------------------
                                                                                     2,015,797               -           2,015,797
                                                                               ----------------------------------------------------
GSE Risk Share Floating Rate -
  0.5%
Federal Home Loan Mortgage
  Corp. Structured Agency
  Credit Risk Debt Notes
  Series 2013-DN1, Class M2
  7.347%, 7/25/23(k)                       -               50            50                  -          57,679              57,679
  Series 2013-DN2, Class M2
  4.447%, 11/25/23(k)                    380               50           430            378,088          49,871             427,959
  Series 2014-DN1, Class M3
  4.697%, 2/25/24(k)                     375                -           375            370,843               -             370,843
  Series 2014-HQ2, Class M3
  3.947%, 9/25/24(k)                     435                -           435            405,524               -             405,524
Federal National Mortgage
  Association Connecticut Avenue
  Securities
  Series 2013-C01, Class M2
  5.447%, 10/25/23 (k)                     -               50            50                  -          52,271              52,271
  Series 2014-C01, Class M2
  4.597%, 1/25/24(k)                     333                -           333            332,669               -             332,669
  Series 2015-C03, Class 1M2
  5.197%, 7/25/25(k)                      85                -            85             84,681               -              84,681
  Series 2015-C03, Class 2M2
  5.197%, 7/25/25(k)                      30                -            30             29,964               -              29,964
                                                                               ----------------------------------------------------
                                                                                     1,601,769         159,821           1,761,590
                                                                               ----------------------------------------------------

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
  Series 2006-28CB, Class A14
  6.25%, 10/25/36                          -               30            30                  -          25,207              25,207
CSMC Mortgage-Backed Trust
  Series 2006-7, Class 3A12
  6.25%, 8/25/36                         249                -           249            216,319               -             216,319
Residential Accredit Loans,
  Inc. Trust
  Series 2005-QA10, Class A31
  3.663%, 9/25/35                      1,252                -         1,252          1,043,478               -           1,043,478
                                                                               ----------------------------------------------------
                                                                                     1,259,797          25,207           1,285,004
                                                                               ----------------------------------------------------
Total Collateralized Mortgage                                                        4,877,363         185,028           5,062,391
  Obligations                                                                  ----------------------------------------------------
(cost $4,943,671)

EMERGING MARKETS - CORPORATE
  BONDS - 1.5%
Industrial - 1.3%
Basic - 0.1%
Sappi Papier Holding GmbH
  7.75%, 7/15/17 (b)           U.S.$     200                -           200            208,000               -             208,000
                                                                               ----------------------------------------------------

Capital Goods - 0.2%
CEMEX Espana SA/Luxembourg
  9.875%, 4/30/19 (b)                    172                -           172            183,395               -             183,395
Cemex SAB de CV
  5.70%, 1/11/25 (b)                     670                -           670            619,750               -             619,750
                                                                               ----------------------------------------------------
                                                                                       803,145               -             803,145
                                                                               ----------------------------------------------------
Communications -
  Telecommunications - 0.1%
Digicel Ltd.
  6.75%, 3/01/23 (b)                     525                -           525            472,500               -             472,500
                                                                               ----------------------------------------------------

Consumer Cyclical - Retailers -
  0.1%
Edcon Ltd.
  9.50%, 3/01/18(b)            EUR       381                -           381            259,759               -             259,759
  9.50%, 3/01/18(b)            U.S.$     150                -           150             93,000               -              93,000
                                                                               ----------------------------------------------------
                                                                                       352,759               -             352,759
                                                                               ----------------------------------------------------

Consumer Non-Cyclical - 0.7%
Arcelik AS
  5.00%, 4/03/23 (b)                     498                -           498            467,498               -             467,498
Cosan Luxembourg SA
  5.00%, 3/14/23 (b)                     570                -           570            484,500               -             484,500
Minerva Luxembourg SA
  7.75%, 1/31/23 (b)                     725                -           725            715,937               -             715,937
Tonon Luxembourg SA
  7.25%, 1/24/20 (b) (i)                 420                -           420            142,692               -             142,692
USJ Acucar e Alcool SA
  9.875%, 11/09/19 (b)                   850                -           850            331,500               -             331,500
Virgolino de Oliveira Finance SA
  10.50%, 1/28/18 (e) (f)                930                -           930             12,090               -              12,090
                                                                               ----------------------------------------------------
                                                                                     2,154,217               -           2,154,217
                                                                               ----------------------------------------------------
Transportation - Airlines -
  0.1%
Guanay Finance Ltd.
  6.00%, 12/15/20 (b)                    283                -           283            287,245               -             287,245
                                                                               ----------------------------------------------------
                                                                                     4,277,866               -           4,277,866
                                                                               ----------------------------------------------------
Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
  7.125%, 6/01/19 (b)                    760                -           760            754,300               -             754,300
                                                                               ----------------------------------------------------
Total Emerging Markets -                                                             5,032,166               -           5,032,166
  Corporate Bonds                                                              ----------------------------------------------------
(cost $7,167,294)

COMMERCIAL MORTGAGE-BACKED
  SECURITIES - 1.4%
Non-Agency Fixed Rate
  CMBS - 1.4%
Bear Stearns Commercial
  Mortgage Securities Trust
  Series 2006-PW13, Class AJ
  5.611%, 9/11/41                        167                -           167            168,827               -             168,827
Citigroup Commercial Mortgage
  Trust
  Series 2014-GC23, Class D
  4.507%, 7/10/47 (b)                      -               50            50                  -          44,064              44,064
GS Mortgage Securities Trust
  Series 2006-GG6, Class AJ
  5.522%, 4/10/38                      1,000                -         1,000          1,002,711               -           1,002,711
  Series 2014-GC18, Class D
  4.948%, 1/10/47 (b)                      -              100           100                  -          90,204              90,204
JPMBB Commercial Mortgage
  Securities Trust
  Series 2013-C17, Class D
  4.887%, 1/15/47 (b)                      -              100           100                  -          91,596              91,596
LB-UBS Commercial Mortgage
  Trust Series 2006-C1,
  Class AJ
  5.276%, 2/15/41                      1,565                -         1,565          1,569,058               -           1,569,058
  Series 2007-C1, Class AJ
  5.484%, 2/15/40                      1,380                -         1,380          1,415,843               -           1,415,843
ML-CFC Commercial Mortgage
  Trust Series 2006-4,
  Class AJ
  5.239%, 12/12/49                       315                -           315            313,940               -             313,940
                                                                               ----------------------------------------------------
Total Commercial Mortgage-Backed                                                     4,470,379         225,864           4,696,243
  Securities                                                                   ----------------------------------------------------
(cost $4,502,258)

GOVERNMENTS - TREASURIES - 0.9%
Brazil - 0.1%
Brazil Notas do Tesouro
  Nacional
  Series B
  6.00%, 8/15/50               BRL       600               30           630            361,979          18,099             380,078
                                                                               ----------------------------------------------------

United States - 0.8%
U.S. Treasury Bonds
  3.125%, 11/15/41 (r)         U.S.$   1,755                -         1,755          1,838,180               -           1,838,180
U.S. Treasury Notes
  1.875%, 8/31/22                          -              600           600                  -         599,813             599,813
                                                                               ----------------------------------------------------
                                                                                     1,838,180         599,813           2,437,993
                                                                               ----------------------------------------------------
Total Governments - Treasuries                                                       2,200,159         617,912           2,818,071
(cost $2,896,969)                                                              ----------------------------------------------------

GOVERNMENTS - SOVEREIGN
  AGENCIES - 0.7%
Brazil - 0.2%
Petrobras Global Finance BV
  5.625%, 5/20/43                        733               45           778            480,701          29,511             510,212
                                                                               ----------------------------------------------------
Colombia - 0.0%
Ecopetrol SA
  5.875%, 5/28/45                        159               10           169            129,585           8,150             137,735
                                                                               ----------------------------------------------------
Dominican Republic - 0.1%
Banco de Reservas de la
  Republica Dominicana
  7.00%, 2/01/23 (b)                     460                -           460            457,974               -             457,974
                                                                               ----------------------------------------------------
Morocco - 0.1%
OCP SA
  5.625%, 4/25/24 (b)                    232                -           232            242,324               -             242,324
                                                                               ----------------------------------------------------
United Kingdom - 0.3%
Royal Bank of Scotland Group PLC
  8.00%, 8/10/25 (n)                   1,040                -         1,040          1,086,800               -           1,086,800
                                                                               ----------------------------------------------------

Total Governments - Sovereign                                                        2,397,384          37,661           2,435,045
  Agencies (cost $2,484,730)                                                   ----------------------------------------------------

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Floating Rate
  - 0.5%
GSAA Home Equity Trust
  Series 2006-6, Class AF5
  6.241%, 3/25/36 (k)                  1,174                -         1,174            662,015               -             662,015
Lehman XS Trust
  Series 2007-6, Class 3A5
  5.075%, 5/25/37 (l)                    777                -           777            969,945               -             969,945
                                                                               ----------------------------------------------------
                                                                                     1,631,960               -           1,631,960
                                                                               ----------------------------------------------------
Home Equity Loans - Fixed
  Rate - 0.2%
CWABS Asset-Backed
Certificates Trust
  Series 2005-7, Class AF5W
  5.054%, 10/25/35                       737                -           737            732,498               -             732,498
                                                                               ----------------------------------------------------

Total Asset-Backed Securities                                                        2,364,458               -           2,364,458
(cost $1,898,231)                                                              ----------------------------------------------------

LOCAL GOVERNMENTS - MUNICIPAL
  BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement
  Financing Authority
  Series 2007A-2
  5.875%, 6/01/47                        165                -           165            141,143               -             141,143
Golden State Tobacco
  Securitization Corp.
  Series 2007A-1
  5.125%, 6/01/47                        310                -           310            261,432               -             261,432
State of California
  Series 2010
  7.60%, 11/01/40                        325                -           325            486,636               -             486,636
  7.95%, 3/01/36                         700                -           700            836,465               -             836,465
Tobacco Settlement Financing
  Corp./NJ
  Series 2007-1A
  5.00%, 6/01/41                         165                -           165            132,719               -             132,719
Tobacco Settlement Financing
  Corp/VA
  Series 2007-B1
  5.00%, 6/01/47                         220                -           220            165,400               -             165,400
                                                                               ----------------------------------------------------

Total Local Governments -
  Municipal Bonds                                                                    2,023,795               -           2,023,795
(cost $1,664,210)                                                              ----------------------------------------------------

AGENCIES - 0.2%
United States - 0.2%
CITGO Petroleum Corp.
  6.25%, 8/15/22 (b)                     484               29           513            474,320          28,420             502,740
                                                                               ----------------------------------------------------
(cost  $513,694)

                                     Shares        Shares          Shares
                                  ----------------------------------------

WARRANTS - 0.1%
FairPoint Communications, Inc.,
  expiring 1/24/18 (c) (h)            12,643                -        12,643                379               -                 379

iPayment Holdings, Inc.,
  expiring 12/29/22(c)(d)(h)         234,094           11,721       245,815            234,094          11,721             245,815

Talon Equity Co. NV, expiring
  11/24/15(c) (d) (h)                    671                -           671                  0               -                   0
                                                                               ----------------------------------------------------

Total Warrants                                                                         234,473          11,721             246,194
(cost $86,974)                                                                 ----------------------------------------------------

                                     Principal   Principal      Principal
                                      Amount      Amount          Amount
                                      (000)        (000)          (000)
                                  ----------------------------------------
EMERGING MARKETS -
  SOVEREIGNS - 0.1%
Venezuela - 0.1%
Venezuela Government
  International Bond
  9.25%, 9/15/27               U.S.$     430               20           450            188,125           8,750             196,875
(cost  $398,944)                                                               ----------------------------------------------------

                                    Contracts      Contracts      Contracts
                                    ----------------------------------------
OPTIONS PURCHASED -
  CALLS - 0.0%
Options on Indices - 0.0%
EURO STOXX 50 Volatility Index
  Expiration: Nov 2015,
  Exercise Price:
  EUR 3,500.00 (h) (s)                 1,952              123         2,075             40,230           2,535              42,765
iShares iBoxx High Yield Corp.
  Expiration: Dec 2015,
  Exercise Price: $89.00 (h)(t)        1,941              102         2,043             19,410             204              19,614
                                                                               ----------------------------------------------------
                                                                                        59,640           2,739              62,379
                                                                               ----------------------------------------------------
Options on Funds and Investment
  Trusts - 0.0%
SPDR S&P 500 ETF Trust
  Expiration: Nov 2015, Exercise
  Price: $ 210.00 (h) (t)                173               11           184             27,074           1,721              28,795
SPDR S&P 500 ETF Trust
  Expiration: Dec 2015, Exercise
  Price: $ 227.00 (h) (t)                683               36           719              3,415             180               3,595
                                                                               ----------------------------------------------------

Options on Equities - 0.0%                                                              30,489           1,901              32,390
                                                                               ----------------------------------------------------
Beazer Homes USA, Inc.
  Expiration: Nov 2015, Exercise
  Price: $ 22.00 (h)(t)                  178                9           187              2,670              23               2,693
Diageo PLC
  Expiration: Dec 2015, Exercise
  Price: GBP 20.00 (h)(s)             64,469            3,344        67,813             15,893             824              16,717
                                                                               ----------------------------------------------------
                                                                                        18,563             847              19,410
                                                                               ----------------------------------------------------
Total Options Purchased - Calls                                                        108,692           5,487             114,179
(premiums paid $191,262)                                                       ----------------------------------------------------

OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment
  Trusts - 0.0%
Boardwalk Real Estate Investment
  Trust
  Expiration: Nov 2015, Exercise
  Price: CAD 52.00 (h) (s)            25,739            1,630        27,369              7,458             472               7,930
SPDR S&P 500 ETF Trust
  Expiration: Nov 2015, Exercise
  Price: $ 187.00 (h) (t)                314               20           334              4,710             300               5,010
SPDR S&P 500 ETF Trust
  Expiration: Nov 2015, Exercise
  Price: $ 194.00 (h) (t)                329               21           350             11,350             725              12,075
SPDR S&P 500 ETF Trust
  Expiration: Nov 2015, Exercise
  Price: $ 200.00 (h) (t)                206               13           219             16,068           1,014              17,082
                                                                               ----------------------------------------------------
                                                                                        39,586           2,511              42,097
                                                                               ----------------------------------------------------

                                      Notional       Notional      Notional
                                      Amount          Amount        Amount
                                       (000)          (000)          (000)
                                   ----------------------------------------
Swaptions - 0.0%
CDX-NAHY.25 RTP, Barclays
  Bank PLC (Buy Protection)
  Expiration: Nov 2015,
  Exercise Rate: 101.00% (h)          10,310              660        10,970             19,945           1,277              21,222
                                                                               ----------------------------------------------------
Total Options Purchased - Puts                                                          59,531           3,788              63,319
(premiums paid $184,185)                                                       ----------------------------------------------------



                                     Shares      Shares          Shares
                                  ----------------------------------------
INVESTMENT COMPANIES - 0.0%
Funds and Investment
Trusts - 0.0%
iShares Russell 2000 ETF                   -              434           434                  -          50,058              50,058
(cost $49,298)                                                                 ----------------------------------------------------



SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. -
Government STIF Portfolio,
0.13%(u) (v)                       2,365,667        1,992,398     4,358,065          2,365,667       1,992,398           4,358,065
                                                                               ----------------------------------------------------
(cost $4,358,065)

                                      Principal     Principal      Principal
                                       Amount        Amount          Amount
                                       (000)          (000)          (000)
                                     ----------------------------------------
Agency Discount Note - 0.6%
Federal Home Loan Bank Discount
Notes
  Zero Coupon, 1/06/16 (r)     U.S.$   2,000                -         2,000          1,999,675               -           1,999,675
(cost  $1,999,675)                                                             ----------------------------------------------------


U.S. Treasury Bills - 0.3%
U.S. Treasury Bill
  Zero Coupon, 1/14/16 (r)             1,000                -         1,000          1,000,000               -           1,000,000
(cost  $1,000,000)                                                             ----------------------------------------------------


Time Deposits - 0.0%
BBH, Grand Cayman
(0.237)%, 11/02/15             EUR         -                0^            0^                 -               5                   5
  0.03%, 11/02/15              U.S.$       -                5             5                  -           5,341               5,341
  0.05%, 11/02/15              CAD         -                0^            0^                 -               1                   1
  0.854%, 11/02/15             AUD         -                0^            0^                 -               0+                  0+
  5.25%, 11/02/15              ZAR         -                2             2                  -             113                 113
BTMU, Grand Cayman
  0.005%, 11/02/15             JPY         -            5,359         5,359                  -          44,410              44,410
DNB, Oslo                                                                                                                        -
  0.08%, 11/02/15              GBP         -               29            29                  -          43,948              43,948
                                                                               ----------------------------------------------------
Total Time Deposits                                                                          -          93,818              93,818
(cost $93,175)                                                                 ----------------------------------------------------


Total Short-Term Investments                                                         5,365,342       2,086,216           7,451,558
(cost $7,450,915)                                                              ----------------------------------------------------


Total Investments - 101.3%                                                         312,402,617      19,479,508         331,882,125
(cost $350,790,688)                                                            ----------------------------------------------------

Other assets less liabilities - (1/3%)                                              (4,428,218)        203,864          (4,224,354)
                                                                               ----------------------------------------------------
Net Assets - 100.0%                                                              $ 307,974,399   $  19,683,372       $ 327,657,771
                                                                               ----------------------------------------------------



Futures
--------------------------------------------

AB Pooling Portfolio High-Yield Portfolio
--------------------------------------------

                                                          Number                                       Value at      Unrealized
                                                            of       Expiration         Original      October 31,    Appreciation/
Type                                                     Contracts     Month              Value         2015        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Purchased Contracts
   Russell 2000 Mini Futures                                 8     December 2015      $   923,282    $   926,640      $      3,358

   U.S. T-Note 10 Yr (CBT) Futures                          29     December 2015        3,751,911      3,702,938           (48,973)

Sold Contracts
   S&P 500 E-Mini Index Futures                             31     December 2015        3,104,494      3,214,235          (109,741)
                                                                                                                      --------------
AB High Yield Portfolio                                                                                               $   (155,356)
--------------------------------------------                                                                          --------------


                                                          Number                                       Value at      Unrealized
                                                            of       Expiration         Original      October 31,    Appreciation/
Type                                                     Contracts     Month              Value         2015        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Purchased Contracts
   U.S. T-Note 10 Yr Futures (CBT)                           3     December 2015      $   384,930    $   383,063      $     (1,867)

Sold Contracts
   S&P 500 E-Mini Index Futures                              2     December 2015          200,287        207,370            (7,083)
                                                                                                                      --------------
                                                                                                                      $     (8,950)
                                                                                                                      --------------

Pro-Forma Combined Portfolio
--------------------------------------------


                                                          Number                                       Value at      Unrealized
                                                            of       Expiration         Original      October 31,    Appreciation/
Type                                                     Contracts     Month              Value         2015        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Purchased Contracts
   Russell 2000 Mini Futures                                 8     December 2015      $   923,282    $   926,640      $      3,358

   U.S. T-Note 10 Yr (CBT) Futures                          32     December 2015        4,136,841      4,086,001           (50,840)
Sold Contracts
   S&P 500 E-Mini Index Futures                             33     December 2015        3,304,781      3,421,605          (116,824)
                                                                                                                      --------------
                                                                                                                      $   (164,306)
                                                                                                                      -------------



Forwards
--------------------------------------------

AB Pooling Portfolio High-Yield Portfolio
--------------------------------------------



                                                   Contracts to           In Exchange                                Unrealized
                                                      Deliver                 For                   Settlement      Appreciation/
Counterparty                                           (000)                 (000)                   Date           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

BNP Paribas SA                                         USD         835        PEN        2,718      11/17/2015       $   (9,208)
BNP Paribas SA                                         USD         457        MXN        7,816      11/20/2015           15,466
BNP Paribas SA                                         USD         165        EUR          150       12/3/2015             (264)
Citibank, NA                                           BRL       2,211        USD          573       11/4/2015             (350)
Citibank, NA                                           USD         566        BRL        2,211       11/4/2015            7,476
Citibank, NA                                           BRL       2,211        USD          560       12/2/2015           (7,760)
Deutsche Bank AG                                       BRL       1,091        USD          272       11/4/2015          (10,824)
Deutsche Bank AG                                       USD         283        BRL        1,091       11/4/2015              173
Royal Bank of Scotland PLC                             GBP       5,946        USD        9,128      11/10/2015          (38,587)
Royal Bank of Scotland PLC                             NZD       1,555        USD        1,026      11/20/2015          (26,015)
Standard Chartered Bank                                BRL       1,120        USD          276       11/4/2015          (14,301)
Standard Chartered Bank                                USD         290        BRL        1,120       11/4/2015              177
Standard Chartered Bank                                KRW     966,726        USD          812      11/13/2015          (34,068)
State Street Bank & Trust Co.                          USD         751        SEK        6,198       11/5/2015          (25,670)
State Street Bank & Trust Co.                          GBP          24        USD           37      11/10/2015              191
State Street Bank & Trust Co.                          GBP          91        USD          139      11/10/2015           (1,697)
State Street Bank & Trust Co.                          USD          60        GBP           39      11/10/2015              193
State Street Bank & Trust Co.                          USD         586        BRL        2,311       12/2/2015            7,412
State Street Bank & Trust Co.                          EUR      11,540        USD       12,739       12/3/2015           44,161
State Street Bank & Trust Co.                          USD         100        EUR           91       12/3/2015              653
State Street Bank & Trust Co.                          USD         175        EUR          158       12/3/2015           (1,159)
State Street Bank & Trust Co.                          USD         852        JPY      102,969      12/11/2015            1,805
State Street Bank & Trust Co.                          AUD         749        USD          533      12/18/2015              181
                                                                                                                     ------------
                                                                                                                     $  (92,015)
                                                                                                                     ------------
AB High Yield Portfolio
--------------------------------------------

                                                   Contracts to           In Exchange                                Unrealized
                                                      Deliver                 For                   Settlement      Appreciation/
Counterparty                                           (000)                 (000)                   Date           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

Brown Brothers Harriman & Co.                          USD          41        SEK          341       11/5/2015       $   (1,392)
Brown Brothers Harriman & Co.                          USD          44        GBP           29      11/10/2015              (91)
Brown Brothers Harriman & Co.                          NZD          81        USD           54      11/20/2015           (1,214)
Brown Brothers Harriman & Co.                          USD          24        MXN          402      11/20/2015              771
Brown Brothers Harriman & Co.                          EUR         444        USD          490       12/3/2015            1,697
Brown Brothers Harriman & Co.                          USD          44        JPY        5,359      12/11/2015                9
Brown Brothers Harriman & Co.                          AUD          40        USD           28      12/18/2015                7
Deutsche Bank AG                                       BRL          93        USD           23       11/4/2015             (911)
Deutsche Bank AG                                       USD          24        BRL           93       11/4/2015                7
Goldman Sachs Bank USA                                 USD          27        BRL          108       12/2/2015              473
Royal Bank of Scotland PLC                             GBP         185        USD          284      11/10/2015           (1,201)
Royal Bank of Scotland PLC                             USD          44        PEN          142      11/17/2015             (586)
Standard Chartered Bank                                BRL          92        USD           24       11/4/2015               (7)
Standard Chartered Bank                                USD          24        BRL           92       11/4/2015              410
Standard Chartered Bank                                KRW      50,312        USD           42      11/13/2015           (1,773)
Standard Chartered Bank                                BRL          77        USD           20       12/2/2015             (226)
                                                                                                                     ------------
                                                                                                                     $   (4,027)
                                                                                                                     ------------
Pro-Forma Combined Portfolio
--------------------------------------------

                                                   Contracts to           In Exchange                                Unrealized
                                                      Deliver                 For                   Settlement      Appreciation/
Counterparty                                           (000)                 (000)                   Date           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

BNP Paribas SA                                         USD         835        PEN        2,718      11/17/2015       $   (9,208)
BNP Paribas SA                                         USD         457        MXN        7,816      11/20/2015           15,466
BNP Paribas SA                                         USD         165        EUR          150       12/3/2015             (264)
Brown Brothers Harriman & Co.                          USD          41        SEK          341       11/5/2015           (1,392)
Brown Brothers Harriman & Co.                          USD          44        GBP           29      11/10/2015              (91)
Brown Brothers Harriman & Co.                          NZD          81        USD           54      11/20/2015           (1,214)
Brown Brothers Harriman & Co.                          USD          24        MXN          402      11/20/2015              771
Brown Brothers Harriman & Co.                          EUR         444        USD          490       12/3/2015            1,697
Brown Brothers Harriman & Co.                          USD          44        JPY        5,359      12/11/2015                9
Brown Brothers Harriman & Co.                          AUD          40        USD           28      12/18/2015                7
Citibank, NA                                           BRL       2,211        USD          573       11/4/2015             (350)
Citibank, NA                                           USD         566        BRL        2,211       11/4/2015            7,476
Citibank, NA                                           BRL       2,211        USD          560       12/2/2015           (7,760)
Deutsche Bank AG                                       BRL       1,184        USD          295       11/4/2015          (11,735)
Deutsche Bank AG                                       USD         307        BRL        1,184       11/4/2015              180
Goldman Sachs Bank USA                                 USD          27        BRL          108       12/2/2015              473
Royal Bank of Scotland PLC                             GBP       6,131        USD        9,412      11/10/2015          (39,788)
Royal Bank of Scotland PLC                             NZD       1,555        USD        1,026      11/20/2015          (26,015)
Royal Bank of Scotland PLC                             USD          44        PEN          142      11/17/2015             (586)
Standard Chartered Bank                                BRL       1,212        USD          300       11/4/2015          (14,308)
Standard Chartered Bank                                USD         314        BRL        1,212       11/4/2015              587
Standard Chartered Bank                                KRW   1,017,038        USD          854      11/13/2015          (35,841)
Standard Chartered Bank                                BRL          77        USD           20       12/2/2015             (226)
State Street Bank & Trust Co.                          USD         751        SEK        6,198       11/5/2015          (25,670)
State Street Bank & Trust Co.                          GBP          24        USD           37      11/10/2015              191
State Street Bank & Trust Co.                          GBP          91        USD          139      11/10/2015           (1,697)
State Street Bank & Trust Co.                          USD          60        GBP           39      11/10/2015              193
State Street Bank & Trust Co.                          USD         586        BRL        2,311       12/2/2015            7,412
State Street Bank & Trust Co.                          EUR      11,540        USD       12,739       12/3/2015           44,161
State Street Bank & Trust Co.                          USD         100        EUR           91       12/3/2015              653
State Street Bank & Trust Co.                          USD         175        EUR          158       12/3/2015           (1,159)
State Street Bank & Trust Co.                          USD         852        JPY      102,969      12/11/2015            1,805
State Street Bank & Trust Co.                          AUD         749        USD          533      12/18/2015              181
                                                                                                                     ------------
                                                                                                                     $  (96,042)
                                                                                                                     ------------



Put Options Written

AB Pooling Portfolio High-Yield Portfolio
---------------------------------------------

                                                                      Exercise    Expiration        Premiums
Description                                               Contracts     Price       Month           Received       U.S. $ Value
---------------------------------------------------------------------------------------------------------------------------------
iShares iBoxx High Yield Corp.(s)                             1,941  $     76.00  December 2015     $     75,615  $     25,233)
SPDR S&P 500 ETF Trust(s)                                       314       177.00  November 2015           21,025        (1,884)
SPDR S&P 500 ETF Trust(s)                                       329       184.00  November 2015           14,785        (3,619)
SPDR S&P 500 ETF Trust(s)                                       206       190.00  November 2015            6,377        (4,429)
Taylor Morrison Home Corp.(s)                                   153        22.50  January 2016            41,015       (65,025)
                                                                                                    ---------------------------
                                                                                                    $    158,817  $   (100,190)
                                                                                                    ---------------------------


AB High Yield Portfolio
---------------------------------------------

                                                                      Exercise    Expiration        Premiums
Description                                               Contracts     Price       Month           Received        U.S. $ Value
---------------------------------------------------------------------------------------------------------------------------------
iShares iBoxx High Yield Corp.(s)                               102  $     76.00  December 2015     $       3,974  $      (1,326)
SPDR S&P 500 ETF Trust(s)                                        20       177.00  November 2015             1,339           (120)
SPDR S&P 500 ETF Trust(s)                                        21       184.00  November 2015               944           (231)
SPDR S&P 500 ETF Trust(s)                                        13       190.00  November 2015               402           (279)
Taylor Morrison Home Corp.(s)                                     8        22.50  January 2016              2,145         (3,400)
                                                                                                    ----------------------------
                                                                                                    $       8,803  $      (5,356)
                                                                                                    -----------------------------

Pro-Forma Combined Portfolio
---------------------------------------------

                                                                      Exercise    Expiration        Premiums
Description                                               Contracts     Price       Month           Received        U.S. $ Value
---------------------------------------------------------------------------------------------------------------------------------
iShares iBoxx High Yield Corp.(s)                             2,043  $     76.00  December 2015     $      79,589  $     (26,559)
SPDR S&P 500 ETF Trust(s)                                       334       177.00  November 2015            22,364         (2,004)
SPDR S&P 500 ETF Trust(s)                                       350       184.00  November 2015            15,729         (3,850)
SPDR S&P 500 ETF Trust(s)                                       219       190.00  November 2015             6,779         (4,708)
Taylor Morrison Home Corp.(s)                                   161        22.50  January 2016             43,160        (68,425)
                                                                                                 --------------------------------
                                                                                                      $    167,620 $    (105,546)
                                                                                                 --------------------------------


Credit Default Swaptions Written

AB Pooling Portfolio High-Yield Portfolio
-----------------------------------------
                                                                                     Notional
                                         Counter-  Buy/Sell   Strike  Expiration      Amount        Premiums       Market
Description                                party   Protection  Rate      Date          (000)        Received        Value
-------------------------------------------------------------------------------------------------------------------------------
Put - CDX-NAHY Series 24, 5 Year Index   Barclays    Sell     98.00%   11/18/15      $    10,310   $    9,279    $   (4,311)
                                         Bank PLC


AB High Yield Portfolio
-----------------------------------------
                                                                                     Notional
                                         Counter-  Buy/Sell   Strike  Expiration      Amount        Premiums       Market
Description                                party   Protection  Rate      Date          (000)        Received        Value
-------------------------------------------------------------------------------------------------------------------------------
Put - CDX-NAHY Series 24, 5 Year Index   Barclays    Sell     98.00%   11/18/15      $       660   $      594    $     (276)
                                         Bank PLC


Pro-Forma Combined Portfolio
-----------------------------------------

                                                                                     Notional
                                         Counter-  Buy/Sell   Strike  Expiration      Amount        Premiums       Market
Description                                party   Protection  Rate      Date          (000)        Received        Value
-------------------------------------------------------------------------------------------------------------------------------
Put - CDX-NAHY Series 24, 5 Year Index   Barclays    Sell     98.00%   11/18/15      $    10,970    $   9,873    $   (4,587)
                                         Bank PLC


Centrally Cleared Credit Default Swaps


AB Pooling Portfolio High-Yield Portfolio
-----------------------------------------

                                                                 Implied
                                                                  Credit
                                                                  Spread
                                                        Fixed       at
                                                         Rate    October             Notional                   Unrealized
Clearing Broker/(Exchange)                              (Pay)      31,                Amount         Market     Appreciation/
& Referenced Obligation                                Receive     2015                (000)         Value     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
  CDX-NAHY Series 20, 5 Year Index, 6/20/18*              (5.00)%    2.24%         $    10,230    $    (775,258)  $   (335,498)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*              (5.00)     3.59                1,921         (121,775)       (62,399)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*              (5.00)     3.59                8,087         (512,773)      (160,182)
  CDX-NAIG Series 23, 5 Year Index, 12/20/19*             (1.00)     0.72               12,410         (152,671)            677
  iTraxx Europe Crossover Series 23, 5 Year               (5.00)     3.13        EUR     6,220         (572,641)          2,363
Index, 6/20/20*
  iTraxx-XOVER Series 21, 5 Year Index,
  6/20/19*                                                (5.00)     2.05                    0^^            (16)           (41)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
  CDX-NAIG Series 20, 5 Year Index, 6/20/18*               1.00      0.43          $     5,980            96,954         65,996
                                                                                                -------------------------------
                                                                                                  $  (2,038,180) $    (489,084)
                                                                                                -------------------------------


AB High Yield Portfolio
-----------------------------------------
                                                                  Implied
                                                                  Credit
                                                                  Spread
                                                          Fixed     at
                                                           Rate   October            Notional                   Unrealized
Clearing Broker/(Exchange)                                (Pay)     31,               Amount         Market     Appreciation/
& Referenced Obligation                                  Receive   2015               (000)          Value     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
  iTraxx Europe Crossover Series 23, 5 Year Index,
  6/20/20*                                                (5.00)%   3.13%       EUR       160     $     (14,661)  $       2,127
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*               5.00     3.59          $       344             21,734          5,917
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*               5.00     3.59                  143              9,019          2,441
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  162              6,019          6,322
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  162              6,019          5,924
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  162              6,019          5,876
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  162              6,019          5,701
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  112              4,162          4,635
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  112              4,162          4,437
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  112              4,162          4,327
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                  112              4,162          1,228
                                                                                                  ------------------------------
                                                                                                  $       56,816  $       48,935
                                                                                                  ------------------------------


Pro-Forma Combined Portfolio
----------------------------------------
                                                                 Implied
                                                                 Credit
                                                                 Spread
                                                        Fixed      at
                                                        Rate      October            Notional                   (Unrealized
Clearing Broker/(Exchange)                              (Pay)       31,              Amount          Market      Appreciation/
& Referenced Obligation                                Receive     2015              (000)           Value       Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Buy Contracts
Citigroup Global Markets,
Inc./(INTRCONX)
  iTraxx Europe Crossover Series 23, 5 Year Index,
  6/20/20*                                                (5.00)%   3.13%        EUR       160    $      (14,661)   $       2,127
Morgan Stanley & Co., LLC/(INTRCONX)
  CDX-NAHY Series 20, 5 Year Index, 6/20/18*              (5.00)    2.24           $    10,230          (775,258)       (335,498)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*              (5.00)    3.59                 1,921          (121,775)        (62,399)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*              (5.00)    3.59                 8,087          (512,773)       (160,182)
  CDX-NAIG Series 23, 5 Year Index, 12/20/19*             (1.00)    0.72                12,410          (152,671)             677
  iTraxx Europe Crossover Series 23, 5 Year Index,
  6/20/20*                                                (5.00)    3.13         EUR     6,220          (572,641)           2,363
  iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*          (5.00)    2.05                     0^^             (16)            (41)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*               5.00     3.59           $       344             21,734           5,917
  CDX-NAHY Series 24, 5 Year Index, 6/20/20*               5.00     3.59                   143              9,019           2,441
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   162              6,019           6,322
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   162              6,019           5,924
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   162              6,019           5,876
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   162              6,019           5,701
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   112              4,162           4,635
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   112              4,162           4,437
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   112              4,162           4,327
  CDX-NAHY Series 25, 5 Year Index, 12/20/20*              5.00     4.27                   112              4,162           1,228
Morgan Stanley & Co., LLC/(INTRCONX)
  CDX-NAIG Series 20, 5 Year Index, 6/20/18*               1.00     0.43                 5,980             96,954          65,996
                                                                                                  -------------------------------
                                                                                                  $   (1,981,364)   $    (440,149)
* Termination date                                                                                -------------------------------



Centrally Cleared Interest Rate Swaps


AB Pooling Portfolio High-Yield Portfolio
----------------------------------------------
Clearing Broker                                      Notional   Termination   Payments       Payments       Unrealized
/(Exchange)                                           Amount       Date        made         received      Appreciation/
                                                       (000)                   by the         by the      (Depreciation)
                                                                               Fund           Fund
---------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co., LLC/(CME)                      $17,030      9/02/25      2.25%       3 Month LIBOR      $(344,875)

Pro-Forma Combined Portfolio
----------------------------------------------
Clearing Broker                                      Notional   Termination   Payments       Payments       Unrealized
/(Exchange)                                           Amount       Date        made         received      Appreciation/
                                                       (000)                  by the         by the      (Depreciation)
                                                                               Fund           Fund
---------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co., LLC/(CME)                      $17,030      9/02/25      2.25%       3 Month LIBOR      $(344,875)


Credit Default Swaps

AB Pooling Portfolio High-Yield Portfolio
-----------------------------------------------
                                                     Implied
                                                     Credit
                                           Fixed     Spread
                                            Rate       at                                        Upfront
                                           (Pay)     October         Notional                    Premiums        Unrealized
Swap Counterparty &                       Receive      31,            Amount        Market         Paid         Appreciation/
Referenced Obligation                                 2015            (000)          Value      (Received)     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Buy Contracts
Bank of America, NA
  CDX-NAHY Series 20, 5 Year Index,
  6/20/18*                                 (5.00)%    2.24%      $      1,546  $    (117,132) $  (24,147)    $      (92,985)
Barclays Bank PLC
  Beazer Homes USA, Inc., 9.125%,
  6/15/18, 3/20/17*                        (5.00)     1.85              1,085        (50,684)    (43,407)            (7,277)
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 3/20/17*                (5.00)     7.87              1,018          37,819    (29,109)             66,928
  Tenet Healthcare Corp., 6.875%,
  11/15/31, 6/20/17*                       (5.00)     1.27              1,132        (73,578)    (61,845)           (11,733)
Citibank, NA
  Bombardier Inc., 7.450%, 5/01/34,
  3/20/17*                                 (5.00)     5.68                572           4,440    (27,410)             31,850
  Bombardier Inc., 7.450%, 5/01/34,
  3/20/17*                                 (5.00)     5.68                568           4,409    (28,105)             32,514
  U.S. Steel Corp., 6.650%, 6/01/37,
  3/20/17*                                 (5.00)     8.42              1,052          51,831    (39,189)             91,020
Credit Suisse International
  Western Union Co., 3.650%, 8/22/18,
  3/20/17*                                 (1.00)     0.22                570         (6,584)     (1,006)            (5,578)
  Western Union Co., 3.650%, 8/22/18,
  9/20/17*                                 (1.00)     0.32                550         (7,455)     (4,602)            (2,853)
Deutsche Bank AG
  iHeartCommunications, Inc., 6.875%,
  6/15/18, 3/20/17*                        (5.00)    36.39                 56          30,283       4,127             26,156
Goldman Sachs Bank USA
  Community Health Systems, Inc.,
  8.000%, 11/15/19, 3/20/17*               (5.00)     1.00              1,130        (68,063)    (50,335)           (17,728)
  Dell, Inc., 7.100%, 4/15/28, 3/20/17*    (1.00)     0.88              1,027         (1,802)      11,284           (13,086)
  First Data Corp., 12.625%, 1/15/21,
  3/20/17*                                 (5.00)     0.82              1,058        (66,323)    (36,639)           (29,684)
  Newmont Mining Corp., 5.875%, 4/01/35,
  3/20/17*                                 (1.00)     0.24              1,140        (12,589)     (2,941)            (9,648)
  Nine West Holdings, Inc., 6.875%,
  3/15/19, 3/20/17*                        (5.00)    12.51              1,050         126,749    (42,118)            168,867
Goldman Sachs International
  British Telecommunications PLC, 5.750%
  12/07/28, 6/20/20*                       (1.00)     0.71     EUR      3,330        (51,943)    (82,446)             30,503
Morgan Stanley Capital Services LLC
  CDX-NAIG Series 20, 5 Year Index,
  6/20/18*                                 (1.00)     0.43       $      6,840       (110,897)    (50,203)           (60,694)
  iHeartCommunications, Inc., 6.875%,
  6/15/18, 6/20/18*                        (5.00)    36.39                 64          34,073       4,644             29,429
Sale Contracts
Barclays Bank PLC
  Beazer Homes USA, Inc., 9.125%,
  6/15/18, 3/20/19*                         5.00      4.31                739          17,522      26,460            (8,938)
  CCO Holdings, LLC, 7.250%, 10/30/17,
  6/20/19*                                  5.00      1.58                582          71,980      47,544             24,436
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 12/20/18*                5.00     11.82                739       (126,839)      11,605          (138,444)
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                443       (108,841)   (123,221)             14,380
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                177        (43,487)    (49,312)              5,825
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/17*                         5.00      0.72                470          34,874     (8,563)             43,437
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                689          70,793      23,424             47,369
  Tenet Healthcare Corporation, 6.875%,
  11/15/31, 6/20/19*                        5.00      3.54                760          37,938      47,155            (9,217)
Citibank, NA
  Advanced Micro Devices, Inc., 7.750%,
  8/01/20, 9/20/20*                         5.00     11.19                270        (55,400)    (64,312)              8,912
  Bombardier, Inc., 7.450%, 5/01/34,
  3/20/19*                                  5.00      8.70                380        (36,977)      26,101           (63,078)
  Bombardier, Inc., 7.450%, 5/01/34,
  3/20/19*                                  5.00      8.70                380        (36,977)      26,652           (63,629)
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                909          93,397      31,782             61,615
  U.S. Steel Corp., 6.650%, 6/01/37,
  3/20/19*                                  5.00     13.55                760       (158,377)      17,110          (175,487)
Credit Suisse International
  Dell, Inc., 7.10%, 4/15/28, 12/20/18*     1.00      1.88                380         (9,734)    (31,644)             21,910
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                332          34,112      12,087             22,025
  Western Union Co., 3.650%, 8/22/18,
  3/20/19*                                  1.00      0.72                380           3,557     (8,843)             12,400
  Western Union Co., 3.650%, 8/22/18,
  9/20/19*                                  1.00      0.89                360           1,437     (3,894)              5,331
Goldman Sachs Bank USA
  Community Health Systems, Inc.,
  8.000%, 11/15/19, 3/20/19*                5.00      2.86                760          53,257      42,897             10,360
ConvaTec Healthcare E S.A., 10.875%,
  12/15/18, 6/20/17*                        5.00      0.46     EUR        590          52,014    (41,996)             94,010
  Dell, Inc., 7.100%, 4/15/28, 3/20/19*     1.00      2.05       $        760        (26,621)    (57,885)             31,264
First Data Corp., 12.625%, 1/15/21,
  3/20/19*                                  5.00      2.23                760          70,726      12,726             58,000
K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                160        (39,311)    (41,931)              2,620
  Newmont Mining Corp., 5.875%, 4/01/35,
  3/20/19*                                  1.00      0.86                760           3,370    (19,499)             22,869
Nine West Holdings, Inc., 6.875%,
  3/15/19, 3/20/19*                         5.00     24.18                760       (316,706)      17,101          (333,807)
Morgan Stanley Capital Services LLC
  AK Steel Corp., 7.625%, 5/15/20,
  3/20/16*                                  5.00     15.84                550        (19,208)         676           (19,884)
U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                141        (33,236)       5,868           (39,104)
U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                212        (50,044)       9,340           (59,384)
                                                                               ---------------------------------------------
                                                                               $    (794,227) $ (596,019)    $      (198,208)
                                                                               ---------------------------------------------


AB High Yield Portfolio
--------------------------------------

                                                   Implied
                                                   Credit
                                           Fixed   Spread
                                            Rate     at                                       Upfront
                                           (Pay)   October         Notional                   Premiums             Unrealized
Swap Counterparty &                       Receive    31,            Amount        Market        Paid               Appreciation/
Referenced Obligation                               2015            (000)         Value      (Received)           (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Buy Contracts
Credit Suisse International
  Western Union Co., 3.650% 8/22/18,
  9/20/17*                                 (1.00)%    0.32%      $         60  $      (812)   $     (503)    $          (309)
Goldman Sachs International
  British Telecommunications PLC,
  5.750% 12/07/28, 6/20/20*                (1.00)     0.71     EUR        170       (2,642)       (4,259)               1,617
Sale Contracts
Bank of America, NA
  Abengoa S.A., 8.500% 3/31/16,
  12/20/20*                                 5.00     49.43                 15      (11,329)      (11,327)                 (2)
Barclays Bank PLC
  Altice Finco S.A., 9.000% 6/15/23,
  12/20/20*                                 5.00      4.12                 40         2,022         1,839                 183
  Unitymedia GmbH, 6.125% 1/15/25,
  12/20/20*                                 5.00      1.96                 70        11,924        11,818                 106
Citibank, NA
  Advanced Micro Devices, Inc.,
  7.750% 8/01/20, 9/20/20*                  5.00     11.19       $         20       (4,107)       (4,767)                 660
Credit Suisse International:
  Altice Finco S.A., 9.000% 6/15/23,
  12/20/20*                                 5.00      4.12     EUR        100         5,212         4,566                 646
  Numericable-Sfr Sas, 5.375%
  5/15/22, 12/20/20*                        5.00      3.30                 80         7,699         7,167                 532
  Western Union Co., 3.650% 8/22/18,
  9/20/19*                                  1.00      0.89       $         40           157         (433)                 590
Goldman Sachs International
  Convatec Healthcare E S.A., 10.875%
  12/15/18, 9/20/19*                        5.00      1.18     EUR         25         4,154         3,873                 281
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23       $         10       (2,458)       (2,622)                 164
  Wind Acquisition Finance S.A.,
  7.000% 4/23/21, 9/20/20*                  5.00      3.05     EUR         30         3,066         3,331               (265)
JPMorgan Chase Bank, NA
  Virgin Media Finance PLC, 7.000%
  4/15/23, 9/20/19*                         5.00      1.87                 60         8,093         5,825               2,268
  Wind Acquisition Finance S.A.,
  11.750% 7/15/17, 9/20/19*                 5.00      2.47                 70         7,580         4,904               2,676
Morgan Stanley & Co. International PLC
  AK Steel Corp., 7.625% 5/15/20,
  9/20/19*                                  5.00     22.73       $         30      (11,960)           282            (12,242)
  MGM Resorts International, 7.625%
  1/15/17, 9/20/19*                         5.00      1.84                 70         8,493         5,871               2,622
  U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                 20       (4,729)           883             (5,612)
                                                                              ------------------------------------------------
                                                                               $    20,363    $    26,448    $        (6,085)
                                                                              ------------------------------------------------


Pro-Forma Combined Portfolio
--------------------------------------

                                                    Implied
                                                   Credit
                                           Fixed     Spread
                                            Rate      at                                        Upfront
                                           (Pay)    October         Notional                   Premiums             Unrealized
Swap Counterparty &                       Receive     31,            Amount       Market         Paid              Appreciation/
Referenced Obligation                                2015            (000)         Value      (Received)          (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

Buy Contracts
Bank of America, NA
  CDX-NAHY Series 20, 5 Year Index,
  6/20/18*                                 (5.00)%    2.24%      $      1,546  $  (117,132)  $   (24,147)    $       (92,985)
Barclays Bank PLC
  Beazer Homes USA, Inc., 9.125%,
  6/15/18, 3/20/17*                        (5.00)     1.85              1,085      (50,684)      (43,407)             (7,277)
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 3/20/17*                (5.00)     7.87              1,018        37,819      (29,109)              66,928
  Tenet Healthcare Corp., 6.875%,
  11/15/31, 6/20/17*                       (5.00)     1.27              1,132      (73,578)      (61,845)            (11,733)
Citibank, NA
  Bombardier Inc., 7.450%, 5/01/34,
  3/20/17*                                 (5.00)     5.68                572         4,440      (27,410)              31,850
  Bombardier Inc., 7.450%, 5/01/34,
  3/20/17*                                 (5.00)     5.68                568         4,409      (28,105)              32,514
  U.S. Steel Corp., 6.650%, 6/01/37,
  3/20/17*                                 (5.00)     8.42              1,052        51,831      (39,189)              91,020
Credit Suisse International
  Western Union Co., 3.650%, 8/22/18,
  3/20/17*                                 (1.00)     0.22                570       (6,584)       (1,006)             (5,578)
  Western Union Co., 3.650%, 8/22/18,
  9/20/17*                                 (1.00)     0.32                610       (8,267)       (5,105)             (3,162)
Deutsche Bank AG
  iHeartCommunications, Inc., 6.875%,
  6/15/18, 3/20/17*                        (5.00)    36.39                 56        30,283         4,127              26,156
Goldman Sachs Bank USA
  Community Health Systems, Inc.,
  8.000%, 11/15/19, 3/20/17*               (5.00)     1.00              1,130      (68,063)      (50,335)            (17,728)
  Dell, Inc., 7.100%, 4/15/28,
  3/20/17*                                 (1.00)     0.88              1,027       (1,802)        11,284            (13,086)
  First Data Corp., 12.625%, 1/15/21,
  3/20/17*                                 (5.00)     0.82              1,058      (66,323)      (36,639)            (29,684)
  Newmont Mining Corp., 5.875%,
  4/01/35, 3/20/17*                        (1.00)     0.24              1,140      (12,589)       (2,941)             (9,648)
  Nine West Holdings, Inc., 6.875%,
  3/15/19, 3/20/17*                        (5.00)    12.51              1,050       126,749      (42,118)             168,867
Goldman Sachs International
  British Telecommunications PLC,
  5.750% 12/07/28, 6/20/20*                (1.00)     0.71    EUR       3,500      (54,585)      (86,705)              32,120
Morgan Stanley Capital Services LLC
  CDX-NAIG Series 20, 5 Year Index,
  6/20/18*                                 (1.00)     0.43      $       6,840     (110,897)      (50,203)            (60,694)
  iHeartCommunications, Inc., 6.875%,
  6/15/18, 6/20/18*                        (5.00)    36.39                 64        34,073         4,644              29,429
Sale Contracts
Bank of America, NA
  Abengoa S.A., 8.500% 3/31/16,
  12/20/20*                                 5.00     49.43                 15      (11,329)      (11,327)                 (2)
Barclays Bank PLC
  Altice Finco S.A., 9.000% 6/15/23,
  12/20/20*                                 5.00      4.12                 40         2,022         1,839                 183
  Beazer Homes USA, Inc., 9.125%,
  6/15/18, 3/20/19*                         5.00      4.31                739        17,522        26,460             (8,938)
  CCO Holdings, LLC, 7.250%,
  10/30/17, 6/20/19*                        5.00      1.58                582        71,980        47,544              24,436
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 12/20/18*                5.00     11.82                739     (126,839)        11,605           (138,444)
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                443     (108,841)     (123,221)              14,380
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                177      (43,487)      (49,312)               5,825
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/17*                         5.00      0.72                470        34,874       (8,563)              43,437
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                689        70,793        23,424              47,369
  Tenet Healthcare Corporation,
  6.875%, 11/15/31, 6/20/19*                5.00      3.54                760        37,938        47,155             (9,217)
  Unitymedia GmbH, 6.125% 1/15/25,
  12/20/20*                                 5.00      1.96                 70        11,924        11,818                 106
Citibank, NA
  Advanced Micro Devices, Inc.,
  7.750%, 8/01/20, 9/20/20*                 5.00     11.19                290      (59,507)      (69,079)               9,572
  Bombardier, Inc., 7.450%, 5/01/34,
  3/20/19*                                  5.00      8.70                380      (36,977)        26,101            (63,078)
  Bombardier, Inc., 7.450%, 5/01/34,
  3/20/19*                                  5.00      8.70                380      (36,977)        26,652            (63,629)
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                909        93,397        31,782              61,615
  U.S. Steel Corp., 6.650%, 6/01/37,
  3/20/19*                                  5.00     13.55                760     (158,377)        17,110           (175,487)
Credit Suisse International
  Altice Finco S.A., 9.000% 6/15/23,
  12/20/20*                                 5.00      4.12    EUR         100         5,212         4,566                 646
  Dell, Inc., 7.10%, 4/15/28,
  12/20/18*                                 1.00      1.88                380       (9,734)      (31,644)              21,910
  MGM Resorts International, 7.625%,
  1/15/17, 6/20/18*                         5.00      1.21                332        34,112        12,087              22,025
  Numericable-Sfr Sas, 5.375%
  5/15/22, 12/20/20*                        5.00      3.30                 80         7,699         7,167                 532
  Western Union Co., 3.650%, 8/22/18,
  3/20/19*                                  1.00      0.72                380         3,557       (8,843)              12,400
  Western Union Co., 3.650%, 8/22/18,
  9/20/19*                                  1.00      0.89                400         1,594       (4,327)               5,921
  Goldman Sachs Bank USA
  Community Health Systems, Inc.,
  8.000%, 11/15/19, 3/20/19*                5.00      2.86                760        53,257        42,897              10,360
  ConvaTec Healthcare E S.A.,
  10.875%, 12/15/18, 6/20/17*               5.00      0.46    EUR         590        52,014      (41,996)              94,010
  Dell, Inc., 7.100%, 4/15/28,
  3/20/19*                                  1.00      2.05      $         760      (26,621)      (57,885)              31,264
  First Data Corp., 12.625%, 1/15/21,
  3/20/19*                                  5.00      2.23                760        70,726        12,726              58,000
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23                160      (39,311)      (41,931)               2,620
  Newmont Mining Corp., 5.875%,
  4/01/35, 3/20/19*                         1.00      0.86                760         3,370      (19,499)              22,869
  Nine West Holdings, Inc., 6.875%,
  3/15/19, 3/20/19*                         5.00     24.18                760     (316,706)        17,101           (333,807)
Goldman Sachs International
  Convatec Healthcare E S.A., 10.875%
  12/15/18, 9/20/19*                        5.00      1.18    EUR          25         4,154         3,873                 281
  K. Hovnanian Enterprises, Inc.,
  8.625%, 1/15/17, 9/20/20*                 5.00     12.23      $          10       (2,458)       (2,622)                 164
  Wind Acquisition Finance S.A.,
  7.000% 4/23/21, 9/20/20*                  5.00      3.05    EUR          30         3,066         3,331               (265)
JPMorgan Chase Bank, NA
  Virgin Media Finance PLC, 7.000%
  4/15/23, 9/20/19*                         5.00      1.87                 60         8,093         5,825               2,268
  Wind Acquisition Finance S.A.,
  11.750% 7/15/17, 9/20/19*                 5.00      2.47                 70         7,580         4,904               2,676
Morgan Stanley Capital Services LLC
  AK Steel Corp., 7.625%, 5/15/20,
  3/20/16*                                  5.00     15.84      $         550      (19,208)           676            (19,884)
  AK Steel Corp., 7.625% 5/15/20,
  9/20/19*                                  5.00     22.73                 30      (11,960)           282            (12,242)
  MGM Resorts International, 7.625%
  1/15/17, 9/20/19*                         5.00      1.84                 70         8,493         5,871               2,622
  U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                 20       (4,729)           883             (5,612)
  U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                141      (33,236)         5,868            (39,104)
  U.S. Steel Corp., 6.650%, 6/01/37,
  9/20/19*                                  5.00     13.96                212      (50,044)         9,340            (59,384)

                                                                              ------------------------------------------------
                                                                               $  (773,864)  $   (569,571)   $      (204,293)
* Termination date                                                            ------------------------------------------------


Total Return Swaps

AB Pooling Portfolio High-Yield Portfolio
--------------------------------------------

                                                           # of    Rate        Notional                       Unrealized
Counterparty &                                            Shares   Paid/        Amount      Maturity         Appreciation/
Referenced Obligation                                    or Units  Received     (000)         Date           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Receive Total Return on Reference Obligation
Goldman Sachs International
  Markit iBoxx $ Liquid High Yield Total Return Index       8,073  LIBOR    $      1,827    12/21/15                $40,883
  Markit iBoxx $ Liquid High Yield Total Return Index      15,253  LIBOR           3,490    12/21/15                 39,086
  Markit iBoxx $ Liquid High Yield Total Return Index       7,626  LIBOR           1,752    12/21/15                 12,388
Morgan Stanley Capital Services LLC
  Markit iBoxx $ Liquid High Yield Total Return Index      19,652  LIBOR           4,488    12/21/15                 58,963
  Markit iBoxx $ Liquid High Yield Total Return Index      15,582  LIBOR           3,562    12/21/15                 43,243
  Markit iBoxx $ Liquid High Yield Total Return Index      15,463  LIBOR           3,551    12/21/15                 26,666
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
  Markit iBoxx $ Liquid High Yield Total Return Index      13,384  LIBOR           3,090    12/21/15                (8,379)
                                                                                                            ---------------
                                                                                                            $       212,850
                                                                                                            ---------------

AB High Yield Portfolio
--------------------------------------------

                                                           # of    Rate        Notional                       Unrealized
Counterparty &                                            Shares   Paid/        Amount      Maturity         Appreciation/
Referenced Obligation                                    or Units  Received     (000)         Date           (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Receive Total Return on Reference Obligation
Bank of America, NA
  Markit iBoxx $ Liquid High Yield Total Return Index       7,246  LIBOR    $      1,670    12/28/15        $         6,997
Goldman Sachs International
  Markit iBoxx $ Liquid High Yield Total Return Index         415  LIBOR              94    12/28/15                  2,121
  Markit iBoxx $ Liquid High Yield Total Return Index         782  LIBOR             179    12/28/15                  2,035
  Markit iBoxx $ Liquid High Yield Total Return Index         392  LIBOR              90    12/28/15                    651
JPMorgan Chase Bank, NA
  Markit iBoxx $ Liquid High Yield Total Return Index       1,011  LIBOR             231    12/28/15                  2,953
Morgan Stanley & Co. International PLC
  Markit iBoxx $ Liquid High Yield Total Return Index         796  LIBOR             182    12/28/15                  2,241
  Markit iBoxx $ Liquid High Yield Total Return Index         797  LIBOR             183    12/28/15                  1,405
  Markit iBoxx $ Liquid High Yield Total Return Index           4  LIBOR               1    12/28/15                     11
Pay Total Return on Reference Obligation
Morgan Stanley & Co. International PLC
  Markit iBoxx $ Liquid High Yield Total Return Index         866  LIBOR             200    12/21/15                  (494)
                                                                                                            ---------------
                                                                                                            $        17,920
                                                                                                            ---------------


Pro-Forma Combined Portfolio
--------------------------------------------

                                                           # of    Rate        Notional                        Unrealized
Counterparty &                                             Shares  Paid/       Amount       Maturity          Appreciation/
Referenced Obligation                                     or Units Received     (000)        Date            (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Receive Total Return on Reference Obligation
Bank of America, NA
  Markit iBoxx $ Liquid High Yield Total Return Index       7,246  LIBOR    $      1,670    12/28/15        $         6,997
Goldman Sachs International
  Markit iBoxx $ Liquid High Yield Total Return Index       8,073  LIBOR           1,827    12/21/15                40,883
  Markit iBoxx $ Liquid High Yield Total Return Index      15,253  LIBOR           3,490    12/21/15                39,086
  Markit iBoxx $ Liquid High Yield Total Return Index       7,626  LIBOR           1,752    12/21/15                12,388
  Markit iBoxx $ Liquid High Yield Total Return Index         415  LIBOR              94    12/28/15                 2,121
  Markit iBoxx $ Liquid High Yield Total Return Index         782  LIBOR             179    12/28/15                 2,035
  Markit iBoxx $ Liquid High Yield Total Return Index         392  LIBOR              90    12/28/15                   651
JPMorgan Chase Bank, NA
  Markit iBoxx $ Liquid High Yield Total Return Index       1,011  LIBOR             231    12/28/15                 2,953
Morgan Stanley Capital Services LLC
  Markit iBoxx $ Liquid High Yield Total Return Index      19,652  LIBOR           4,488    12/21/15                58,963
  Markit iBoxx $ Liquid High Yield Total Return Index      15,582  LIBOR           3,562    12/21/15                43,243
  Markit iBoxx $ Liquid High Yield Total Return Index      15,463  LIBOR           3,551    12/21/15                26,666
  Markit iBoxx $ Liquid High Yield Total Return Index         796  LIBOR             182    12/28/15                 2,241
  Markit iBoxx $ Liquid High Yield Total Return Index         797  LIBOR             183    12/28/15                 1,405
  Markit iBoxx $ Liquid High Yield Total Return Index           4  LIBOR               1    12/28/15                    11
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
  Markit iBoxx $ Liquid High Yield Total Return Index      14,250  LIBOR           3,290    12/21/15               (8,873)
                                                                                                            --------------
                                                                                                            $      230,770
                                                                                                            --------------


Reverse Repurchase Agreements

AB Pooling Portfolio High-Yield Portfolio
----------------------------------------------------

                                                                                                               U.S. $
                                                                                                               Value at
Broker                                                                         Interest Rate    Maturity       31-Oct-15
---------------------------------------------------------------------------------------------------------------------------
Barclays Capital, Inc.+                                                           (2.75%)*         -        $       454,677
Barclays Capital, Inc.+                                                           (2.00%)*         -                137,631
Credit Suisse Securities (USA) LLC+                                               (1.50%)*         -                136,539
Credit Suisse Securities (USA) LLC+                                               (1.00%)*         -                186,870
Credit Suisse Securities (USA) LLC+                                                0.00%           -              1,403,150
Credit Suisse Securities (USA) LLC+                                                0.01%           -              3,686,020
Credit Suisse Securities (USA) LLC                                                 0.01%       11/2/2015          1,492,523
Credit Suisse Securities (USA) LLC                                                 0.01%       8/24/2016          1,052,500
RBC Capital Markets+                                                              (0.25%)*         -                576,406
                                                                                                            ---------------
                                                                                                            $     9,126,316
                                                                                                            ---------------


Pro-Forma Combined Portfolio
----------------------------------------------------

                                                                                                                U.S. $
                                                                                                               Value at
Broker                                                                         Interest Rate    Maturity       31-Oct-15
-------------------------------------------------------------------------------------------------------------------------
Barclays Capital, Inc.+                                                           (2.75%)*         -        $       454,677
Barclays Capital, Inc.+                                                           (2.00%)*         -                137,631
Credit Suisse Securities (USA) LLC+                                               (1.50%)*         -                136,539
Credit Suisse Securities (USA) LLC+                                               (1.00%)*         -                186,870
Credit Suisse Securities (USA) LLC+                                                0.00%           -              1,403,150
Credit Suisse Securities (USA) LLC+                                                0.01%           -              3,686,020
Credit Suisse Securities (USA) LLC                                                 0.01%       11/2/2015          1,492,523
Credit Suisse Securities (USA) LLC                                                 0.01%       8/24/2016          1,052,500
RBC Capital Markets+                                                              (0.25%)*         -                576,406
                                                                                                            ---------------
                                                                                                            $     9,126,316
                                                                                                            ---------------

+ The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on October 31, 2015
* Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the Statement of Assets and Liabilities is as follows:

Remaining Contracted Maturity of the Agreements


                                                      Overnight
Reverse Repurchase Agreements                            and                                      Greater than
                                                      Continuous    Up to 30 Days   31-90 Days    90 Days         Total
                                                     --------------------------------------------------------------------------
Corporates - Non-Investment Grade                    $  6,958,085   $         -0-  $       -0-        1,052,500      8,010,585
Corporates - Investment Grade                           1,115,731             -0-          -0-              -0-      1,115,731
                                                     ------------------------------------------------------------------------
Total                                                $  8,073,816   $         -0-  $       -0-        1,052,500      9,126,316



^Principal amount less than 500.

+Less than $0.50.

^^Notional amount less than 500.

(a) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $125,668,185 or 38.4% of net assets.
(c)  Illiquid security.
(d)  Fair valued by the Adviser.
(e)  Security is in default and is non-income producing.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of October 31, 2015, are considered illiquid and restricted.



                                                                                                             Percentage
Restricted                                              Acquisition                             Market           of
Securities                                                 Date                   Cost           Value       Net Assets
-----------------------------------------------------------------------------------------------------------------------
Magnetation LLC/Mag Finance Corp.                     5/15/13-2/19/15         $     544,671  $     149,600       0.05%
11.00%, 5/15/18
Virgolino de Oliveira Finance SA                          2/13/13                   954,757         12,090          0%
10.50%, 1/28/18

(g)  Restricted and illiquid security.

                                                                                                             Percentage
Restricted                                               Acquisition                            Market           of
Securities                                                 Date                   Cost           Value       Net Assets
-----------------------------------------------------------------------------------------------------------------------
Exide Technologies Series AI                             04/30/15             $   1,225,756  $   1,080,961       0.35%
11.00%, 4/30/20
Exide Technologies                                       04/30/15                    37,522         56,577       0.02%
Momentive Performance Materials, Inc.                7/16/14-10/24/14                     0              0       0.00%


8.875%, 10/15/20

(h)  Non-income producing security.
(i) Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at October 31, 2015.
(j)  Convertible security.
(k) Floating Rate Security. Stated interest rate was in effect at October 31, 2015.
(l)  Variable rate coupon, rate shown as of October 31, 2015.
(m) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2015.
(n) Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)  Defaulted matured security.
(p)  Defaulted.
(q) This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
(r) Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)  One contract relates to 1 share.
(t)  One contract relates to 100 shares.
(u) To obtain a copy of the fund's financial statements, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at
     (800) 227-4618.
(v) Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NZD - New Zealand Dollar
PEN - Peruvian Sol
SEK - Swedish Krona
USD - United States Dollar
ZAR - South African Rand

Glossary:

CBT - Chicago Board of Trade
CDX-NAHY - North American High Yield Credit Default Swap Index
CDX-NAIG - North American Investment Grade Credit Default Swap Index CMBS - Commercial Mortgage-Backed Securities
CME - Chicago Mercantile Exchange
ETF - Exchange Traded Fund
IBOXHY - iBoxx $ Liquid High Yield Index
INTRCONX - Inter-Continental Exchange
LIBOR - London Interbank Offered Rates
REIT - Real Estate Investment Trust
RTP - Right to Pay
SPDR - Standard & Poor's Depository Receipt


SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Portfolio's Board of Directors (the "Board").

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter ("OTC") market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the "Committee") must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

FAIR VALUE MEASUREMENTS

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

     o    Level 1--quoted prices in active markets for identical investments

     o Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management's proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments isthe market quotes that are received by the vendor and these inputs are not observable.

The following is a summary of the inputs used to value each Portfolio's investments as of October 31, 2015:


Portfolios
                                                                     AB Pooling
                                                                     Portfolio      AB High     Pro-Forma
                                                                     High-Yield     Yield       Combined
                                                                     Portfolio     Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------
Investments in Securities (Level 1)                                 $  12,787,952  $ 2,642,457  $ 15,430,409
Investments in Securities (Level 2)                                   268,905,290   15,874,612   284,779,902
Investments in Securities (Level 3)                                    29,538,186    1,004,600    30,542,786
------------------------------------------------------------------------------------------------------------
Total for Investments in Securities                                 $ 311,231,428  $19,521,669  $330,753,097
============================================================================================================

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.


AB Pooling Portfolio High-Yield Portfolio

                                                                      Corporates -
                                                                         Non-
                                                                      Investment                     Common
                                                                        Grade^       Bank Loans      Stocks
                                                                      ---------      ----------      ------

Balance as of 10/31/14                                              $  3,582,498   $ 15,670,066  $    376,377
Accrued discounts/(premiums)                                            (41,810)       (31,342)            -
Realized gain (loss)                                                     14,367       (111,325)      (244,355)
Change in unrealized appreciation/depreciation                         (886,554)      (123,464)        10,693
Purchases                                                             2,045,212      3,653,734        148,805
Sales                                                                (1,126,322)    (5,216,900)            -
Transfers in to Level 3                                                       -            -          494,692
Transfers out of Level 3                                               (398,765)           -         (223,715)
                                                                    ------------   ------------  -------------
Balance as of 10/31/15                                              $  3,188,626   $ 13,840,769  $    562,497
                                                                    ------------   ------------  -------------

Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $   (841,649)  $  (304,032)  $    (81,000)
                                                                    ------------   ------------  -------------


                                                                                   Commercial
                                                                   Collateralized  Mortgage-Back
                                                                      Mortgage        Backed       Asset-Backed
                                                                     Obligations    Securities      Securities
                                                                   --------------   -------------  ------------
Balance as of 10/31/14                                              $   6,330,158  $  4,545,018  $  2,619,564
Accrued discounts/(premiums)                                               39,899         6,626        40,129
Realized gain (loss)                                                      128,484             -       134,386
Change in unrealized appreciation/depreciation                           (235,700)      (81,265)      (90,627)
Purchases/Payups                                                          116,400             -             -
Sales/Paydowns                                                         (1,501,878)            -      (338,994)
Transfers in to Level 3                                                         -             -             -
Transfers out of Level 3                                                        -             -             -
                                                                    -------------  ------------  ------------
Balance as of 10/31/15                                              $   4,877,363  $  4,470,379  $  2,364,458
                                                                    -------------  ------------  ------------

Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $    (183,879) $    (81,265) $    (90,627)
                                                                    -------------  ------------- -------------

                                                                       Warrants^       Total
                                                                       ---------       -----

Balance as of 10/31/14                                              $           -  $ 33,123,681
Accrued discounts/(premiums)                                                    -        13,502
Realized gain (loss)                                                            -       (78,443)
Change in unrealized appreciation/depreciation                            151,340    (1,255,577)
Purchases/Payups                                                           82,754     6,046,905
Sales/Paydowns                                                                  -    (8,184,094)
Transfers in to Level 3                                                         -       494,692
Transfers out of Level 3                                                        -      (622,480)
                                                                    -------------  -------------
Balance as of 10/31/15                                              $     234,094  $ 29,538,186+
                                                                    -------------  -------------
Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $     151,340  $ (1,431,112)
                                                                    -------------  -------------


AB High Yield Portfolio
                                                                     Corporates -
                                                                        Non-        Corporates -
                                                                      Investment    Investment
                                                                        Grade^         Grade       Bank Loans
                                                                    ------------    ----------     -----------

Balance as of 10/31/14                                              $     207,734  $     34,600  $    326,756
Accrued discounts/(premiums)                                               (4,561)            -         1,465
Realized gain (loss)                                                          (99)            -        (1,384)
Change in unrealized appreciation/depreciation                            (17,979)            -        (6,744)
Purchases                                                                  37,392             -       164,973
Sales                                                                     (39,509)            -       (89,039)
Transfers in to Level 3                                                         -             -             -
Transfers out of Level 3                                                        -       (34,600)            -
                                                                    --------------  ------------   -----------
Balance as of 10/31/15                                              $     182,978  $          -  $    396,027
                                                                    --------------  ------------   -----------

Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $     (16,780) $          -  $     (8,203)
                                                                    --------------  ------------   -----------


                                                                                   Commercial
                                                                                    Mortgage-    Collateralized
                                                                       Common        Backed        Mortgage
                                                                       Stocks      Securities     Obligations
                                                                    ------------    ----------     -----------
Balance as of 10/31/14                                              $           -  $    238,158  $    262,347
Accrued discounts/(premiums)                                                    -           225        (5,744)
Realized gain (loss)                                                            -             -        (5,771)
Change in unrealized appreciation/depreciation                              1,535       (12,519)        2,930
Purchases/Payups                                                            1,447             -             -
Sales/Paydowns                                                                  -             -       (68,734)
Transfers in to Level 3                                                         -             -             -
Transfers out of Level 3                                                        -             -             -
                                                                    --------------  ------------   -----------
Balance as of 10/31/15                                              $       2,982  $    225,864  $    185,028
                                                                    --------------  ------------   -----------
Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $       1,535  $    (12,519) $     (2,333)
                                                                    --------------  ------------   -----------

                                                                      Warrants        Total
                                                                      --------        ------
Balance as of 10/31/14                                              $           -  $  1,069,595
Accrued discounts/(premiums)                                                    -        (8,615)
Realized gain (loss)                                                            -        (7,254)
Change in unrealized appreciation/depreciation                              7,501       (25,276)
Purchases/Payups                                                            4,220       208,032
Sales/Paydowns                                                                  -      (197,282)
Transfers in to Level 3                                                         -             -
Transfers out of Level 3                                                        -       (34,600)
                                                                    -------------  -------------
Balance as of 10/31/15                                              $      11,721  $  1,004,600+
s                                                                    -------------  -------------
Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $       7,501  $    (30,799)
                                                                    -------------  -------------


Pro-Forma Combined Portfolio

                                                                     Corporates -
                                                                        Non-         Corporates -
                                                                      Investment     Investment
                                                                      Grade^           Grade     Bank Loans
                                                                     -----------     ----------  ----------

Balance as of 10/31/14                                              $   3,790,232  $     34,600  $ 15,996,822
Accrued discounts/(premiums)                                              (46,371)            -       (29,877)
Realized gain (loss)                                                       14,268             -      (112,709)
Change in unrealized appreciation/depreciation                           (904,533)            -      (130,208)
Purchases                                                               2,082,604             -     3,818,707
Sales                                                                  (1,165,831)            -    (5,305,939)
Transfers in to Level 3                                                         -             -             -
Transfers out of Level 3                                                 (398,765)      (34,600)            -
                                                                    -------------- ------------  ------------
Balance as of 10/31/15                                              $   3,371,604  $          -  $ 14,236,796
                                                                    -------------- ------------  ------------
                                                                                                            -
Net change in unrealized appreciation/depreciation                                                          -
from investments held as of 10/31/15*                               $    (858,429)$           -  $   (312,235)
                                                                    -------------- ------------  ------------


                                                                                                 Commercial
                                                                                 Collateralized   Mortgage-
                                                                      Common       Mortgage        Backed
                                                                      Stocks       Obligations    Securities
                                                                    -------------- ------------  ------------
Balance as of 10/31/14                                              $     376,377  $  6,592,505  $  4,783,176
Accrued discounts/(premiums)                                                    -        34,155         6,851
Realized gain (loss)                                                     (244,355)      122,713             -
Change in unrealized appreciation/depreciation                             12,228      (232,770)      (93,784)
Purchases/Payups                                                          150,252       116,400             -
Sales/Paydowns                                                                  -    (1,570,612)            -
Transfers in to Level 3                                                   494,692             -             -
Transfers out of Level 3                                                 (223,715)            -             -
                                                                    -------------- ------------  ------------
Balance as of 10/31/15                                              $     565,479  $  5,062,391  $  4,696,243
                                                                    -------------- ------------  ------------
                                                                                -             -             -
Net change in unrealized appreciation/depreciation                              -             -             -
from investments held as of 10/31/15*                               $     (79,465) $   (186,212) $    (93,784)
                                                                    -------------- ------------  ------------

                                                                    Asset-Backed
                                                                     Securities    Warrants^       Total
                                                                    -------------- ------------  ------------
Balance as of 10/31/14                                              $   2,619,564  $          -  $ 34,193,276
Accrued discounts/(premiums)                                               40,129             -         4,887
Realized gain (loss)                                                      134,386             -       (85,697)
Change in unrealized appreciation/depreciation                            (90,627)      158,841    (1,280,853)
Purchases/Payups                                                                -        86,974     6,254,937
Sales/Paydowns                                                           (338,994)            -    (8,381,376)
Transfers in to Level 3                                                         -             -       494,692
Transfers out of Level 3                                                        -             -      (657,080)
                                                                    -------------- ------------  ------------
Balance as of 10/31/15                                              $   2,364,458  $    245,815  $ 30,542,786+
                                                                    -------------- ------------  ------------
Net change in unrealized appreciation/depreciation
from investments held as of 10/31/15*                               $     (90,627) $    158,841  $ (1,461,911)
                                                                    -------------- ------------  ------------


^    The Portfolio held securities with zero market value at period end.

* The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

+ There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio's Level 3 investments at October 31, 2015. Securities priced
(i) by third party vendors or (ii) using prior transaction prices, which approximates fair value, are excluded from the following table.


Quantitative Information about Level 3 Fair Value Measurements

AB Pooling Portfolio High-Yield Portfolio

                                                                    Range/
                      Fair Value at   Valuation    Unobservable    Weighted
                       10/31/2015     Technique       Input        Average
                      -------------------------------------------------------

Corporates -            $749,482       Market      Implied       $512mil -
Non-Investment Grade                  Approach     Enterprise    $596mil / NA
                                                   Value
Bank Loans              $634,557       Market      EBITDA*       $28mil -
                                      Approach     Projection    $70mil / NA
                                                   EBITDA*       6X/NA
                                                   Multiple
                                                   Scrap Value   $154mil/ NA
Common Stocks            $56,577       Option      Enterprise    $512mil -
                                    Pricing Model  Value         $600mil / NA
                                                   Exercise      $730mil -
                                                   Price         $830mil / NA
                                                   Years to      2.75yr - 4.75
                                                   Expiration    yr / NA
                                                   EV            22.2% -
                                                   Volatility %  24.3% / NA
                                                   Risk Free     0.99% - 1.52%
                                                   Rate          / NA
                        $275,281       Market      EBITDA*       $48.7mil / NA
                                      Approach     Projection
                                                   EBITDA*       3.6X -
                                                   Multiples     5.6X/4.6X


AB High Yield
Portfolio
                                                                    Range/
                      Fair Value at   Valuation    Unobservable    Weighted
                       10/31/2015     Technique       Input        Average
                      -------------------------------------------------------

Bank Loans               $33,544       Market      EBITDA*       $28mil -
                                      Approach     Projection    $70mil / NA
                                                   EBITDA*       6X/NA
                                                   Multiple
                                                   Scrap Value   $154mil/ NA


Pro-Forma Combined
Portfolio
                                                                    Range/
                      Fair Value at   Valuation    Unobservable    Weighted
                       10/31/2015     Technique       Input        Average
                      -------------------------------------------------------

Corporates -            $749,482       Market      Implied       $512mil -
Non-Investment Grade                  Approach     Enterprise    $596mil / NA
                                                   Value
Bank Loans              $668,101       Market      EBITDA*       $28mil -
                                      Approach     Projection    $70mil / NA
                                                   EBITDA*       6X/NA
                                                   Multiple
                                                   Scrap Value   $154mil/ NA
Common Stocks            $56,577       Option      Enterprise    $512mil -
                                    Pricing Model  Value         $600mil / NA
                                                   Exercise      $730mil -
                                                   Price         $830mil / NA
                                                   Years to      2.75yr - 4.75
                                                   Expiration    yr / NA
                                                   EV            22.2% -
                                                   Volatility %  24.3% / NA
                                                   Risk Free     0.99% - 1.52%
                                                   Rate          / NA
                        $275,281       Market      EBITDA*       $48.7mil / NA
                                      Approach     Projection
                                                   EBITDA*       3.6X -
                                                   Multiples     5.6X/4.6X

*Earnings before Interest, Taxes, Depreciation and Amortization.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

                                     PART C
                               OTHER INFORMATION
ITEM 15.    Indemnification.

            It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Amendment and Restatement of Articles of Incorporation, Article IX of the Registrant's Amended and Restated By-laws filed as Exhibit (2) in response to Item 16 and Section 10(a) of the Distribution Services Agreement filed as Exhibit (7)(a) in response to Item 16, all as set forth below.

            The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Amendment and Restatement of Articles of Incorporation, as set forth below. The Investment Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Contract filed as Exhibit (6) in response to
            Item 16, as set forth below.

ARTICLE EIGHTH OF THE REGISTRANT'S ARTICLES OF AMENDMENT AND RESTATEMENT OF ARTICLES OF INCORPORATION READS AS FOLLOWS:

            (1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

            (2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

            (3) The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

            (4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

ARTICLE IX OF THE REGISTRANT'S AMENDED AND RESTATED BYLAWS READS AS FOLLOWS:

            To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to
(a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

            Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 10(a) of the Distribution Services Agreement reads as follows:

            Section 10. Indemnification.

                  (a) The Fund agrees to indemnify, defend and hold the
            Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless form and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statements of a material fact contained in the Fund's Registration Statement or Prospectus or Statement of Additional Information in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything therein contained by so construed as to protect the Underwriter against any liability to the Fund or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Fund's agreement to indemnify the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Fund at its principal office in New York, New York, and sent to the Fund by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify the Fund of the commencement of any such action shall not relieve the Fund from any liability which it may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 10. The Fund will be entitled to assume the defense of any such suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Fund and approved by the Underwriter. In the event the Fund does elect to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Fund does not elect to assume the defense of any such suit, or in case the Underwriter does not approve of counsel chosen by the Fund, the Fund will reimburse the Underwriter or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by the Underwriter or such persons. The indemnification agreement contained in this Section 10 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of any of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Fund agrees promptly to notify the Underwriter of the commencement of any litigation or proceeding against the Fund in connection with the issue and sale of any of its shares.

Section 4 of the Investment Advisory Contract reads as follows:

            4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

                  The foregoing summaries are qualified by the entire text of
            Registrant's Articles of Amendment and Restatement of Articles of Incorporation, Amended and Restated By-laws, the Investment Advisory Contract between Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between Registrant and AllianceBernstein Investments, Inc. ("ABI").

                  Insofar as indemnification for liabilities arising under the
            Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                  The Registrant participates in a joint directors liability insurance policy issued by the ICI Mutual Insurance Company. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each participating investment company. In addition, the Adviser's liability insurance policy, which is issued by a number of underwriters, including Greenwich Insurance Company as primary underwriter, extends to officers of the Registrant and such officers are covered up to the limits specified for any claim against them for acts committed in their capacities as officers of the investment companies sponsored by the Adviser.

ITEM 16.    Exhibits

      (1)   (a)   Articles of Amendment and Restatement to Articles of
                  Incorporation of the Registrant dated, February 1, 2006 and filed February 23, 2006 - Incorporated by reference to Exhibit
                  (a) to Post-Effective Amendment No. 87 of the Registrant's
                  Registration Statement on Form N-1A (File Nos. 2-48227 and
                  811-02383), filed with the Securities and Exchange Commission on January 31, 2007.

            (b) Articles of Amendment to Articles of Incorporation of the Registrant, dated November 2, 2007 and filed June 18, 2008 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 89 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 28, 2009.

            (c) Articles Supplementary to Articles of Incorporation of the Registrant, dated November 30, 2009 and filed December 3, 2009
                  - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 93 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 21, 2009.

            (d) Articles Supplementary to Articles of Incorporation of the Registrant, dated December 17, 2009 and filed December 21, 2009 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 95 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 26, 2010.

            (e) Articles of Amendment to Articles of Incorporation of the Registrant, dated September 22, 2010 and filed September 22, 2010 - Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 99 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 28, 2011.

            (f) Articles Supplementary to Articles of Incorporation of the Registrant, dated September 21, 2011 and filed September 21, 2011 - Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 103 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on September 23, 2011.

            (g) Articles Supplementary to Articles of Incorporation of the Registrant, dated January 6, 2012 and filed January 12, 2012 - Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 115 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on March 19, 2013.

            (h) Articles Supplementary to Articles of Incorporation of the Registrant, dated March 5, 2013 and filed March 6, 2013 - Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 115 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on March 19, 2013.

            (i) Articles Supplementary to Articles of Incorporation of the Registrant, dated November 21, 2013 and filed November 25, 2013 - Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 119 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 11, 2013.

            (j) Articles Supplementary to Articles of Incorporation of the Registrant, dated December 30, 2013 and filed January 13, 2014
                  - Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 122 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2014.

            (k) Articles Supplementary to Articles of Incorporation of the Registrant, dated February 6, 2014 and filed February 7, 2014
                  - Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 123 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on February 12, 2014.

            (l) Articles Supplementary to Articles of Incorporation of the Registrant, dated and filed April 22, 2014 - Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 126 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on April 28, 2014.

            (m) Articles Supplementary to Articles of Incorporation of the Registrant, dated November 11, 2014 and filed December 1, 2014
                  - Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 131 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 12, 2014.

            (n) Articles of Amendment to Articles of Incorporation of the Registrant, dated and filed December 12, 2014 -Incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 133 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 30, 2015.

            (o) Articles of Amendment to Articles of Incorporation of the Registrant, effective and filed January 20, 2015 - Incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 133 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 30, 2015.

            (p) Articles Supplementary to Articles of Incorporation of the Registrant, dated and filed August 6, 2015 - Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 139 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on August 10, 2015.

      (2) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit 99.77Q1 - Other Exhibits of the Registrant's Semi-Annual Report on Form NSAR-A (File No. 811-02383), filed with the Securities and Exchange Commission on May 30, 2006.

      (3)   Voting Trust Agreements - Not applicable.

      (4) Form of Agreement and Plan of Acquisition and Dissolution - filed as Appendix A to the Proxy Statement/Prospectus.

      (5) Instruments defining the rights of holders of the securities being registered - Not applicable.

      (6) Form of Investment Advisory Contract between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 142 of the Registrant's Registration Statement on Form N-1A (file Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on November 6, 2015.

      (7)   (a)   Distribution Services Agreement between the Registrant and
                  AllianceBernstein Investments, Inc. (formerly known as
                  Alliance Fund Distributors, Inc.), dated as of July 22, 1992, as amended, April 30, 1993 - Incorporated by reference to
                  Exhibit 6(a) to Post-Effective Amendment No. 65 of the
                  Registrant's Registration Statement on Form N-1A (File Nos.
                  2-48227 and 811-02383), filed with the Securities and Exchange
                  Commission on October 31, 1997.

            (b) Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.), dated as of June 4, 1996 - Incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 64 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on October 31, 1996.

            (c) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research and Management, Inc.) - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 81 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on October 31, 2003.

            (d) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research and Management, Inc.), dated as of December 16, 2004 - Incorporated by reference to Exhibit (e)(4) to the Post-Effective Amendment No. 84 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2005.

            (e) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc., dated as of June 14, 2006 - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 87 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2007.

            (f) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (g) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research and Management, Inc.) and selected agents making available shares of the Registrant - Incorporated by reference to Exhibit (e)(6) to the Post-Effective Amendment No. 84 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2005.

            (h) Selected Dealer Agreement between Alliance Bernstein Investments, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated making available shares of the Registrant effective April 30, 2009 - Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (i) Loading Fund Operating Agreement between Alliance Bernstein Investments, Inc. and Charles Schwab & Co., Inc. making available shares of the Registrant, dated as of June 1, 2007 - Incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1-A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (j) Cooperation Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research and Management, Inc.) and UBS AG, dated November 1, 2005 - Incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (k) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc.
                  - Incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment No. 92 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 18, 2009.

            (l) Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc., dated as of August 9, 2013 - Incorporated by reference to Exhibit
                  (e)(12) to Post-Effective Amendment No. 126 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on April 28, 2014.

            (m) Form of Amendment to the Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (e)(13) to Post-Effective Amendment No. 142 of the Registrant's
                  Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on November 6, 2015.

      (8) Bonus, profit sharing, pension or other similar contracts or arrangements - Not applicable.

      (9)   (a)   Master Custodian Agreement between the Registrant and State
                  Street Bank and Trust Company, effective August 3, 2009 -
                  Incorporated by reference to Exhibit (g) to Post-Effective
                  Amendment No. 51 of the Registration Statement on Form N-1A of
                  AllianceBernstein Variable Products Series Fund, Inc. (File
                  Nos. 33-18647 and 811-05398), filed with the Securities and Exchange Commission on April 29, 2010.

            (b) Form of Amendment to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company, effective [_____], 2015 - Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 142 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on November 6, 2015.

            (c)   Form   of   Novation  and  Amendment  Agreement  between  the
                  Registrant and Brown Brothers Harriman & Co., regarding the AB High Yield Portfolio - Incorporated by reference to Exhibit
                  (g)(19) to Post-Effective Amendment No. 202 to the Registration Statement on Form N-1A of AB Cap Fund, Inc. (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on December 3, 2015.

      (10)  (a)   Rule 12b-1 Plan - See Exhibit (7)(a) hereto.

            (b) Amended and Restated Rule 18f-3 Plan, dated August 9, 2013 - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 126 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on April 28, 2014.

      (11) Opinion and Consent of Seward & Kissel LLP regarding the legality of securities being registered - Filed herewith.

      (12) Opinion and Consent of Seward & Kissel LLP as to Tax matters - To be filed by amendment.

      (13)  (a)   Transfer Agency Agreement between the Registrant and
                  AllianceBernstein Investor Services, Inc. (formerly known as
                  Alliance Fund Services, Inc.), dated as of September 14, 1988
                  - Incorporated by reference to Exhibit 9 to Post-Effective
                  Amendment No. 65 of the Registrant's Registration Statement on
                  Form N-1A (File Nos. 2-48227 and 811-02383), filed with the
                  Securities and Exchange Commission on October 31, 1997.

            (b) Form of Amendment to Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc., dated as of June 14, 2006 - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 87 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2007.

            (c) Form of Expense Limitation Undertaking by AllianceBernstein L.P. (formerly known as Alliance Capital Management L.P.), with respect to Quality Bond Portfolio - Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 84 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on January 31, 2005.

            (d) Form of Expense Limitation Agreement by AllianceBernstein L.P. with respect to AllianceBernstein Government Reserves Portfolio - Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 115 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on March 19, 2013.

            (e) Form of Expense Limitation Agreement by AllianceBernstein L.P. with respect to AllianceBernstein Tax-Aware Fixed Income Portfolio - Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 119 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on December 11, 2013.

            (f) Expense Limitation Agreement by AllianceBernstein L.P. with respect to AllianceBernstein Credit Long/Short Portfolio, dated May 7, 2014 - Incorporated by reference to Exhibit
                  (h)(6) to Post-Effective Amendment No. 129 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on August 28, 2014.

            (g) Expense Limitation Agreement by AllianceBernstein L.P. with respect to AllianceBernstein High Yield Portfolio, dated July 15, 2014 - Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 129 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on August 28, 2014.

            (h) Form of Expense Limitation Agreement by AllianceBernstein L.P. with respect to AB Income Fund - Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 147 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-48227 and 811-02383), filed with the Securities and Exchange Commission on April 21, 2016.

      (14) Consent of Independent Registered Public Accounting Firm - Filed herewith.

      (15) Financial statements omitted pursuant to Item 14(a)(1). - Not applicable.

      (16)  Powers  of  Attorney for: John H. Dobkin, Michael J. Downey, William
            H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Robert M. Keith, Garry L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Filed herewith.


ITEM 17.    Undertakings.

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Acquisition described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES
                                   ----------

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 20th day of May, 2016.

                                                   AB BOND FUND, INC.

                                                   By:  Robert M. Keith*
                                                        ----------------
                                                        Robert M. Keith
                                                        President

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

            Signature                         Title                  Date
            ---------                         -----                  ----

(1)   Principal Executive Officer:

      Robert M. Keith*                  President and Chief      May 20, 2016
      ---------------                   Executive Officer
      Robert M. Keith


(2)   Principal Financial and
      Accounting Officer:

      /s/ Joseph J. Mantineo            Treasurer and Chief      May 20, 2016
      ----------------------            Financial Officer
      Joseph J. Mantineo

(3)   Directors:

      John H. Dobkin*
      Michael J. Downey*
      William H. Foulk, Jr.*
      D. James Guzy*
      Nancy P. Jacklin*
      Robert M. Keith*
      Garry L. Moody*
      Marshall C. Turner, Jr.*
      Earl D. Weiner*

      *By:  /s/ Stephen J. Laffey                                May 20, 2016
            ---------------------
            Stephen J. Laffey
            (Attorney-in-fact)

                               Index to Exhibits
                               -----------------


Exhibit No.          Description of Exhibits
-----------          -----------------------


(11)                 Opinion and Consent of Seward & Kissel LLP

(14)                 Consent of Independent Registered Public Accounting Firm

(16)                 Powers of Attorney